July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock Diversified Fixed Income Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AB Issuer LLC, Series 2026-1A, Class A2, 6.41%, 04/30/56(a)	USD	129	$ 128,161
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1 mo. Term SOFR + 0.80%), 4.53%, 08/25/35(b)		206	181,090
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(a)		89	89,326
Affirm Asset Securitization Trust(a)
Series 2023-X1, Class D, 9.55%, 11/15/28		39	38,904
Series 2024-B, Class C, 5.06%, 09/15/29		2,250	2,250,907
Series 2024-B, Class D, 5.50%, 09/15/29		1,500	1,500,955
Series 2024-X1, Class D, 7.29%, 05/15/29		55	54,861
Series 2024-X2, Class D, 6.08%, 12/17/29		486	487,522
Affirm Master Trust(a)
Series 2025-1A, Class B, 5.13%, 02/15/33		1,000	1,001,312
Series 2025-1A, Class C, 5.28%, 02/15/33		640	640,706
Series 2025-3A, Class B, 4.75%, 10/16/34		980	969,164
Series 2025-3A, Class C, 4.89%, 10/16/34		1,850	1,828,009
Series 2026-1A, Class A, 4.37%, 02/15/34		172	170,949
AGL CLO Ltd., Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.10%, 10/20/37(a)(b)		250	250,423
AGL Core CLO Ltd., Series 2025-38A, Class A1, (3- mo. CME Term SOFR + 1.24%), 4.97%, 01/22/38(a)(b)		250	250,125
Ajax Mortgage Loan Trust, Series 2023-B, Class A, 4.25%, 10/25/62(a)		82	81,572
ALLO Issuer LLC, Series 2026-1A, Class A2, 5.61%, 06/20/56(a)		386	386,921
Anchorage Capital CLO Ltd.(a)(b)
Series 2020-15A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.14%, 07/20/38		250	250,596
Series 2025-34A, Class A1, (3-mo. CME Term SOFR + 1.27%), 5.02%, 01/15/39		250	250,364
ARES XLIV CLO Ltd., Series 2017-44A, Class CRR, (3-mo. CME Term SOFR + 2.75%), 6.50%, 04/15/34(a)(b)		250	250,304
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. Term SOFR + 0.59%), 4.32%, 05/25/35(b)		136	115,633
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1, (1 mo. Term SOFR + 1.09%), 4.81%, 12/25/34(b)		124	119,282
Ballyrock CLO Ltd.(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.08%, 01/15/38		420	420,587
Series 2023-25A, Class A1AR, (3-mo. CME Term SOFR + 1.18%), 4.99%, 01/25/38		250	249,847
Series 2025-32A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.61%, 01/25/39		250	250,333
BARC 2026-CES1, Series 2026-CES1, Class A1A, 4.85%, 01/25/56(a)		256	251,464
Barings Euro CLO DAC, Series 2020-1A, Class CRR, (3-mo. EURIBOR + 2.40%), 4.88%, 10/21/38(a)(b)	EUR	500	578,736
BBAM U.S. CLO VI Ltd., Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.06%, 01/27/39(a)(b)	USD	250	250,380
Bbva Consumer Fondo de Titulizacion, Series 2026-1, Class F, (3-mo. EURIBOR + 5.10%), 7.32%, 05/20/39(b)(c)	EUR	94	107,782
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE7, Class 1A2, (1 mo. Term SOFR + 0.45%), 4.18%, 09/25/36(b)	USD	44	43,760
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities Trust, Series 2005-2, Class M5, (1 mo. Term SOFR + 5.36%), 6.24%, 06/25/35(b)	USD	210	$ 213,408
Benefit Street Partners CLO Ltd., Series 2025-44A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.97%, 01/15/39(a)(b)		250	250,170
Benefit Street Partners CLO XXIX Ltd., Series 2022- 29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 4.99%, 01/25/38(a)(b)		700	699,391
Benefit Street Partners CLO XXVII Ltd., Series 2022- 27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.10%, 10/20/37(a)(b)		250	250,375
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, (3-mo. CME Term SOFR + 1.32%), 5.07%, 07/23/32(a)(b)		50	50,461
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(a)		21	21,444
BlueMountain CLO Ltd., Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 5.66%, 10/25/30(a)(b)		250	249,745
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.15%, 03/31/38(a)(b)		250	250,518
Bridge Street CLO IV Ltd., Series 2024-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.93%, 04/20/39(a)(b)		250	250,257
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.03%, 01/15/39(a)(b)		250	250,386
California Street CLO IX LP, Series 2012-9A, Class BR3, (3-mo. CME Term SOFR + 2.01%), 5.80%, 07/16/32(a)(b)		300	299,847
Carlyle U.S. CLO Ltd.(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.13%, 10/21/37		250	250,504
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 5.51%, 10/21/37		250	250,430
CIFC Funding Ltd.(a)(b)
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.16%, 07/17/37		250	250,195
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.38%, 10/18/38		400	401,224
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.24%, 07/16/37		250	250,084
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.05%, 01/15/40		250	250,565
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.56%, 07/25/37		250	250,792
Series 2021-6A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 4.88%, 07/15/39		250	250,000
CIT Mortgage Loan Trust(a)(b)
Series 2007-1, Class 1M2, (1 mo. Term SOFR + 2.74%), 5.59%, 10/25/37		150	146,872
Series 2007-1, Class 2M2, (1 mo. Term SOFR + 2.74%), 5.59%, 10/25/37		676	650,074
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(a)		60	61,461
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 5.37%, 06/25/54(a)(b)		97	98,181
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, 07/25/50(a)		156	152,594

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)	USD	100	$ 100,323
Conseco Finance Corp., Series 1998-4, Class M1, 6.83%, 04/01/30(b)		55	55,037
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(a)
Series 2025-4A, Class B, 5.77%, 12/20/55		445	441,965
Series 2026-1A, Class A2, 5.08%, 03/20/56		100	97,535
Series 2026-1A, Class B, 5.42%, 03/20/56		100	97,132
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)		15	12,231
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)		372	313,558
Creeksource Dunes Creek CLO Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.16%, 01/15/38(a)		250	250,485
CWABS Asset-Backed Certificates Trust(b)
Series 2006-11, Class 1AF4, 6.30%, 12/25/35		139	134,991
Series 2006-14, Class M1, (1 mo. Term SOFR + 0.55%), 4.27%, 02/25/37		22	23,382
CWABS Asset-Backed Notes Trust, Series 2007- SEA2, Class 2A1, (1 mo. Term SOFR + 1.61%), 5.34%, 06/25/47(a)(b)		30	24,941
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 3.93%, 01/15/37(b)		1	709
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/55(a)		205	201,560
Deephaven Residential Mortgage Trust, Series 2025- CES1, Class A1A, 5.22%, 10/25/55(a)		82	80,913
Diameter Capital CLO Ltd., Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.13%, 10/20/37(a)(b)		460	460,853
DigitalBridge Issuer LLC, Series 2026-1A, Class A2, 6.33%, 06/25/56(a)		108	107,272
Dowson PLC(b)(c)
Series 2024-1, Class E, (1-day SONIA GBP 3.95%), 7.69%, 08/20/31	GBP	110	149,751
Series 2024-1, Class F, (1-day SONIA GBP 6.95%), 10.69%, 08/20/31		162	221,100
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	USD	450	450,504
Dryden CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.93%, 08/20/34(a)(b)		250	250,120
Edgeconnex Data Centers Europe BV, Series 2026- 1X, Class A2, 4.50%, 04/30/56(c)	EUR	191	219,608
Elmwood CLO III Ltd., Series 2019-3A, Class ERR, (3-mo. CME Term SOFR + 5.95%), 9.68%, 07/18/37(a)(b)	USD	250	236,868
Equity One Mortgage Pass-Through Trust, Series 2003-3, Class M2, 3.80%, 12/25/33(b)		288	256,037
Exeter Automobile Receivables Trust
Series 2022-5A, Class D, 7.40%, 02/15/29		53	53,113
Series 2023-2A, Class D, 6.32%, 08/15/29		545	550,332
series 2023-3A, Class D, 6.68%, 04/16/29		376	380,108
Series 2023-4A, Class D, 6.95%, 12/17/29		350	354,714
Ezee Fiber Funding LLC, Series 2026-1A, Class A2, 08/20/56(a)(d)		400	401,618
FIGRE Trust, Series 2026-HE1, Class A, 4.98%, 01/25/56(a)(b)		133	130,112
Financeit Securitization LP(a)
Series 2026-1, Class A, 4.04%, 05/25/51	CAD	300	212,092
Security		Par (000)	Value
Asset-Backed Securities (continued)
Financeit Securitization LP(a) (continued)
Series 2026-1, Class D, 8.12%, 05/25/51	CAD	100	$ 70,374
First Franklin Mortgage Loan Trust, Series 2006- FF13, Class A1, (1 mo. Term SOFR + 0.35%), 4.08%, 10/25/36(b)	USD	26	16,481
FirstKey Homes Trust, Series 2022-SFR1, Class E2, 5.00%, 05/19/39(a)		590	582,028
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		87	85,971
Fondo de Titulizacion Santander Consumo, Series 9, Class F, (3-mo. EURIBOR + 4.87%), 7.34%, 10/25/40(b)(c)	EUR	176	201,727
Fortuna Consumer Loan ABS DAC, Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.31%, 10/18/34(b)		58	67,700
Foundation Finance Trust(a)
Series 2025-1A, Class A, 4.95%, 04/15/50	USD	81	80,618
Series 2025-2A, Class D, 5.68%, 04/15/52		99	97,922
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN1, Class A, 4.50%, 06/25/52(a)		45	44,833
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A, Class A, 5.35%, 10/20/46		223	222,699
Series 2025-1A, Class A, 5.38%, 02/20/49		184	183,405
Series 2025-2A, Class A, 5.32%, 06/20/49		167	165,617
Series 2025-2A, Class B, 5.98%, 06/20/49		280	278,514
Series 2025-3A, Class A, 5.00%, 10/20/49		258	253,744
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2, Class A4, 5.15%, 10/27/59		36	36,243
Series 2024-2, Class B, 5.26%, 10/27/59		75	74,933
Series 2024-2, Class D, 6.43%, 10/27/59		242	244,214
Series 2025-3A, Class A3, 4.52%, 12/27/60		85	84,493
Series 2026-REV1, Class A, 4.93%, 05/15/41		308	307,096
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59(a)		335	338,705
GSAMP Trust, Series 2006-HE4, Class M1, (1 mo. Term SOFR + 0.56%), 4.29%, 06/25/36(b)		100	86,395
Hill FL BV, Series 2025-1FL, Class E, (1-mo. EURIBOR + 2.64%), 4.85%, 10/18/32(b)(c)	EUR	100	115,714
Household Capital RMBS, Series 2025-1, Class A, (3-Month BBSW + 1.90%), 6.37%, 07/21/87(b)(c)	AUD	85	59,949
Huntington Bank Auto Credit-Linked Notes(a)(b)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.02%, 05/20/32	USD	116	116,159
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 4.97%, 10/20/32		158	158,255
Series 2025-2, Class B2, (30-day Avg SOFR + 1.20%), 4.82%, 09/20/33		173	173,790
INCREF LLC, Series 2025-FL1, Class A, (1 mo. Term SOFR + 1.73%), 5.40%, 10/19/42(a)(b)		109	109,259
Invesco Euro CLO VI DAC, Series 6A, Class D, (3- mo. EURIBOR + 3.05%), 5.48%, 07/15/34(a)(b)	EUR	250	284,371
Invesco U.S. CLO Ltd., Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.06%, 07/15/38(a)(b)	USD	250	250,561
Jersey Mikes Funding LLC, Series 2026-1A, Class A2, 5.48%, 02/15/56(a)		403	393,995
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1B, 4.96%, 06/25/56(a)		31	30,576
Kennedy Lewis CLO Ltd.(a)(b)
Series 2023-12A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.06%, 07/20/38		250	250,462
Series 2025-19A, Class A, (3-mo. CME Term SOFR + 1.25%), 4.98%, 04/22/36		250	250,069
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
KKR CLO Ltd.(a)(b)
Series 23, Class AR2, (3-mo. CME Term SOFR + 1.05%), 4.78%, 04/20/36	USD	224	$ 224,031
Series 29A, Class A1RR, (3-mo. CME Term SOFR + 1.25%), 4.87%, 07/15/39		1,105	1,105,210
Series 34A, Class AR, (3-mo. CME Term SOFR + 1.10%), 4.85%, 07/15/34		250	250,213
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME Term SOFR + 1.28%), 5.01%, 07/20/34(a)(b)		250	250,024
Lendmark Funding Trust(a)
Series 2025-1A, Class A, 4.94%, 09/20/34		171	170,839
Series 2025-1A, Class B, 5.33%, 09/20/34		181	181,315
Series 2025-3A, Class A, 4.51%, 05/21/35		206	202,800
Series 2026-1A, Class A, 4.80%, 11/20/35		107	105,745
Lmdv Issuer Co. LLC, Series 2025-1A, Class B, 5.90%, 12/15/55(a)		333	331,024
LMRE SFR1 Trust, Series 2025-SFR1, Class A, 4.50%, 12/17/42(a)		100	95,707
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1 mo. Term SOFR + 0.47%), 4.20%, 03/25/46(b)		101	88,778
Lyra Music Assets Delaware LP(a)
Series 2024-2A, Class A2, 5.76%, 12/22/64		139	139,352
Series 2025-1A, Class A2, 5.60%, 09/20/65		93	92,906
Madison Park Funding XXXI Ltd.(a)(b)
Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 5.55%, 07/23/37		250	250,062
Series 2018-31A, Class CR, (3-mo. CME Term SOFR + 2.25%), 6.00%, 07/23/37		250	250,268
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR2, (3-mo. CME Term SOFR + 1.03%), 4.78%, 10/15/32(a)(b)		230	229,492
Mariner Finance Issuance Trust(a)
Series 2024-AA, Class A, 5.13%, 09/22/36		178	178,456
Series 2024-BA, Class A, 4.91%, 11/20/38		204	202,600
Series 2025-AA, Class A, 4.98%, 05/20/38		157	156,736
Series 2025-BA, Class A, 4.59%, 11/22/38		210	207,439
Series 2026-AA, Class A, 5.01%, 05/20/39		138	137,486
Mastr Asset Backed Securities Trust, Series 2007- NCW, Class A1, (1 mo. Term SOFR + 0.71%), 4.44%, 05/25/37(a)(b)		156	140,703
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07%, 06/21/32(a)		100	99,270
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)		85	85,317
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.07%, 07/18/38(a)(b)		250	250,222
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006- HE8, Class A2FP, (1 mo. Term SOFR + 0.18%), 3.91%, 10/25/36(b)		39	16,725
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36		27	5,552
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47		285	94,614
Navient Education Loan Trust, Series 2026-A, Class A, 4.86%, 09/15/56(a)		96	94,556
Navient Private Education Loan Trust(a)
Series 2015-AA, Class B, 3.50%, 12/15/44		120	118,763
Series 2016-AA, Class B, 3.50%, 12/16/58(b)		121	119,829
Navient Private Education Refi Loan Trust(a)
Series 2019-CA, Class A2, 3.13%, 02/15/68		6	6,313
Series 2020-CA, Class A2B, (1 mo. Term SOFR + 1.71%), 5.39%, 11/15/68(b)		241	243,022
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust(a) (continued)
Series 2021-CA, Class A, 1.06%, 10/15/69	USD	82	$ 74,574
Navient Refinance Loan Trust(a)
Series 2025-B, Class A, 4.72%, 09/15/55		116	114,352
Series 2025-C, Class A, 4.80%, 10/15/55		109	107,660
Nelnet Student Loan Trust(a)
Series 2021-A, Class A1, (1 mo. Term SOFR + 0.91%), 4.58%, 04/20/62(b)		58	58,154
Series 2021-A, Class B1, 2.85%, 04/20/62		100	89,498
Series 2023-PL1A, Class A1A, (30-day Avg SOFR + 2.25%), 5.87%, 11/25/53(b)		31	31,381
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 4.73%, 03/15/57(b)		281	279,470
Series 2025-BA, Class A1B, (30-day Avg SOFR + 1.35%), 4.98%, 05/17/55(b)		403	405,924
Series 2025-BA, Class B, 4.98%, 05/17/55		110	108,198
Series 2025-BA, Class C, 5.38%, 05/17/55		125	120,812
Series 2025-CA, Class A1B, (30-day Avg SOFR + 1.35%), 4.97%, 06/22/65(b)		117	117,252
NetCredit Combined Receivables LLC, Series 2024-A, Class B, 8.31%, 10/21/30(a)		815	822,821
OCP CLO Ltd.(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.07%, 11/26/37		250	250,375
Series 2024-36A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.49%, 10/16/37		250	250,528
OHA Credit Funding Ltd.(a)(b)
Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.02%, 01/22/38		250	250,536
Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 5.01%, 07/19/38		250	250,540
Series 2021-10RA, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.99%, 07/18/37		250	250,155
Series 2024-17RA, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.87%, 04/20/39		250	249,832
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.08%, 10/18/37(a)(b)		500	500,601
OHA Loan Funding Ltd., Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.19%, 07/20/37(a)(b)		250	250,271
OnDeck Asset Securitization Trust IV LLC, Series 2023-1A, Class A, 7.00%, 08/19/30(a)		160	160,102
Onemain Financial Issuance Trust(a)
Series 2025-1A, Class D, 5.79%, 07/14/38		100	99,656
Series 2026-1A, Class B, 5.20%, 07/14/39		100	99,531
Series 2026-1A, Class C, 5.40%, 07/14/39		100	99,694
OneMain Financial Issuance Trust(a)
Series 2020-2A, Class A, 1.75%, 09/14/35		38	37,707
Series 2020-2A, Class B, 2.21%, 09/14/35		240	233,548
Series 2024-1A, Class A, 5.79%, 05/14/41		184	188,741
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37		6	6,160
Orchard Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.09%, 10/20/37(a)(b)		310	310,310
Owl Rock CLO III Ltd., Series 2020-3A, Class AR, (3-mo. CME Term SOFR + 1.85%), 5.58%, 04/20/36(a)(b)		250	250,173
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.48%, 07/24/36(a)(b)		250	250,075

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd., Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 0.95%), 4.70%, 01/15/34(a)(b)	USD	214	$ 214,011
Park Blue CLO Ltd., Series 2025-9A, Class A1, (3- mo. CME Term SOFR + 1.35%), 5.08%, 10/20/38(a)(b)		620	621,085
Perimeter Master Note Business Trust(a)
Series 2026-1A, Class A, 6.01%, 01/15/32		600	598,393
Series 2026-1A, Class C, 8.73%, 01/15/32		100	99,652
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55(a)		152	147,826
Progress Residential Trust(a)
Series 2022-SFR3, Class F, 6.60%, 04/17/39		136	135,550
Series 2023-SFR1, Class E1, 6.15%, 03/17/40		690	686,373
Quest Trust, Series 2004-X2, Class M3, (1 mo. Term SOFR + 3.34%), 7.06%, 06/25/34(a)(b)		475	433,715
Rad CLO Ltd.(a)(b)
Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.18%, 01/15/35		250	250,061
Series 2024-23A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.31%, 07/20/41		750	750,930
RCKT Mortgage Trust, Series 2024-CES2, Class B1, 8.01%, 04/25/44(a)(b)		145	146,565
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.13%, 01/25/38(a)(b)		250	250,391
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.04%, 10/15/38(a)(b)		250	250,567
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 4.91%, 04/15/38(a)(b)		160	159,758
Regional Management Issuance Trust(a)
Series 2021-2, Class A, 1.90%, 08/15/33		120	117,641
Series 2021-2, Class B, 2.35%, 08/15/33		300	283,853
Series 2025-2, Class A, 4.59%, 11/16/37		174	172,630
Republic Finance Issuance Trust(a)
Series 2024-A, Class B, 6.47%, 08/20/32		100	100,083
Series 2024-B, Class A, 5.42%, 11/20/37		200	200,653
Series 2024-B, Class B, 5.86%, 11/20/37		100	100,552
Series 2025-A, Class A, 4.59%, 11/20/34		239	235,697
Series 2026-A, Class A, 4.82%, 06/20/39		113	111,732
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		450	425,433
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(a)		133	129,251
Romark CLO III Ltd., Series 2019-3A, Class A2AR, (3-mo. CME Term SOFR + 2.01%), 5.76%, 10/15/34(a)(b)		250	249,840
RR Ltd., Series 2023-27A, Class A1AR, (3-mo. CME Term SOFR + 1.23%), 4.98%, 10/15/40(a)(b)		250	250,074
Sagard-Halseypoint CLO Ltd.(a)(b)
Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.23%, 01/30/38		1,110	1,111,443
Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.08%, 10/20/38		500	500,877
Sandstone Peak IV Ltd., Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.02%, 01/20/39(a)(b)		250	250,411
Santander Consumo 11 FT, Series 11, Class E, (3- mo. EURIBOR + 3.55%), 6.05%, 04/24/42(b)(c)	EUR	100	115,638
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 03/15/30	USD	240	241,358
Security		Par (000)	Value
Asset-Backed Securities (continued)
Scooter S Coffee Issuer LLC, Series 2026-1A, Class A2, 6.38%, 05/20/56(a)	USD	284	$ 280,458
Secucor Finance 2013-1 DAC(b)(c)
Series 2025-1, Class D, (1-mo. EURIBOR + 3.40%), 5.61%, 09/20/36	EUR	100	114,882
Series 2025-1, Class F, (1-mo. EURIBOR + 6.20%), 8.41%, 09/20/36		100	115,461
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(a)	USD	58	59,193
Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, 07/25/55(a)		182	177,179
Shentel Issuer LLC, Series 2025-1A, Class A2, 5.64%, 12/20/55(a)		250	250,307
Silver Point CLO Ltd.(a)(b)
Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.05%, 01/20/38		250	250,340
Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.00%, 10/15/38		250	250,324
SMB Private Education Loan Trust(a)
Series 2018-B, Class A2B, (1 mo. Term SOFR + 0.83%), 4.51%, 01/15/37(b)		32	31,864
Series 2019-B, Class B, 3.56%, 06/15/43		800	761,564
Series 2021-A, Class A2A1, (1 mo. Term SOFR + 0.84%), 4.52%, 01/15/53(b)		244	241,803
Series 2021-A, Class B, 2.31%, 01/15/53		112	108,632
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.08%, 03/15/56(b)		87	88,034
Series 2024-A, Class B, 5.88%, 03/15/56		154	154,976
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 4.72%, 06/17/52(b)		70	69,438
Sofi Consumer Loan Program Trust(a)
Series 2026-B, Class A, 4.40%, 02/25/36		333	332,430
Series 2026-B, Class B, 4.90%, 02/25/36		45	44,669
Series 2026-B, Class C, 5.20%, 02/25/36		45	44,714
Series 2026-B, Class D, 5.56%, 02/25/36		45	44,765
SoFi Personal Loan Trust, Series 2024-1A, Class A, 6.06%, 02/12/31(a)		11	11,413
Soundview Home Loan Trust(b)
Series 2005-OPT3, Class M4, (1 mo. Term SOFR + 1.13%), 4.86%, 11/25/35		25	20,229
Series 2007-NS1, Class M1, (1 mo. Term SOFR + 0.64%), 4.36%, 01/25/37		19	19,773
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(a)		76	74,903
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		84	83,844
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(a)		165	162,339
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/30(a)		670	669,650
Sunshine Mortgage Funding 1 PLC, Series 1X, Class A1, 5.25%, 04/30/91(c)	GBP	165	217,428
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(a)	USD	243	238,055
Trestles CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.12%, 10/20/37(a)(b)		250	250,452
Trestles CLO IX Ltd., Series 2025-9A, Class A1, (3- mo. CME Term SOFR + 1.26%), 5.01%, 01/15/39(a)(b)		250	250,307
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3- mo. CME Term SOFR + 1.46%), 5.13%, 07/25/37(a)(b)		500	500,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trimaran CAVU Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.19%, 01/25/38(a)(b)	USD	250	$ 250,492
Truist Bank Auto Credit-Linked Notes Series, Series 2026-1, Class B, 5.07%, 06/26/34(a)		231	230,467
UPG HI Issuer Trust(a)
Series 2025-2, Class A, 5.00%, 09/25/47		72	72,068
Series 2026-1, Class A, 5.03%, 02/25/48		193	191,714
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4, Class A, 5.50%, 08/16/32		56	56,100
Series 2025-ST5, Class B, 5.25%, 09/15/32		100	99,527
Series 2025-ST6, Class A, 4.61%, 10/15/32		568	567,303
Series 2025-ST7, Class A, 4.55%, 11/15/32		69	69,157
Series 2025-ST7, Class B, 4.98%, 11/15/32		100	99,991
Series 2025-ST8, Class C, 5.25%, 12/15/33		100	98,966
Series 2026-ST2, Class A, 4.41%, 06/15/34		118	118,073
Series 2026-ST2, Class B, 5.43%, 06/15/34		250	249,613
Upstart Securitization Trust, Series 2025-3, Class B, 5.02%, 09/20/35(a)		650	647,851
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		171	169,876
Vehis Auto Leasing DAC, Series 2026-1, Class B, 9.33%, 06/25/34(b)(c)	PLN	826	221,504
Venture XXVII CLO Ltd., Series 2017-27A, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.59%, 07/20/30(a)(b)	USD	17	17,126
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 4.86%, 07/20/32(a)(b)		103	102,587
Vista Point Securitization Trust(a)
Series 2025-CES3, Class A1, 5.30%, 11/25/55		129	127,603
Series 2026-CES1, Class A1, 5.04%, 02/25/56		749	740,807
WaMu Asset-Backed Certificates WaMu Trust(b)
Series 2007-HE1, Class 2A3, (1 mo. Term SOFR + 0.41%), 4.14%, 01/25/37		248	109,419
Series 2007-HE2, Class 2A2, (1 mo. Term SOFR + 0.49%), 4.22%, 04/25/37		370	129,067
Series 2007-HE2, Class 2A3, (1 mo. Term SOFR + 0.61%), 4.34%, 04/25/37		546	190,249
Series 2007-HE2, Class 2A4, (1 mo. Term SOFR + 0.83%), 4.56%, 04/25/37		252	87,671
Washington Mutual Asset-Backed Certificates WMABS Trust(b)
Series 2007-HE1, Class 2A1, (1 mo. Term SOFR + 0.23%), 3.96%, 11/25/36		6	1,687
Series 2007-HE1, Class 2A2, (1 mo. Term SOFR + 0.45%), 4.18%, 11/25/36		49	14,970
Series 2007-HE2, Class 2A1, (1 mo. Term SOFR + 0.31%), 4.04%, 02/25/37		483	140,537
Westlake Automobile Receivables Trust(a)
Series 2023-1A, Class D, 6.79%, 11/15/28		570	575,143
Series 2023-2A, Class D, 7.01%, 11/15/28		696	703,092
Series 2023-3A, Class C, 6.02%, 09/15/28		182	182,808
Series 2023-3A, Class D, 6.47%, 03/15/29		180	182,524
Series 2023-4A, Class C, 6.64%, 11/15/28		492	495,780
Series 2024-1A, Class D, 6.02%, 10/15/29		680	689,460
Series 2024-2A, Class D, 5.91%, 04/15/30		1,170	1,183,751
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.18%), 4.96%, 01/24/37(a)(b)	USD	250	$ 249,892
Whitebox CLO III Ltd., Series 2021-3A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.65%, 10/15/35(a)(b)		250	250,267
Wise CLO Ltd., Series 2026-1A, Class A, (3-mo. CME Term SOFR + 1.22%), 4.99%, 07/20/39(a)(b)		250	249,818
Total Asset-Backed Securities — 5.4% (Cost: $68,433,675)			68,757,218

	Shares
Common Stocks
Aerospace & Defense — 0.0%
Boeing Co.(e)	32	6,916
General Electric Co.	9	3,241
		10,157
Banks — 0.0%
Flagstar Bank N.A.	9,056	128,776
Building Products — 0.0%
Carrier Global Corp.	47	2,905
Trane Technologies PLC	15	6,824
		9,729
Capital Markets — 0.0%
Wealthfront Corp.(e)	1,394	13,229
Chemicals — 0.0%
Methanex Corp.	503	27,942
Communications Equipment — 0.0%
Vistance Networks, Inc.	4,733	55,565
Electric Utilities — 0.0%
PG&E Corp.	1,718	29,859
Electrical Equipment — 0.0%
GE Vernova, Inc.	5	4,951
Innio NV(e)	19	464
		5,415
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.	54	7,466
Energy Equipment & Services — 0.0%
Solaris Energy Infrastructure, Inc., Class A(f)	1,642	84,415
Entertainment — 0.0%
Walt Disney Co.	200	19,238
Hotels, Restaurants & Leisure(e) — 0.1%
Caesars Entertainment, Inc.	1,680	49,980
Genius Sports Ltd.	13,583	94,130
Six Flags Entertainment Corp.(f)	1,325	22,963
		167,073
Household Durables — 0.0%
Century Communities, Inc.	691	46,408

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
KB Home	272	$ 14,952
Meritage Homes Corp.	557	39,101
		100,461
IT Services — 0.0%
CoreWeave, Inc., Class A(e)	84	6,029
Media(e) — 0.0%
AMC Global Media, Inc., Class A	3,404	38,125
EchoStar Corp., Class A	673	56,592
		94,717
Metals & Mining — 0.0%
Algoma Steel Group, Inc.(e)	7,288	28,059
Oil, Gas & Consumable Fuels — 0.0%
APA Corp.	754	28,139
Marathon Petroleum Corp.	93	29,432
PBF Energy, Inc., Class A	362	26,165
SM Energy Co.	1,194	38,829
Valero Energy Corp.	60	18,774
Williams Cos., Inc.	31	2,218
		143,557
Pharmaceuticals — 0.0%
Eli Lilly & Co.	4	4,595
Semiconductors & Semiconductor Equipment — 0.0%
Cerebras Systems, Inc., Class A(e)	3	596
First Solar, Inc.(e)	9	1,900
KLA Corp.	16	2,925
Lam Research Corp.	11	3,223
SK hynix, Inc., ADR(e)	255	36,651
		45,295
Software(e) — 0.0%
Synopsys, Inc.	13	5,054
Zoom Communications, Inc., Class A	42	4,035
		9,089
Trading Companies & Distributors — 0.0%
QXO, Inc.(e)	600	7,980
Total Common Stocks — 0.1% (Cost: $1,004,415)		998,646

		Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(a)	USD	157	137,892
Clear Channel Outdoor Holdings, Inc.(a)
7.88%, 04/01/30		36	37,387
7.13%, 02/15/31		67	69,111
7.50%, 03/15/33		66	69,181
Neptune Bidco U.S., Inc., 9.50%, 02/15/33(a)		100	101,867
Omnicom Group, Inc., 4.75%, 03/30/30		50	49,392
			464,830
Aerospace & Defense — 0.4%
ATI, Inc., 5.88%, 06/15/33		15	15,092
Boeing Co.
6.30%, 05/01/29		608	629,747
3.60%, 05/01/34		647	572,712
Security		Par (000)	Value
Aerospace & Defense (continued)
Boeing Co. (continued)
6.53%, 05/01/34	USD	200	$ 214,190
5.71%, 05/01/40		75	74,105
5.81%, 05/01/50(f)		135	127,521
5.93%, 05/01/60		200	186,728
7.01%, 05/01/64		35	37,832
Bombardier, Inc.(a)
7.25%, 07/01/31		99	103,116
6.75%, 06/15/33		103	106,087
7.45%, 05/01/34		16	17,457
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	187,691
General Dynamics Corp.
2.25%, 06/01/31(f)		200	178,347
4.25%, 04/01/50		75	59,913
General Electric Co.
4.30%, 07/29/30		100	98,302
6.75%, 03/15/32		25	27,255
4.90%, 01/29/36		150	146,513
Honeywell Aerospace, Inc., 3.90%, 03/16/28(a)		55	54,373
L3Harris Technologies, Inc.
4.40%, 06/15/28		65	64,653
1.80%, 01/15/31		240	210,132
Lockheed Martin Corp.
4.07%, 12/15/42		100	81,540
3.80%, 03/01/45		46	35,065
4.09%, 09/15/52		100	75,041
Moog, Inc., 5.50%, 10/15/34(a)		3	2,902
Northrop Grumman Corp.
4.90%, 06/01/34		35	34,213
5.25%, 07/15/35		535	532,340
5.15%, 05/01/40		60	57,163
5.20%, 06/01/54		50	44,271
RTX Corp.
4.13%, 11/16/28		70	69,254
4.50%, 06/01/42		275	237,009
4.63%, 11/16/48		50	41,391
TransDigm, Inc.(a)
6.75%, 08/15/28		100	100,626
6.38%, 03/01/29		33	33,397
6.88%, 12/15/30		85	87,131
7.13%, 12/01/31		110	113,458
6.63%, 03/01/32		34	34,569
6.38%, 05/31/33		151	150,962
6.25%, 01/31/34(f)		10	10,098
6.75%, 01/31/34		24	24,391
			4,876,587
Air Freight & Logistics — 0.0%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)		86	88,645
Automobile Components — 0.1%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 09/15/32(a)		100	100,751
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)(f)		108	109,929
Cyprium Corp./Cyprium Holdings Luxembourg SARL(a)
6.13%, 04/15/31(f)		21	20,814
6.38%, 04/15/34		20	19,704
Dorman Products, Inc., 6.25%, 06/15/34(a)		136	136,388
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)		181	188,140
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Goodyear Tire & Rubber Co., 5.25%, 04/30/31(f)	USD	100	$ 89,801
IHO Verwaltungs GmbH(a)(g)
(7.75% PIK), 7.75%, 11/15/30		26	26,948
(8.00% Cash or 8.75% PIK), 8.00%, 11/15/32		64	67,204
Lear Corp., 3.80%, 09/15/27		35	34,659
Magna International, Inc., 2.45%, 06/15/30		215	195,894
Phinia, Inc.(a)
6.75%, 04/15/29		45	45,745
6.63%, 10/15/32		19	19,189
			1,055,166
Automobiles — 0.4%
American Honda Finance Corp.
2.35%, 01/08/27		25	24,791
4.55%, 07/09/27		55	55,034
3.50%, 02/15/28		150	147,425
4.90%, 03/13/29(f)		160	160,292
4.40%, 09/05/29		224	220,769
Asbury Automotive Group, Inc., 4.75%, 03/01/30		100	96,993
Carvana Co.(a)(g)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30		73	75,547
(9.00% PIK), 9.00%, 06/01/31(f)		32	35,197
Ford Motor Co., 4.75%, 01/15/43		54	41,480
Ford Motor Credit Co. LLC
4.27%, 01/09/27		250	249,510
3.82%, 11/02/27		200	196,969
7.20%, 06/10/30		590	617,362
5.75%, 04/06/33(f)		350	343,918
General Motors Co.
6.60%, 04/01/36		160	168,608
5.95%, 04/01/49		195	180,542
General Motors Financial Co., Inc.
5.80%, 01/07/29(f)		135	137,747
5.65%, 01/17/29		300	304,749
4.90%, 10/06/29(f)		163	162,844
5.35%, 01/07/30		150	151,311
3.60%, 06/21/30		150	142,167
2.35%, 01/08/31		58	51,534
5.75%, 02/08/31		45	45,926
2.70%, 06/10/31		228	203,319
5.60%, 06/18/31		150	152,253
Honda Motor Co. Ltd., 2.53%, 03/10/27		50	49,441
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)		100	104,184
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31		135	153,139
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)		116	124,174
Nissan Motor Acceptance Co. LLC(a)
7.05%, 09/15/28(f)		27	27,551
6.13%, 09/30/30		164	160,164
Nissan Motor Co. Ltd.(a)
7.50%, 07/17/30		87	89,111
7.75%, 07/17/32		100	103,298
8.13%, 07/17/35		111	117,123
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(a)		50	50,202
Toyota Motor Credit Corp.
5.25%, 09/11/28		75	76,030
2.15%, 02/13/30		50	45,715
3.38%, 04/01/30		75	71,306
4.55%, 05/17/30		70	69,321
Security		Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
5.10%, 03/21/31	USD	188	$ 189,492
Volkswagen Bank GmbH, 4.00%, 11/26/30(c)	EUR	100	115,067
			5,511,605
Banks — 3.9%
ABN AMRO Bank NV, 4.63%, 11/08/30(c)	GBP	200	262,520
Banco Santander SA, 5.59%, 08/08/28	USD	600	609,164
Bank of America Corp.
(1-day SOFR + 1.05%), 2.55%, 02/04/28(b)		70	69,315
(1-day SOFR + 1.31%), 5.51%, 01/24/36(b)		725	725,322
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)		355	316,833
(1-day SOFR + 1.57%), 5.49%, 04/23/37(b)		100	97,424
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)		299	224,153
(1-day SOFR + 1.65%), 5.47%, 01/23/35(b)		355	356,417
(1-day SOFR + 1.70%), 5.74%, 02/12/36(b)		400	400,253
(1-day SOFR + 1.83%), 4.57%, 04/27/33(b)		25	24,204
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)		71	42,172
(1-day SOFR + 1.91%), 5.29%, 04/25/34(b)		240	239,362
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)		440	309,872
(1-day SOFR + 1.99%), 6.20%, 11/10/28(b)		100	101,935
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)		235	235,658
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)		160	146,787
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(b)		250	229,660
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)		265	260,518
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(b)		100	99,383
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)		490	368,299
Series L, 4.18%, 11/25/27		80	79,556
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)		40	26,900
Bank of Montreal
5.72%, 09/25/28		30	30,641
(1-day SOFR + 0.88%), 4.57%, 09/10/27(b)		160	160,004
Series J, (1-day SOFR + 0.89%), 4.34%, 03/19/30(b)(f)		250	247,111
Bank of New York Mellon Corp.(b)
(1-day SOFR + 0.84%), 4.89%, 07/21/28		25	25,081
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28		175	177,651
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28		125	124,472
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34		266	261,626
Bank of Nova Scotia
5.25%, 06/12/28		50	50,643
5.45%, 08/01/29		25	25,521
(5-year CMT + 2.05%), 4.59%, 05/04/37(b)		115	109,443
Barclays PLC(b)
(1-year CMT + 3.50%), 7.44%, 11/02/33		200	220,509
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29		500	500,455
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29		120	121,333
Citigroup, Inc.
4.45%, 09/29/27		100	99,746
6.63%, 01/15/28		100	102,830
5.92%, 12/11/30(b)		512	476,671
6.00%, 10/31/33		50	51,347
8.13%, 07/15/39		220	268,365
(1-day SOFR + 1.14%), 4.64%, 05/07/28(b)		400	400,048
(1-day SOFR + 1.49%), 5.17%, 09/11/36(b)		200	194,865

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.83%), 6.02%, 01/24/36(b)	USD	191	$ 193,342
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)		473	474,300
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)		100	98,413
(1-day SOFR + 2.11%), 2.57%, 06/03/31(b)		230	210,021
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)		20	20,526
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)		745	729,123
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)		325	317,475
Citizens Financial Group, Inc.
3.25%, 04/30/30		25	23,490
(1-day SOFR + 2.01%), 5.84%, 01/23/30(b)		100	102,015
Cooperatieve Rabobank UA, 4.80%, 01/09/29		250	251,402
Deutsche Bank AG, (1-day SOFR + 2.51%), 6.82%, 11/20/29(b)		150	156,043
Fifth Third Bancorp
3.95%, 03/14/28		75	74,174
(1-day SOFR + 2.34%), 6.34%, 07/27/29(b)		20	20,559
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(b)		50	49,725
First Citizens BancShares, Inc., (1-day SOFR + 1.41%), 5.23%, 03/12/31(b)		205	202,661
Freedom Mortgage Corp., 12.25%, 10/01/30(a)		19	20,355
Fubon Bank Hong Kong Ltd., (5-year CMT + 1.23%), 5.38%, 07/14/36(b)(c)		250	247,670
Goldman Sachs Group, Inc.
2.60%, 02/07/30		150	138,528
6.75%, 10/01/37		375	398,310
6.25%, 02/01/41		200	205,664
5.15%, 05/22/45		50	43,542
(1-day SOFR + 0.82%), 1.54%, 09/10/27(b)		30	29,909
(1-day SOFR + 0.91%), 1.95%, 10/21/27(b)		220	218,796
(1-day SOFR + 1.06%), 4.37%, 10/21/31(b)		100	96,796
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)		493	429,762
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)		375	329,460
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)		637	566,363
(1-day SOFR + 1.31%), 5.43%, 06/03/37(b)		1,838	1,795,593
(1-day SOFR + 1.32%), 4.94%, 04/23/28(b)		72	72,142
(1-day SOFR + 1.32%), 5.54%, 01/21/47(b)		60	55,254
(1-day SOFR + 1.38%), 5.54%, 01/28/36(b)		200	198,476
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)		100	89,402
(1-day SOFR + 1.42%), 5.02%, 10/23/35(b)		790	760,172
(1-day SOFR + 1.70%), 5.73%, 01/28/56(b)		350	324,812
(3-mo. EURIBOR + 0.95%), 3.51%, 08/17/33(b)(c)	EUR	98	110,191
(3-mo. EURIBOR + 1.05%), 4.10%, 07/22/34(b)(c)		79	91,000
(3-mo. EURIBOR + 1.10%), 3.98%, 12/18/36(b)(c)		21	23,702
(5-year CMT + 1.18%), 5.39%, 02/02/41(b)	USD	961	910,307
HSBC Holdings PLC
6.50%, 09/15/37		200	207,895
(1-day SOFR + 1.29%), 5.29%, 11/19/30(b)		500	502,811
(1-day SOFR + 1.43%), 5.13%, 11/06/36(b)		200	192,320
(1-day SOFR + 1.56%), 5.45%, 03/03/36(b)		395	389,451
(1-day SOFR + 1.57%), 5.89%, 08/14/27(b)		200	200,074
(1-day SOFR + 1.90%), 5.87%, 11/18/35(b)		468	468,841
(1-day SOFR + 2.65%), 6.33%, 03/09/44(b)		200	205,353
(1-day SOFR + 2.98%), 6.55%, 06/20/34(b)		200	209,131
(1-day SOFR + 3.35%), 7.39%, 11/03/28(b)		200	206,218
Huntington Bancshares, Inc., (1-day SOFR + 2.02%), 6.21%, 08/21/29(b)		150	153,907
ING Groep NV(b)
(1-day SOFR + 1.56%), 6.08%, 09/11/27		725	726,034
(1-day SOFR + 2.09%), 6.11%, 09/11/34		200	207,859
Intesa Sanpaolo SpA, 6.50%, 03/14/29(b)(c)	GBP	150	206,534
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
6.40%, 05/15/38	USD	50	$ 53,539
4.95%, 06/01/45		105	92,141
(1-day SOFR + 0.80%), 4.92%, 01/24/29(b)		440	441,603
(1-day SOFR + 1.13%), 5.00%, 07/22/30(b)		33	33,059
(1-day SOFR + 1.19%), 5.04%, 01/23/28(b)		50	50,112
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)		175	156,441
(1-day SOFR + 1.26%), 5.15%, 04/23/37(b)		15	14,545
(1-day SOFR + 1.32%), 5.50%, 01/24/36(b)		148	148,211
(1-day SOFR + 1.34%), 4.95%, 10/22/35(b)		350	338,937
(1-day SOFR + 1.46%), 5.29%, 07/22/35(b)		23	22,804
(1-day SOFR + 1.64%), 5.58%, 07/23/36(b)		625	619,139
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)		65	63,177
(1-day SOFR + 1.81%), 6.25%, 10/23/34(b)		623	653,974
(1-day SOFR + 1.85%), 5.35%, 06/01/34(b)		217	217,317
(1-day SOFR + 1.89%), 2.18%, 06/01/28(b)		95	93,157
(1-day SOFR + 1.99%), 4.85%, 07/25/28(b)		325	325,610
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)		100	91,655
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)		395	389,791
(1-day SOFR + 2.58%), 5.72%, 09/14/33(b)		300	305,532
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(b)		563	526,662
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(b)		100	99,598
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(b)		81	60,767
(5-year CMT + 1.25%), 5.80%, 07/23/41(b)		400	395,959
KeyCorp
2.55%, 10/01/29		50	46,565
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(b)		50	52,197
Lloyds Banking Group PLC(b)
(1-year CMT + 0.83%), 4.82%, 06/13/29		200	200,099
(1-year CMT + 0.85%), 5.09%, 11/26/28		272	273,269
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28		200	197,272
M&T Bank Corp.(b)
(1-day SOFR + 2.26%), 6.08%, 03/13/32		270	279,030
(1-day SOFR + 2.80%), 7.41%, 10/30/29		1,020	1,074,262
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.83%), 2.34%, 01/19/28		200	198,037
(1-year CMT + 1.38%), 5.42%, 02/22/29		250	252,358
(1-year CMT + 1.53%), 5.48%, 02/22/31		600	607,712
Mizuho Financial Group, Inc.(b)
(1-year CMT + 0.87%), 2.17%, 05/22/32		200	174,433
(1-year CMT + 1.90%), 5.75%, 07/06/34		150	152,771
(1-year CMT + 2.05%), 5.41%, 09/13/28		200	201,689
Morgan Stanley
4.35%, 09/08/26		75	75,007
3.59%, 07/22/28(b)		25	24,727
6.38%, 07/24/42		107	111,579
4.38%, 01/22/47		495	395,794
(1-day SOFR + 1.00%), 2.48%, 01/21/28(b)		50	49,527
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)		109	93,974
(1-day SOFR + 1.10%), 4.65%, 10/18/30(b)		50	49,452
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)		689	636,581
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)		160	138,989
(1-day SOFR + 1.20%), 4.71%, 03/12/32(b)		550	537,526
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)		197	172,215
(1-day SOFR + 1.26%), 5.66%, 04/18/30(b)		425	432,146
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)		278	247,213
(1-day SOFR + 1.42%), 5.59%, 01/18/36(b)		250	250,631
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)		125	127,320
(1-day SOFR + 1.63%), 5.45%, 07/20/29(b)(f)		50	50,525
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.71%), 5.52%, 11/19/55(b)	USD	125	$ 114,394
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)		35	34,891
(1-day SOFR + 2.24%), 6.30%, 10/18/28(b)		375	381,892
(1-day SOFR + 2.56%), 6.34%, 10/18/33(b)		110	115,672
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)		100	95,195
(1-day SOFR Index + 1.41%), 5.30%, 04/10/37(b)		10	9,705
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)		20	19,726
(3-mo. EURIBOR + 1.12%), 3.75%, 11/07/36(b)	EUR	200	222,291
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	USD	205	207,895
Series I, (1-day SOFR + 1.31%), 4.89%, 10/22/36(b)		119	112,815
Morgan Stanley Finance LLC, 6.18%, 05/08/31(a)(b)(h)	EUR	561	634,787
Morgan Stanley Private Bank N.A., (1-day SOFR + 1.08%), 4.73%, 07/18/31(b)	USD	735	725,508
NatWest Group PLC, (3-mo. SOFR US + 2.01%), 4.89%, 05/18/29(b)		225	225,531
PNC Financial Services Group, Inc.(b)
(1-day SOFR + 1.26%), 4.81%, 10/21/32		505	497,074
(1-day SOFR + 1.42%), 5.37%, 07/21/36		110	108,718
(1-day SOFR + 1.62%), 5.35%, 12/02/28		50	50,438
(1-day SOFR + 1.90%), 5.68%, 01/22/35		141	142,444
(5-year CMT + 1.17%), 5.42%, 01/25/41		115	110,227
Regions Financial Corp., (1-day SOFR + 1.49%), 5.72%, 06/06/30(b)		25	25,511
Royal Bank of Canada
3.63%, 05/04/27		200	199,007
4.95%, 02/01/29		105	105,738
5.00%, 02/01/33		25	24,797
(1-day SOFR + 0.84%), 4.40%, 04/17/30(b)		30	29,609
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(b)		455	454,279
Santander Holdings USA, Inc.(b)
(1-day SOFR + 1.25%), 2.49%, 01/06/28		75	74,290
(1-day SOFR + 2.50%), 6.17%, 01/09/30		100	102,316
Santander U.K. Group Holdings PLC(b)
(1-day SOFR + 2.60%), 6.53%, 01/10/29		200	204,505
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28		200	197,601
State Street Corp.(b)
(1-day SOFR + 1.00%), 2.62%, 02/07/33		100	88,339
(1-day SOFR + 1.49%), 3.03%, 11/01/34		352	329,000
(1-day SOFR + 1.73%), 4.16%, 08/04/33		25	23,733
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29		125	123,500
Sumitomo Mitsui Financial Group, Inc.
2.17%, 01/14/27		200	198,129
5.42%, 07/09/31		500	506,229
2.93%, 09/17/41		192	135,247
Toronto-Dominion Bank
5.26%, 12/11/26		25	25,092
(5-year CMT + 1.50%), 5.15%, 09/10/34(b)		201	200,670
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(b)		50	49,921
Truist Bank, Series BKNT, 2.25%, 03/11/30		540	489,236
Truist Financial Corp.(b)
(1-day SOFR + 1.92%), 5.71%, 01/24/35		51	51,517
Series I, (1-day SOFR + 0.88%), 4.96%, 07/23/30		495	494,253
U.S. Bancorp(b)
(1-day SOFR + 1.41%), 5.42%, 02/12/36		545	544,127
(1-day SOFR + 1.86%), 5.68%, 01/23/35		65	65,902
(1-day SOFR + 2.02%), 5.78%, 06/12/29		95	96,742
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.
5.38%, 02/07/35	USD	374	$ 374,950
5.38%, 11/02/43		70	63,693
4.40%, 06/14/46		450	352,230
(1-day SOFR + 1.11%), 5.24%, 01/24/31(b)		160	161,060
(1-day SOFR + 1.38%), 5.21%, 12/03/35(b)		370	363,083
(1-day SOFR + 1.50%), 3.35%, 03/02/33(b)		139	126,430
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)		100	100,136
(1-day SOFR + 1.99%), 5.56%, 07/25/34(b)		250	251,993
(1-day SOFR + 2.02%), 5.39%, 04/24/34(b)		185	185,053
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)		345	366,258
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)		107	105,099
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)		250	200,394
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)		130	95,951
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)		435	400,578
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)(f)		40	37,538
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(b)		310	304,643
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)		615	527,241
(3-mo. EURIBOR + 1.22%), 3.90%, 07/22/32(b)(c)	EUR	200	231,735
Westpac Banking Corp.(b)
(5-year CMT + 2.00%), 4.11%, 07/24/34(f)	USD	143	139,067
(5-year USD SOFR ICE Swap + 2.24%), 4.32%, 11/23/31		390	389,322
Zions Bancorp N.A., (1-day SOFR + 1.06%), 4.48%, 02/09/29(b)		470	466,254
			49,017,803
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		198	188,340
4.90%, 02/01/46		247	215,991
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34		250	247,811
4.95%, 01/15/42		73	66,549
5.55%, 01/23/49		180	169,746
5.80%, 01/23/59		20	19,384
Coca-Cola Co.
1.45%, 06/01/27		75	73,312
1.65%, 06/01/30		115	103,115
2.00%, 03/05/31		326	290,403
2.25%, 01/05/32		60	53,124
4.20%, 03/25/50		72	57,004
5.30%, 05/13/54		250	230,560
2.75%, 06/01/60		90	49,167
5.40%, 05/13/64		180	164,616
Constellation Brands, Inc.
4.35%, 05/09/27		100	99,926
2.88%, 05/01/30		155	143,712
4.75%, 05/09/32		95	92,962
Diageo Capital PLC, 5.88%, 09/30/36		200	206,261
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30		66	61,773
5.30%, 03/15/34		25	24,689
4.50%, 11/15/45		185	146,889
PepsiCo, Inc.
2.63%, 03/19/27		100	99,047
2.75%, 03/19/30		25	23,390

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued)
4.80%, 07/17/34	USD	75	$ 74,152
5.25%, 07/17/54		250	229,842
3.88%, 03/19/60		335	238,265
			3,370,030
Biotechnology — 0.3%
Amgen, Inc.
4.20%, 03/01/33		85	80,483
6.40%, 02/01/39		439	463,873
4.66%, 06/15/51		20	16,155
5.65%, 03/02/53		420	390,398
5.65%, 02/19/56(f)		80	74,665
Biogen, Inc., 2.25%, 05/01/30		38	34,488
Genmab AS/Genmab Finance LLC(a)
6.25%, 12/15/32		31	31,284
7.25%, 12/15/33		200	206,221
Gilead Sciences, Inc.
4.80%, 11/15/29		75	75,265
4.60%, 09/01/35		50	47,722
4.00%, 09/01/36		55	49,355
2.60%, 10/01/40		80	56,455
5.65%, 12/01/41		100	98,941
4.75%, 03/01/46		100	85,857
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30		1,030	905,526
2.80%, 09/15/50		220	127,314
Royalty Pharma PLC
5.15%, 09/02/29		152	153,365
2.20%, 09/02/30		400	359,191
			3,256,558
Broadline Retail — 0.0%
Nordstrom, Inc.
4.38%, 04/01/30(f)		49	46,831
5.00%, 01/15/44		55	39,600
			86,431
Building Materials — 0.2%
Carlisle Cos., Inc.
2.75%, 03/01/30		25	23,220
5.55%, 09/15/40		550	530,282
Carrier Global Corp.
2.70%, 02/15/31		20	18,205
5.90%, 03/15/34		50	51,699
CRH America Finance, Inc., 5.50%, 01/09/35		750	749,109
Eagle Materials, Inc., 2.50%, 07/01/31		265	234,486
Fortune Brands Innovations, Inc., 5.88%, 06/01/33		25	25,716
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30		100	88,260
4.90%, 12/01/32		25	24,727
Martin Marietta Materials, Inc.
5.15%, 12/01/34		315	308,226
4.25%, 12/15/47		75	57,640
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)		100	104,709
Standard Industries, Inc., 4.75%, 01/15/28(a)		100	99,391
Trane Technologies Financing Ltd., 5.25%, 03/03/33		150	150,897
Security		Par (000)	Value
Building Materials (continued)
Vulcan Materials Co.
5.35%, 12/01/34	USD	25	$ 24,909
4.50%, 06/15/47		75	61,206
			2,552,682
Building Products — 0.2%
Home Depot, Inc.
2.50%, 04/15/27		300	296,379
4.50%, 09/15/32		80	78,672
4.95%, 06/25/34		200	197,232
5.88%, 12/16/36		270	280,567
4.95%, 09/15/52		40	34,293
Lowe’s Cos., Inc.
3.35%, 04/01/27		300	298,047
3.95%, 10/15/27		325	322,825
5.00%, 04/15/33		225	222,000
4.65%, 04/15/42		116	99,559
5.63%, 04/15/53		125	114,633
5.80%, 09/15/62		40	36,870
QXO Building Products, Inc.(a)
6.50%, 07/15/31(f)		98	98,397
6.75%, 04/30/32		144	147,061
6.88%, 07/15/34		8	8,012
			2,234,547
Capital Markets — 0.1%
Apollo Debt Solutions BDC, 6.55%, 03/15/32		140	140,436
Ares Capital Corp.
2.88%, 06/15/27		100	98,544
2.88%, 06/15/28		115	110,325
ARES Capital Corp., 5.10%, 01/15/31		120	115,335
Blackstone Private Credit Fund
3.25%, 03/15/27		75	74,199
7.30%, 11/27/28		50	51,633
4.00%, 01/15/29		105	100,611
Blackstone Secured Lending Fund, 2.85%, 09/30/28		125	118,011
Blue Owl Capital Corp., 5.95%, 03/15/29		100	99,785
Blue Owl Credit Income Corp., 7.75%, 01/15/29		185	190,342
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)		60	57,134
FS KKR Capital Corp.
3.25%, 07/15/27		50	48,538
3.13%, 10/12/28		110	103,400
6.88%, 08/15/29(f)		100	100,414
7.50%, 08/01/31		87	87,148
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(f)		104	103,569
10.00%, 11/15/29(a)		110	110,181
Sixth Street Lending Partners, 5.75%, 01/15/30		135	133,464
			1,843,069
Chemicals — 0.6%
Air Products and Chemicals, Inc., 4.85%, 02/08/34		150	147,281
Brenntag Finance BV, 3.38%, 10/02/31(c)	EUR	300	337,752
Celanese U.S. Holdings LLC
7.33%, 07/15/29	USD	27	28,068
6.50%, 04/15/30(f)		100	101,229
7.55%, 11/15/30		34	35,791
7.00%, 02/15/31		28	28,708
7.38%, 07/15/32		46	48,130
7.70%, 11/15/33(f)		25	26,464
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Celanese U.S. Holdings LLC (continued)
7.38%, 02/15/34(f)	USD	36	$ 37,031
Chemours Co.(a)
8.00%, 01/15/33		91	89,572
7.88%, 03/15/34		100	97,310
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)		106	105,879
Dow Chemical Co.
9.40%, 05/15/39		207	267,198
4.38%, 11/15/42		165	130,344
3.60%, 11/15/50(f)		371	238,690
6.90%, 05/15/53		145	148,019
5.95%, 03/15/55(f)		643	580,273
DuPont de Nemours, Inc., 5.42%, 11/15/48		35	31,594
Eastman Chemical Co.
5.75%, 03/08/33		75	76,225
4.65%, 10/15/44		25	20,666
Ecolab, Inc., 2.13%, 02/01/32		90	77,854
FMC Corp.
8.00%, 06/01/31(a)		751	776,556
5.65%, 05/18/33(f)		47	41,985
6.38%, 05/18/53(f)		21	16,347
LYB International Finance III LLC
5.63%, 05/15/33		125	124,698
5.88%, 01/15/36(f)		608	603,533
4.20%, 10/15/49		612	429,599
3.63%, 04/01/51(f)		571	364,978
LyondellBasell Industries NV, 4.63%, 02/26/55(f)		102	75,071
Mosaic Co., 5.45%, 11/15/33		25	24,886
NOVA Chemicals Corp., 9.00%, 02/15/30(a)		100	104,760
Nutrien Ltd.
4.90%, 03/27/28(f)		177	177,543
5.80%, 03/27/53		25	23,729
OCP SA, 6.75%, 05/02/34(c)		223	228,597
Perimeter Holdings LLC, 6.25%, 01/15/34(a)		72	70,683
Rain Carbon, Inc., 12.25%, 09/01/29(a)		90	95,871
RPM International, Inc., 2.95%, 01/15/32		90	80,328
SCIH Salt Holdings, Inc.(d)
08/15/31		103	102,917
08/15/32		41	40,795
Sherwin-Williams Co.
3.45%, 06/01/27		150	148,813
5.15%, 08/15/35(f)		810	795,779
4.50%, 06/01/47		250	202,902
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)		158	154,287
Tronox, Inc.(a)(f)
4.63%, 03/15/29		43	26,420
9.13%, 09/30/30		68	67,874
Westlake Corp., 5.00%, 08/15/46		75	62,219
			7,495,248
Commercial Services & Supplies — 0.5%
ADT Security Corp., 5.88%, 10/15/33(a)		43	41,694
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)		101	104,863
AMN Healthcare, Inc., 6.50%, 01/15/31(a)		40	40,002
Automatic Data Processing, Inc., 4.75%, 05/08/32		405	401,359
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 06/15/32(a)(f)		11	10,948
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)		79	78,975
Block, Inc., 3.50%, 06/01/31(f)		77	70,203
Security		Par (000)	Value
Commercial Services & Supplies (continued)
California Institute of Technology
4.32%, 08/01/45	USD	100	$ 82,880
4.70%, 11/01/2111		35	26,883
3.65%, 09/01/2119(f)		50	29,625
Carrix, Inc., 6.13%, 08/01/33(a)		21	20,903
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122		95	82,819
Cimpress PLC, 7.38%, 09/15/32(a)		174	174,500
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)		21	20,185
Cornell University, 4.84%, 06/15/34		75	73,755
Deluxe Corp., 8.13%, 09/15/29(a)		36	37,279
Emory University, Series 2020, 2.14%, 09/01/30		35	31,540
Equifax, Inc., 3.10%, 05/15/30		150	139,708
FTAI Aviation Investors LLC(a)
7.88%, 12/01/30		54	56,264
7.00%, 05/01/31		153	157,252
7.00%, 06/15/32		61	62,283
Garda World Security Corp., 8.25%, 08/01/32(a)(f)		100	101,408
GATX Corp., 4.00%, 06/30/30		130	125,755
Global Payments, Inc.
5.30%, 08/15/29		125	125,175
5.40%, 08/15/32		40	39,414
Graham Holdings Co., 5.63%, 12/01/33(a)		35	34,158
Massachusetts Institute of Technology
3.96%, 07/01/38		50	44,817
5.60%, 07/01/2111		100	92,791
PayPal Holdings, Inc.
3.90%, 06/01/27		351	349,222
2.30%, 06/01/30		75	68,552
President and Fellows of Harvard College
4.61%, 02/15/35		50	48,328
2.52%, 10/15/50		150	87,248
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)		100	98,215
Quanta Services, Inc.
2.90%, 10/01/30		1,260	1,160,478
2.35%, 01/15/32		220	191,053
5.25%, 08/09/34		90	88,906
5.10%, 08/09/35		210	203,913
3.05%, 10/01/41		50	35,767
RELX Capital, Inc., 5.25%, 03/27/35(f)		44	43,441
S&P Global, Inc.
2.45%, 03/01/27		200	197,970
3.90%, 03/01/62		10	6,796
Triton Container International Ltd./TAL International Container Corp., 5.15%, 02/15/33		100	96,587
Trustees of the University of Pennsylvania, 3.61%, 02/15/2119		416	242,442
United Rentals North America, Inc.
3.75%, 01/15/32		100	91,309
5.38%, 11/15/33(a)		34	33,106
University of Southern California, 4.98%, 10/01/53		10	8,711
Verisk Analytics, Inc.
4.13%, 03/15/29		470	462,164
4.45%, 03/15/31		20	19,423
5.75%, 04/01/33		50	50,926
5.50%, 06/15/45		40	36,718
3.63%, 05/15/50		35	23,525

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Worldline SA(c)
0.88%, 06/30/27	EUR	100	$ 109,580
4.13%, 09/12/28		100	106,801
			6,168,619
Communications Equipment — 0.2%
Motorola Solutions, Inc.
4.60%, 02/23/28	USD	90	90,008
4.60%, 05/23/29		25	24,857
2.30%, 11/15/30		350	312,831
2.75%, 05/24/31		570	512,516
5.60%, 06/01/32		390	396,646
5.40%, 04/15/34		495	490,850
5.55%, 08/15/35		100	99,725
			1,927,433
Construction & Engineering — 0.1%
Cellnex Finance Co. SA, 3.88%, 01/19/36(c)	EUR	100	111,060
Granite Construction, Inc., 6.38%, 06/15/34(a)	USD	176	175,497
HTA Group Ltd., 7.50%, 06/04/29(a)		160	163,642
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(c)		200	201,250
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28(c)		220	225,500
Tutor Perini Corp., 6.63%, 07/15/33(a)		90	90,332
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		49	48,155
			1,015,436
Consumer Finance — 0.5%
American Express Co.(b)
(1-day SOFR + 1.00%), 5.10%, 02/16/28		665	667,253
(1-day SOFR + 1.22%), 4.92%, 07/20/33		125	123,275
(1-day SOFR + 1.24%), 4.80%, 10/24/36		513	486,164
(1-day SOFR + 1.26%), 4.73%, 04/25/29		400	400,273
(1-day SOFR + 1.76%), 4.42%, 08/03/33		50	48,051
(1-day SOFR + 1.84%), 5.04%, 05/01/34		180	177,538
(1-day SOFR + 1.93%), 5.63%, 07/28/34		120	120,649
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36		175	174,806
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)		93	94,049
Bread Financial Holdings, Inc.(a)(f)
6.75%, 05/15/31		29	29,564
(5-year CMT + 4.30%), 8.38%, 06/15/35(b)		41	42,438
Capital One Financial Corp.(b)
(1-day SOFR + 1.56%), 5.46%, 07/26/30		490	496,175
(1-day SOFR + 2.37%), 5.27%, 05/10/33		40	39,634
(1-day SOFR + 2.44%), 7.15%, 10/29/27		25	25,142
(1-day SOFR + 2.60%), 5.25%, 07/26/30		225	226,478
(1-day SOFR + 2.64%), 6.31%, 06/08/29(f)		34	34,842
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34		525	593,897
Enova International, Inc.(a)
11.25%, 12/15/28		77	80,908
9.13%, 08/01/29		80	83,692
EZCORP, Inc., 7.38%, 04/01/32(a)		33	34,500
IIFL Finance Ltd., 7.60%, 09/10/29(c)		200	200,700
Mastercard, Inc.
2.95%, 11/21/26		25	24,912
3.30%, 03/26/27		25	24,852
3.35%, 03/26/30		570	543,610
4.95%, 03/15/32		140	140,187
4.55%, 01/15/35		190	181,996
3.85%, 03/26/50		100	73,650
2.95%, 03/15/51		410	252,407
OneMain Finance Corp.
6.63%, 05/15/29		54	54,661
Security		Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp. (continued)
7.88%, 03/15/30	USD	79	$ 81,780
7.50%, 05/15/31		118	120,950
7.13%, 11/15/31		39	39,522
7.13%, 09/15/32		34	34,356
6.75%, 09/15/33		26	25,581
SLM Corp., 6.50%, 01/31/30(f)		17	17,195
Synchrony Financial
2.88%, 10/28/31		45	39,386
7.25%, 02/02/33(f)		234	240,497
Visa, Inc.
1.10%, 02/15/31		455	390,741
4.30%, 12/14/45		295	243,011
3.65%, 09/15/47		27	19,909
			6,729,231
Consumer Staples Distribution & Retail — 0.0%
Arko Corp., 5.13%, 11/15/29(a)		29	27,116
Dollar General Corp.
4.13%, 05/01/28		25	24,754
5.20%, 07/05/28		100	100,841
Target Corp.
1.95%, 01/15/27		50	49,521
2.35%, 02/15/30		75	69,215
4.50%, 09/15/34		75	71,472
4.80%, 01/15/53		35	29,768
Walmart, Inc.
5.25%, 09/01/35		90	91,126
4.50%, 09/09/52		100	82,576
4.50%, 04/15/53(f)		60	49,601
			595,990
Containers & Packaging — 0.1%
Ardagh Group SA(a)
9.50%, 12/01/30		37	39,209
(5.00% Cash + 6.00% PIK), 11.00%, 12/01/30(g)		92	84,980
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/30(a)		41	41,651
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(a)(f)		131	125,197
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(a)(f)		44	43,611
Packaging Corp. of America
3.00%, 12/15/29		175	164,897
5.70%, 12/01/33(f)		180	183,747
WRKCo, Inc., 3.00%, 06/15/33		80	69,412
			752,704
Distributors — 0.0%
ADI Escrow Issuer LLC, 7.13%, 07/15/34(a)		11	11,214
WW Grainger, Inc., 4.45%, 09/15/34		445	424,999
			436,213
Diversified REITs — 0.5%
American Tower Corp.
1.50%, 01/31/28(f)		132	125,975
5.80%, 11/15/28(f)		120	122,597
3.80%, 08/15/29		80	77,622
2.90%, 01/15/30		150	140,073
5.00%, 01/31/30		35	35,020
2.70%, 04/15/31		75	67,566
4.05%, 03/15/32		5	4,727
5.40%, 01/31/35		430	426,461
2.95%, 01/15/51		135	80,223
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Brixmor Operating Partnership LP
4.13%, 05/15/29	USD	50	$ 49,044
4.05%, 07/01/30		20	19,304
Crown Castle, Inc.
4.30%, 02/15/29		25	24,610
4.90%, 09/01/29		67	66,813
3.10%, 11/15/29		100	94,192
3.30%, 07/01/30		175	163,369
2.10%, 04/01/31		75	65,305
2.90%, 04/01/41		50	34,837
Digital Realty Trust LP, 5.55%, 01/15/28		75	75,819
Equinix, Inc.
1.55%, 03/15/28		50	47,562
3.90%, 04/15/32		213	197,861
3.40%, 02/15/52		270	173,408
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/31		560	524,513
3.25%, 01/15/32		77	68,105
5.25%, 02/15/33		95	91,686
5.63%, 09/15/34		260	253,207
5.75%, 11/01/37		180	172,556
Host Hotels & Resorts LP
5.70%, 06/15/32		25	25,320
Series I, 3.50%, 09/15/30		105	98,453
Kimco Realty OP LLC, 2.80%, 10/01/26		50	49,902
Millrose Properties, Inc.(a)
6.38%, 08/01/30		81	81,599
6.25%, 09/15/32		78	77,934
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		153	149,127
Prologis LP
4.38%, 02/01/29		304	301,854
4.63%, 01/15/33		40	38,955
Regency Centers LP
3.60%, 02/01/27		70	69,762
3.70%, 06/15/30		100	95,761
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 03/15/34(a)		18	17,627
Rithm Capital Corp., 8.00%, 04/01/29(a)(f)		135	136,051
Service Properties Trust
0.00%, 09/30/28(a)(i)		62	57,896
4.38%, 02/15/30		100	90,600
8.63%, 11/15/31(a)		76	79,867
8.88%, 06/15/32(f)		148	152,074
Sun Communities Operating LP, 2.70%, 07/15/31		320	284,884
Trust Fibra Uno, 7.70%, 01/23/32		202	212,704
VICI Properties LP
5.13%, 11/15/31		89	87,314
5.13%, 05/15/32		985	960,686
6.13%, 04/01/54		270	252,410
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(a)		61	59,153
Weyerhaeuser Co., 4.00%, 04/15/30		260	251,076
			6,833,464
Diversified Telecommunication Services — 0.8%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)		75	73,313
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)		35	34,135
APLD ComputeCo LLC, 9.25%, 12/15/30(a)		300	318,827
AT&T, Inc.
1.65%, 02/01/28		230	219,947
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.55%, 11/01/32	USD	1,590	$ 1,527,356
3.10%, 02/01/43		125	84,860
4.35%, 06/15/45		35	26,582
5.45%, 03/01/47		158	138,063
5.70%, 11/01/54		125	107,867
6.00%, 04/30/56(f)		680	610,735
6.20%, 10/30/56		300	277,679
3.80%, 12/01/57		275	170,114
3.65%, 09/15/59		250	148,117
3.85%, 06/01/60		148	91,711
3.50%, 02/01/61		50	28,516
Big Sky Funding LLC, 5.75%, 10/20/35(a)		18	17,565
Black Pearl Compute LLC, 6.13%, 02/15/31(a)(f)		39	38,935
British Telecommunications PLC, 9.63%, 12/15/30		170	198,724
Cisco Systems, Inc.
4.85%, 02/26/29		225	226,450
4.95%, 02/24/32		170	169,992
5.30%, 02/26/54		185	165,463
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)		111	116,437
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)		63	61,691
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		20	24,073
ELK Grove Village Property LLC, 7.50%, 06/15/31(a)(f)		695	669,461
Flash Compute LLC, 7.25%, 12/31/30(a)		23	23,226
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/31(a)		130	130,354
Level 3 Financing, Inc.(a)
6.88%, 06/30/33		134	135,915
7.00%, 03/31/34		19	19,327
7.50%, 02/15/37(f)		4	3,973
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)(f)		356	342,056
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)		125	117,702
Sprint Capital Corp., 8.75%, 03/15/32		520	605,080
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)		22	20,429
Telecom Italia Capital SA
7.20%, 07/18/36		40	43,139
7.72%, 06/04/38		110	123,050
TELUS Corp., 2.80%, 02/16/27		75	74,295
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)
6.50%, 02/15/29(f)		29	28,602
8.63%, 06/15/32		166	169,529
Verizon Communications, Inc.
4.33%, 09/21/28		12	11,915
4.02%, 12/03/29		115	112,241
7.75%, 12/01/30		315	348,672
5.05%, 05/09/33		100	98,888
4.40%, 11/01/34		55	51,053
5.25%, 04/02/35		475	463,079
4.75%, 11/01/41		205	179,322
4.86%, 08/21/46		35	28,845
3.55%, 03/22/51		755	494,042
5.88%, 11/30/55		65	59,379
Viasat, Inc.(a)
6.50%, 07/15/28		33	32,741
7.50%, 05/30/31		165	164,958

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	USD	180	$ 187,385
WULF Compute LLC, 7.75%, 10/15/30(a)		230	238,962
			9,854,772
Electric Utilities — 2.1%
AEP Texas, Inc.
5.45%, 05/15/29		25	25,391
4.70%, 05/15/32		95	92,893
5.40%, 06/01/33		75	74,910
5.70%, 05/15/34		75	75,863
5.25%, 05/15/52		110	94,658
AEP Transmission Co. LLC
5.15%, 04/01/34		40	39,557
3.15%, 09/15/49		139	88,218
5.40%, 03/15/53		250	227,148
AES Corp., 5.45%, 06/01/28		25	25,204
Alabama Power Co.
3.75%, 09/01/27		50	49,645
5.85%, 11/15/33		70	72,334
6.00%, 03/01/39		32	32,845
Alpha Generation LLC, 6.25%, 01/15/34(a)		16	15,635
Ameren Corp., 5.70%, 12/01/26		110	110,354
Ameren Illinois Co.
4.95%, 06/01/33(f)		200	197,053
5.90%, 12/01/52		20	19,537
American Electric Power Co., Inc., 5.63%, 03/01/33		50	51,049
Appalachian Power Co., Series BB, 4.50%, 08/01/32		30	29,028
Arizona Public Service Co.
2.20%, 12/15/31		45	38,871
5.55%, 08/01/33		220	221,823
5.70%, 08/15/34		90	91,301
AusNet Services Holdings Pty. Ltd., (3-Month BBSW + 1.77%), 6.26%, 02/04/56(b)(c)	AUD	130	90,906
Baltimore Gas and Electric Co.
2.25%, 06/15/31	USD	25	22,085
3.75%, 08/15/47		44	31,469
5.40%, 06/01/53		130	116,403
Berkshire Hathaway Energy Co.
1.65%, 05/15/31		65	55,888
6.13%, 04/01/36		100	104,278
5.15%, 11/15/43		45	40,780
4.45%, 01/15/49		175	137,647
4.60%, 05/01/53		210	166,527
Black Hills Corp., 6.00%, 01/15/35		70	71,118
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28		10	10,112
4.95%, 04/01/33		50	49,232
5.15%, 03/01/34		40	39,645
4.50%, 04/01/44		110	92,433
Series AJ, 4.85%, 10/01/52		40	33,885
Series AQ, 4.95%, 08/15/35		85	82,244
CGE Treasury Ifsc Pvt Ltd., 7.88%, 07/28/31(c)		250	249,375
Commonwealth Edison Co.
5.90%, 03/15/36		155	160,223
3.65%, 06/15/46		100	71,960
5.65%, 06/01/54		125	116,397
Connecticut Light and Power Co.
4.95%, 01/15/30		120	120,444
Series A, 3.20%, 03/15/27		25	24,829
Consolidated Edison Co. of New York, Inc.
5.13%, 03/15/35		500	489,602
Security		Par (000)	Value
Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
6.15%, 11/15/52	USD	150	$ 149,238
5.70%, 05/15/54		50	46,771
4.50%, 05/15/58		16	12,243
Series 2006-A, 5.85%, 03/15/36		90	92,454
Constellation Energy Generation LLC
5.80%, 03/01/33		15	15,404
6.50%, 10/01/53		25	25,640
Consumers Energy Co.
4.90%, 02/15/29		25	25,145
4.60%, 05/30/29		40	39,943
4.70%, 01/15/30		40	39,863
4.50%, 01/15/31		25	24,577
4.63%, 05/15/33		100	96,887
4.35%, 04/15/49		115	91,244
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(c)(f)		200	200,500
Dominion Energy, Inc.
Series A, 4.35%, 08/15/32		40	38,185
Series B, 5.95%, 06/15/35		240	245,488
Series F, 5.25%, 08/01/33		50	49,991
DTE Electric Co.
5.20%, 04/01/33		70	70,353
5.20%, 03/01/34		75	74,829
5.25%, 05/15/35		460	455,852
Series B, 3.65%, 03/01/52		20	13,798
Series B, 5.55%, 03/01/56		25	23,132
DTE Energy Co., 4.88%, 06/01/28		150	150,399
Duke Energy Carolinas LLC
4.95%, 01/15/33		20	19,826
3.70%, 12/01/47		234	167,466
3.55%, 03/15/52		45	30,351
5.35%, 01/15/53		29	26,063
5.40%, 01/15/54		140	126,787
Duke Energy Corp.
4.85%, 01/05/29(f)		125	125,328
2.45%, 06/01/30		305	278,547
6.10%, 09/15/53		180	173,821
Duke Energy Florida LLC, 3.00%, 12/15/51		180	109,497
Duke Energy Indiana LLC, 5.40%, 04/01/53		10	8,985
Duke Energy Kentucky, Inc., (Acquired 08/11/25, Cost: $235,000), 6.01%, 09/15/35(h)(j)		235	231,780
Duke Energy Progress LLC
3.40%, 04/01/32		300	277,031
5.25%, 03/15/33		125	125,672
5.05%, 03/15/35		110	107,507
2.90%, 08/15/51		50	29,698
5.35%, 03/15/53		67	60,070
5.55%, 03/15/55		640	590,965
Edison International, 4.13%, 03/15/28		20	19,690
Entergy Arkansas LLC
5.45%, 06/01/34		25	25,236
5.75%, 06/01/54		30	28,338
Entergy Corp., 2.80%, 06/15/30		60	55,375
Entergy Louisiana LLC
4.20%, 09/01/48		150	115,098
5.65%, 04/15/56		185	171,886
Entergy Mississippi LLC
5.00%, 09/01/33(f)		130	128,048
5.85%, 06/01/54		25	23,860
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Entergy Texas, Inc.
1.75%, 03/15/31	USD	165	$ 143,276
5.80%, 09/01/53		90	85,194
Evergy Kansas Central, Inc.
5.90%, 11/15/33		20	20,729
5.70%, 03/15/53		40	38,127
Evergy Metro, Inc., 5.40%, 04/01/34		30	30,160
Eversource Energy
5.13%, 05/15/33		40	39,400
5.50%, 01/01/34		225	225,195
Exelon Corp.
3.35%, 03/15/32		100	91,429
5.63%, 06/15/35		145	145,300
5.60%, 03/15/53		40	36,398
FirstEnergy Corp., Series B, 3.90%, 07/15/27		25	24,872
FirstEnergy Transmission LLC, 5.45%, 07/15/44(a)		96	87,879
Florida Power & Light Co.
5.05%, 04/01/28		30	30,260
5.10%, 04/01/33		100	99,834
5.95%, 02/01/38		75	77,522
5.96%, 04/01/39		55	56,465
4.05%, 10/01/44		50	39,312
5.30%, 04/01/53		170	152,237
5.60%, 02/15/66		25	22,683
Georgia Power Co.
5.13%, 05/15/52(f)		80	70,465
5.50%, 10/01/55(f)		90	82,418
Series 2010-C, 4.75%, 09/01/40		40	36,305
Series B, 3.70%, 01/30/50		37	26,030
Idaho Power Co., 5.80%, 04/01/54(f)		25	24,066
India Clean Energy Holdings, 4.50%, 04/18/27(c)		400	394,000
Indiana Michigan Power Co., 5.63%, 04/01/53		20	18,604
Interstate Power and Light Co.
4.10%, 09/26/28		50	49,397
5.60%, 06/29/35(f)		80	80,435
Kentucky Utilities Co., 3.30%, 06/01/50(f)		25	16,172
MidAmerican Energy Co.
5.85%, 09/15/54		30	28,897
5.30%, 02/01/55		45	39,986
MVM Energetika Zrt, 6.50%, 03/13/31(c)		206	214,164
National Grid PLC, 5.42%, 01/11/34		40	39,948
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26		40	40,111
5.05%, 09/15/28(f)		60	60,430
5.15%, 06/15/29		75	75,796
Nevada Power Co.
6.00%, 03/15/54		15	14,492
Series CC, 3.70%, 05/01/29		35	34,073
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27		160	160,255
2.25%, 06/01/30		95	86,169
4.40%, 03/01/31(f)		100	97,820
5.05%, 02/28/33		140	138,021
5.45%, 03/15/35		90	89,130
5.55%, 03/15/54		55	49,202
Northern States Power Co.
3.20%, 04/01/52		100	65,431
5.10%, 05/15/53		110	95,344
5.40%, 03/15/54		50	45,484
5.65%, 06/15/54		35	32,930
NSTAR Electric Co.
3.20%, 05/15/27		50	49,561
1.95%, 08/15/31		775	672,914
Security		Par (000)	Value
Electric Utilities (continued)
NSTAR Electric Co. (continued)
4.95%, 09/15/52	USD	40	$ 34,055
Oglethorpe Power Corp.
5.05%, 10/01/48		10	8,531
6.20%, 12/01/53		65	64,192
Ohio Power Co.
5.65%, 06/01/34		220	222,850
4.00%, 06/01/49		64	46,529
Series P, 2.60%, 04/01/30		160	148,052
Series R, 2.90%, 10/01/51		30	17,406
Oklahoma Gas and Electric Co.
5.40%, 01/15/33		75	75,708
5.60%, 04/01/53		40	37,234
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30		70	64,869
5.65%, 11/15/33		65	66,545
5.30%, 06/01/42		145	134,573
5.90%, 03/15/56(a)		50	48,213
Pacific Gas and Electric Co.
3.30%, 03/15/27		150	148,819
6.10%, 01/15/29		40	41,046
4.55%, 07/01/30		100	97,780
3.25%, 06/01/31		100	91,575
6.95%, 03/15/34		200	215,183
6.00%, 08/15/35		45	45,654
5.20%, 05/01/36(f)		25	23,788
4.50%, 07/01/40(f)		50	42,005
3.30%, 08/01/40		103	75,341
4.75%, 02/15/44		509	416,469
4.25%, 03/15/46		346	258,689
4.00%, 12/01/46		67	48,039
4.95%, 07/01/50		518	417,906
3.50%, 08/01/50		177	113,235
5.25%, 03/01/52		241	200,321
6.75%, 01/15/53(f)		754	763,062
6.70%, 04/01/53		323	325,132
5.90%, 10/01/54		131	118,563
6.15%, 03/01/55		70	65,553
6.10%, 10/15/55		546	509,036
6.00%, 05/01/56		241	221,857
PacifiCorp
5.10%, 02/15/29		415	417,389
5.30%, 02/15/31		50	50,274
5.35%, 12/01/53		20	17,086
5.50%, 05/15/54		30	26,128
PECO Energy Co.
4.90%, 06/15/33		25	24,781
4.38%, 08/15/52		120	92,609
PG&E Corp.
5.00%, 07/01/28		25	24,764
5.25%, 07/01/30		530	521,222
Pinnacle West Capital Corp., 5.15%, 05/15/30		238	238,960
Potomac Electric Power Co., 5.20%, 03/15/34		130	129,425
PPL Electric Utilities Corp.
4.85%, 02/15/34		95	92,617
5.25%, 05/15/53		40	35,654
Public Service Co. of Colorado
1.88%, 06/15/31		437	378,587
5.25%, 04/01/53		20	17,514
5.75%, 05/15/54		55	51,737
5.85%, 05/15/55		90	85,840
Series 39, 4.50%, 06/01/52		50	39,258
Public Service Co. of Oklahoma, 5.25%, 01/15/33		50	49,734

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Public Service Electric and Gas Co.
4.65%, 03/15/33	USD	80	$ 78,046
5.20%, 08/01/33		75	75,251
5.20%, 03/01/34		55	54,865
4.85%, 08/01/34		50	48,547
3.95%, 05/01/42		50	40,213
5.45%, 08/01/53		90	82,699
Public Service Enterprise Group, Inc.
5.88%, 10/15/28		100	102,192
2.45%, 11/15/31		100	87,783
5.45%, 04/01/34		50	50,051
Puget Sound Energy, Inc.
4.22%, 06/15/48		130	100,626
5.45%, 06/01/53		10	9,124
5.69%, 06/15/54		30	28,301
San Diego Gas & Electric Co.
5.35%, 04/01/53		120	106,913
Series VVV, 1.70%, 10/01/30		90	79,176
Sempra
4.00%, 02/01/48		180	130,772
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)		100	99,234
Sierra Pacific Power Co., 5.90%, 03/15/54		30	28,701
Southern California Edison Co.
5.30%, 03/01/28		50	50,308
5.25%, 03/15/30		25	25,155
5.45%, 06/01/31		145	146,459
5.45%, 03/01/35		100	98,199
5.50%, 03/15/40		35	32,841
3.45%, 02/01/52		80	50,201
5.70%, 03/01/53		260	230,652
5.88%, 12/01/53		20	18,241
5.75%, 04/15/54(f)		20	17,806
6.20%, 09/15/55		70	66,558
Southern Co.
4.85%, 06/15/28		95	95,302
5.70%, 10/15/32		183	188,316
5.70%, 03/15/34		60	61,122
4.85%, 03/15/35		75	71,713
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(b)		100	99,808
Southwestern Electric Power Co.
5.30%, 04/01/33		10	9,954
Series M, 4.10%, 09/15/28		120	118,296
Southwestern Public Service Co., 6.00%, 06/01/54		50	48,360
System Energy Resources, Inc.
6.00%, 04/15/28		207	210,739
5.30%, 12/15/34		480	470,534
Talen Energy Supply LLC(a)
6.25%, 02/01/34		63	61,791
6.50%, 02/01/36		104	102,703
Tampa Electric Co.
4.90%, 03/01/29		50	50,131
5.15%, 03/01/35		470	461,189
Tucson Electric Power Co., 5.50%, 04/15/53(f)		10	9,120
Union Electric Co.
5.20%, 04/01/34		150	149,222
4.80%, 03/15/36		25	23,812
5.45%, 03/15/53		110	100,340
5.13%, 03/15/55		175	152,005
5.55%, 03/15/56		25	22,979
Virginia Electric and Power Co.
6.35%, 11/30/37		40	41,893
Security		Par (000)	Value
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
8.88%, 11/15/38	USD	50	$ 63,467
5.45%, 04/01/53		90	81,045
5.70%, 08/15/53		165	154,108
5.65%, 03/15/55		70	64,895
5.70%, 03/15/56		30	27,869
Series A, 3.80%, 04/01/28		180	177,712
Series B, 3.75%, 05/15/27		100	99,486
Series C, 4.63%, 05/15/52		122	97,101
Series D, 4.65%, 08/15/43		125	106,697
Series D, 5.60%, 09/15/55		50	45,912
Vistra Operations Co. LLC(a)
7.75%, 10/15/31		43	44,828
6.95%, 10/15/33		105	111,729
VoltaGrid LLC, 7.38%, 11/01/30(a)		41	41,204
WEC Energy Group, Inc., 5.60%, 09/12/26		21	21,022
Wisconsin Electric Power Co., 4.75%, 09/30/32		25	24,719
Wisconsin Power and Light Co., 3.95%, 09/01/32		150	141,371
Xcel Energy, Inc.
4.60%, 06/01/32		45	43,627
5.50%, 03/15/34		125	124,777
XPLR Infrastructure Operating Partners LP, 7.75%, 04/15/34(a)(f)		100	104,723
			27,029,906
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.
3.80%, 11/15/27		100	99,201
2.20%, 09/15/31		120	105,756
Arrow Electronics, Inc.
3.88%, 01/12/28		95	93,630
5.88%, 04/10/34		489	494,274
Avnet, Inc., 6.25%, 03/15/28		45	45,847
Emerson Electric Co., 2.00%, 12/21/28		50	47,164
Honeywell International, Inc., 4.50%, 01/15/34		330	316,858
Ingram Micro, Inc., 4.75%, 05/15/29(a)		100	97,306
Jabil, Inc., 4.25%, 05/15/27		100	99,698
Keysight Technologies, Inc., 4.95%, 10/15/34		165	159,513
nVent Finance SARL, 5.65%, 05/15/33		280	283,581
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(a)		84	82,515
TD SYNNEX Corp., 1.75%, 08/09/26		175	174,911
Xerox Corp., 10.25%, 10/15/30(a)		59	53,248
			2,153,502
Energy Equipment & Services — 0.1%
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)		6	5,872
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
5.00%, 06/15/36		50	47,994
5.85%, 06/15/56		50	47,205
Bristow Group, Inc., 6.75%, 02/01/33(a)		81	81,093
Kodiak Gas Services LLC, 5.88%, 04/01/31(a)		17	16,809
Oceanica Lux, 11.25%, 05/08/31(a)		200	200,640
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31(k)		143	169,276
Tidewater, Inc., 9.13%, 07/15/30(a)		91	97,254
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)		53	54,142
Viridien, 10.00%, 10/15/30(a)		38	39,665
Weatherford International Ltd., 6.75%, 10/15/33(a)		36	36,442
			796,392
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment — 0.1%
Bracelet Holdings, Inc., 9.25%, 07/02/28(a)	USD	146	$ 145,902
Caesars Entertainment, Inc.(a)
7.00%, 02/15/30		258	258,853
6.50%, 02/15/32(f)		77	73,579
6.00%, 10/15/32		100	87,706
Churchill Downs, Inc., 5.75%, 04/01/30(a)		100	99,704
Light & Wonder International, Inc., 7.50%, 09/01/31(a)		52	53,563
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		50	48,557
Pioneer Opco LLC, 7.00%, 05/15/33(a)		10	10,097
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(c)		200	179,000
8.45%, 07/27/30(a)		40	39,363
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(f)		110	111,255
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31(c)	AUD	250	171,967
			1,279,546
Environmental, Maintenance & Security Service — 0.2%
GFL Environmental, Inc., 6.75%, 01/15/31(a)	USD	50	50,605
Republic Services, Inc.
2.30%, 03/01/30		75	68,814
5.20%, 11/15/34		295	294,198
3.05%, 03/01/50		340	217,020
Reworld Holding Corp., 4.88%, 12/01/29(a)		52	49,350
Waste Connections, Inc.
2.60%, 02/01/30		130	120,997
2.20%, 01/15/32		25	21,729
3.20%, 06/01/32		75	68,273
5.25%, 09/01/35		625	621,959
Waste Management, Inc.
1.15%, 03/15/28		144	136,645
4.95%, 07/03/31		475	476,477
4.88%, 02/15/34		50	49,400
Wrangler Holdco Corp., 6.63%, 04/01/32(a)		56	56,084
			2,231,551
Financial Services — 1.2%
Acropolis Trade & Investments Ltd., (11.04% PIK), 11.04%, 04/02/30(b)(g)(h)		571	586,234
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26		240	238,924
4.63%, 09/10/29		178	176,426
3.30%, 01/30/32		150	135,705
4.95%, 09/10/34		730	698,762
Ally Financial, Inc.
8.00%, 11/01/31		200	220,710
(1-day SOFR + 2.82%), 6.85%, 01/03/30(b)		75	77,647
(1-day SOFR + 3.26%), 6.99%, 06/13/29(b)		20	20,675
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(b)		25	25,046
(5-year CMT + 2.45%), 6.65%, 01/17/40(b)		17	16,606
Ameriprise Financial, Inc.
5.70%, 12/15/28		290	296,757
5.15%, 05/15/33		340	339,161
Andiron, Series B 1L, (1-mo. CME Term SOFR + 3.25%), 6.91%, 01/21/30(h)		30	30,000
Ares Management Corp., 6.38%, 11/10/28		1,240	1,277,269
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(a)		404	389,863
Bigsky Co. Ltd., Class A2, (5.75% PIK), 10/20/35(d)(g)(h)		442	442,369
Security		Par (000)	Value
Financial Services (continued)
Brookfield Capital Finance LLC, 6.09%, 06/14/33	USD	15	$ 15,450
Brookfield Finance, Inc.
4.35%, 04/15/30		125	122,119
6.35%, 01/05/34		135	140,851
5.68%, 01/15/35(f)		330	329,199
5.33%, 01/15/36(f)		165	159,145
Charles Schwab Corp.
5.88%, 08/24/26		300	300,098
2.45%, 03/03/27		5	4,947
3.20%, 01/25/28(f)		3	2,941
1.65%, 03/11/31		2	1,733
2.30%, 05/13/31(f)		9	8,003
1.95%, 12/01/31		64	55,173
2.90%, 03/03/32(f)		3	2,695
(1-day SOFR + 1.23%), 4.91%, 11/14/36(b)		310	296,174
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)		160	164,939
(1-day SOFR + 2.01%), 6.14%, 08/24/34(b)		110	114,885
(1-day SOFR + 2.21%), 5.64%, 05/19/29(b)(f)		156	158,657
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)		51	52,474
Citigroup Global Markets Holdings, Inc., 0.00%, 06/17/29(a)(b)		253	253,000
Coinbase Global, Inc., 3.38%, 10/01/28(a)(f)		184	174,644
Credit Acceptance Corp.(a)
9.25%, 12/15/28		81	83,852
6.63%, 03/15/30(f)		123	122,868
Encore Capital Group, Inc.(a)
8.50%, 05/15/30		112	118,581
6.63%, 04/15/31		87	87,369
6.63%, 06/01/32		54	54,074
Freedom Mortgage Holdings LLC(a)
9.25%, 02/01/29		53	54,469
6.88%, 05/01/31		100	96,399
8.38%, 04/01/32		23	23,101
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(c)	EUR	28	32,509
GGAM Finance Ltd., 8.00%, 06/15/28(a)	USD	27	27,929
GS Finance Corp.(b)
5.95%, 01/15/31		1,080	1,001,271
6.11%, 02/17/31		292	277,725
7.35%, 02/17/31		608	579,014
6.70%, 05/14/31(a)(c)(h)	EUR	344	397,517
Intercontinental Exchange, Inc.
3.63%, 09/01/28	USD	100	97,940
3.75%, 09/21/28		20	19,594
4.60%, 03/15/33		500	482,802
4.95%, 06/15/52(f)		675	577,742
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(a)		39	39,746
Jefferies Financial Group, Inc., 4.85%, 01/15/27		20	20,023
Lazard Group LLC, 4.50%, 09/19/28		100	99,287
LPL Holdings, Inc., 5.65%, 03/15/35		433	422,462
Muangthai Capital PCL(c)
6.88%, 09/30/28		200	200,250
7.55%, 07/21/30		250	252,405
Nasdaq, Inc., 5.35%, 06/28/28		354	358,259
ORIX Corp., 5.20%, 09/13/32		50	50,318
Osaic Holdings, Inc.(a)
6.75%, 08/01/32		28	28,100
8.00%, 08/01/33		17	17,250
PennyMac Financial Services, Inc., 6.75%, 02/15/34(a)(f)		100	92,752
Raymond James Financial, Inc., 4.95%, 07/15/46		90	77,174

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27(h)	USD	330	$ 329,604
Rocket Cos., Inc.(a)
6.50%, 08/01/29		50	50,657
6.13%, 08/01/30		61	61,495
6.13%, 08/01/31		11	11,050
7.13%, 02/01/32		207	212,164
6.50%, 06/15/34		9	9,071
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)		26	26,392
StoneX Group, Inc., 7.88%, 03/01/31(a)		135	140,604
Sumisho Air Lease Corp.
3.63%, 12/01/27		50	49,278
4.63%, 10/01/28		100	99,413
SURA Asset Management SA, 6.35%, 05/13/32(a)		200	207,580
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)(f)		100	93,393
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)		122	126,506
Voya Financial, Inc., 5.00%, 09/20/34		430	414,613
WS Escrow LLC, 7.75%, 06/01/33(a)		134	138,644
			15,092,527
Food Products — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
3.50%, 03/15/29		100	94,114
5.75%, 03/31/34(f)		47	43,698
Aramark Services, Inc., 5.00%, 02/01/28(a)		100	99,674
Archer-Daniels-Midland Co.
2.50%, 08/11/26		50	49,985
4.50%, 08/15/33		20	19,483
Bunge Ltd. Finance Corp., 2.75%, 05/14/31		55	49,786
General Mills, Inc., 4.95%, 03/29/33		25	24,480
Hershey Co.
2.30%, 08/15/26		35	34,973
5.10%, 02/24/35		25	25,003
J.M. Smucker Co.
3.38%, 12/15/27		20	19,688
4.25%, 03/15/35		305	279,285
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/33		166	168,361
6.75%, 03/15/34		3	3,216
Kraft Heinz Foods Co.
5.20%, 07/15/45		195	167,714
4.38%, 06/01/46		6	4,618
Kroger Co.
5.00%, 09/15/34		15	14,538
5.50%, 09/15/54		110	98,988
Mondelez International, Inc., 4.50%, 05/06/30		75	73,900
Post Holdings, Inc.(a)
6.38%, 03/01/33(f)		265	260,974
6.50%, 03/15/36		43	41,942
Sysco Corp., 3.25%, 07/15/27		25	24,716
The Campbell’s Co., 5.20%, 03/19/27		25	25,102
Tyson Foods, Inc., 5.10%, 09/28/48		50	43,072
U.S. Foods, Inc.(a)
6.88%, 09/15/28		40	40,802
Security		Par (000)	Value
Food Products (continued)
U.S. Foods, Inc.(a) (continued)
7.25%, 01/15/32	USD	74	$ 76,460
5.75%, 04/15/33		88	87,069
			1,871,641
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.(a)
9.38%, 06/01/28		28	28,626
9.50%, 06/01/30		145	155,466
APA Infrastructure Ltd., (3-Month BBSW + 2.00%), 6.55%, 04/28/56(b)	AUD	170	121,132
Atmos Energy Corp.
5.90%, 11/15/33	USD	125	130,281
4.13%, 10/15/44		30	24,139
6.20%, 11/15/53		30	30,567
5.45%, 01/15/56(f)		45	41,298
CenterPoint Energy Resources Corp., 5.25%, 03/01/28		25	25,248
EP Infrastructure AS, 4.38%, 01/29/34(c)	EUR	200	226,359
National Fuel Gas Co.
5.95%, 03/15/35	USD	270	274,520
5.50%, 05/15/36		345	334,658
NiSource, Inc.
5.25%, 03/30/28		100	100,864
5.40%, 06/30/33		10	10,076
5.35%, 04/01/34		70	70,024
5.00%, 06/15/52		45	37,977
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29		50	48,352
5.40%, 06/15/33		90	90,704
Southern California Gas Co.
6.35%, 11/15/52		15	15,200
5.75%, 06/01/53		90	84,403
Southern Co. Gas Capital Corp.
5.75%, 09/15/33		75	76,863
4.95%, 09/15/34		30	29,152
5.88%, 03/15/41		20	19,967
Series 2020-A, 1.75%, 01/15/31		50	43,764
Southwest Gas Corp.
3.70%, 04/01/28(f)		130	127,779
4.05%, 03/15/32		150	141,890
			2,289,309
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
5.40%, 06/01/41		25	24,418
4.45%, 03/15/43		200	170,743
4.90%, 04/01/44		45	40,124
4.45%, 01/15/53		40	31,612
5.20%, 04/15/54		505	448,228
Canadian National Railway Co.
6.25%, 08/01/34		75	80,291
6.20%, 06/01/36		125	132,548
Canadian Pacific Railway Co.
4.00%, 06/01/28		25	24,757
2.05%, 03/05/30		172	156,436
4.80%, 03/30/30		495	494,277
CSX Corp.
6.22%, 04/30/40		140	146,976
4.10%, 03/15/44		75	59,963
4.90%, 03/15/55		40	34,066
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation (continued)
Danaos Corp., 6.88%, 10/15/32(a)	USD	86	$ 87,860
Norfolk Southern Corp.
4.45%, 03/01/33		50	48,277
4.84%, 10/01/41		150	136,111
2.90%, 08/25/51		180	106,844
Union Pacific Corp.
2.40%, 02/05/30		625	577,997
2.80%, 02/14/32		20	17,974
4.50%, 01/20/33		75	73,398
3.38%, 02/01/35		429	374,322
2.89%, 04/06/36		1,767	1,460,343
			4,727,565
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories
4.30%, 03/15/33		87	83,364
4.75%, 03/15/38		87	81,829
4.90%, 11/30/46		410	361,709
Bausch & Lomb Corp., 8.38%, 10/01/28(a)		181	185,525
Baxter International, Inc.
3.95%, 04/01/30		100	95,706
2.54%, 02/01/32		80	68,440
Boston Scientific Corp., 2.65%, 06/01/30		25	23,085
Medline Borrower LP, 3.88%, 04/01/29(a)		100	96,730
Revvity, Inc., 3.30%, 09/15/29		50	47,604
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27(f)		90	90,167
5.35%, 12/01/28		70	70,850
			1,205,009
Health Care Providers & Services — 0.7%
Adventist Health System, 5.43%, 03/01/32(f)		50	50,394
Allina Health System, Series 2019, 3.89%, 04/15/49		50	36,954
Banner Health, 2.34%, 01/01/30		50	46,037
Baylor Scott & White Holdings
4.19%, 11/15/45		50	40,234
Series 2021, 2.84%, 11/15/50		225	136,204
Centene Corp.
4.25%, 12/15/27		53	52,799
4.63%, 12/15/29		337	326,936
CHS/Community Health Systems, Inc., 9.75%, 01/15/34(a)(f)		103	104,345
Cigna Group
4.38%, 10/15/28		115	114,228
4.80%, 08/15/38		50	46,094
4.90%, 12/15/48		145	122,106
3.40%, 03/15/50		128	84,226
CommonSpirit Health
3.91%, 10/01/50		50	35,543
6.46%, 11/01/52		35	36,248
DaVita, Inc.(a)
4.63%, 06/01/30		100	96,393
6.88%, 09/01/32		100	102,766
Dignity Health, 4.50%, 11/01/42(f)		50	41,981
Elevance Health, Inc.
4.10%, 03/01/28		150	148,760
4.65%, 01/15/43		200	170,773
4.38%, 12/01/47		168	131,262
5.70%, 02/15/55		75	69,250
Encompass Health Corp., 5.88%, 06/01/34(a)		60	59,403
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(f)		54	54,988
Security		Par (000)	Value
Health Care Providers & Services (continued)
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41	USD	50	$ 34,873
HCA, Inc.
5.00%, 03/01/28		175	175,771
5.45%, 04/01/31		466	471,871
2.38%, 07/15/31		199	174,954
3.63%, 03/15/32		110	101,214
7.50%, 11/06/33(f)		88	97,800
5.60%, 04/01/34		200	201,099
5.13%, 06/15/39		80	74,068
5.50%, 06/15/47		115	102,647
4.63%, 03/15/52		595	458,696
5.90%, 06/01/53		100	92,348
6.00%, 04/01/54		140	131,346
6.20%, 03/01/55		200	193,020
6.10%, 04/01/64		332	310,888
Humana, Inc.
1.35%, 02/03/27		35	34,490
4.88%, 04/01/30		270	267,914
5.38%, 04/15/31		50	50,213
5.88%, 03/01/33		50	50,845
Kaiser Foundation Hospitals
4.88%, 04/01/42		50	45,640
4.15%, 05/01/47		50	39,331
Series 2021, 3.00%, 06/01/51		275	170,090
Laboratory Corp. of America Holdings
2.95%, 12/01/29		65	61,273
4.80%, 10/01/34		510	488,944
LifePoint Health, Inc., 7.00%, 05/01/34(a)		100	93,404
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50		40	25,013
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		50	35,513
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		35	28,614
Northwell Healthcare, Inc., 3.81%, 11/01/49		85	60,085
Novant Health, Inc., 2.64%, 11/01/36		434	340,150
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		50	36,802
Quest Diagnostics, Inc.
4.60%, 12/15/27		650	650,670
4.63%, 12/15/29		710	705,780
Select Medical Corp., 6.25%, 12/01/32(a)(f)		124	119,104
Sharp HealthCare, Series 20B, 2.68%, 08/01/50		100	58,202
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)		66	68,353
Sutter Health, 5.55%, 08/15/53(f)		100	94,123
Tenet Healthcare Corp.
4.63%, 06/15/28		77	76,232
6.13%, 06/15/30		10	10,051
UnitedHealth Group, Inc.
4.25%, 03/15/43		290	237,459
5.88%, 02/15/53		180	173,259
5.63%, 07/15/54		125	116,427
Universal Health Services, Inc.
4.63%, 10/15/29		50	49,212
5.05%, 10/15/34		330	311,067
			9,226,779
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30		40	39,273
5.50%, 10/01/35		340	332,365

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care REITs (continued)
Diversified Healthcare Trust
4.75%, 02/15/28	USD	89	$ 87,346
7.25%, 10/15/30(a)		15	15,373
4.38%, 03/01/31		68	62,191
Healthcare Realty Holdings LP, 3.75%, 07/01/27		25	24,835
Healthpeak OP LLC, 3.00%, 01/15/30		385	360,313
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		94	91,210
4.63%, 08/01/29		108	86,548
Omega Healthcare Investors, Inc.
5.20%, 07/01/30		379	376,905
3.38%, 02/01/31		210	193,062
Ventas Realty LP
3.00%, 01/15/30		145	135,835
5.10%, 07/15/32		200	199,064
5.00%, 01/15/35		315	303,932
Welltower OP LLC
4.50%, 07/01/30		410	404,226
3.85%, 06/15/32		20	18,819
			2,731,297
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(a)		100	93,960
Darden Restaurants, Inc.
4.35%, 10/15/27		205	204,380
4.55%, 10/15/29		185	183,039
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(a)(f)		100	98,201
Fortune Star BVI Ltd., 5.88%, 11/20/30(c)	EUR	255	284,432
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	USD	87	89,020
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30		100	98,583
6.13%, 04/01/32(a)		67	67,585
Hyatt Hotels Corp.
5.75%, 01/30/27		200	200,897
5.38%, 12/15/31(f)		990	994,752
5.75%, 03/30/32		35	35,619
Las Vegas Sands Corp.
3.90%, 08/08/29		85	81,924
6.00%, 08/15/29		75	76,520
6.20%, 08/15/34		45	45,441
Marriott International, Inc.
5.45%, 09/15/26		100	100,021
5.55%, 10/15/28		220	223,759
5.30%, 05/15/34		330	326,374
5.35%, 03/15/35		440	435,144
5.10%, 05/01/38		185	173,478
Series GG, 3.50%, 10/15/32		25	22,745
Series HH, 2.85%, 04/15/31		400	364,112
McDonald’s Corp.
3.80%, 04/01/28		50	49,387
3.63%, 09/01/49		270	187,572
5.15%, 09/09/52		40	34,903
Melco Resorts Finance Ltd., 5.38%, 12/04/29(c)		200	194,018
Starbucks Corp.
2.25%, 03/12/30		75	68,433
4.80%, 02/15/33		275	269,359
5.00%, 02/15/34		14	13,777
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Studio City Finance Ltd., 6.50%, 01/15/28(c)	USD	200	$ 199,600
Wynn Macau Ltd., 6.75%, 02/15/34(a)		35	34,283
			5,251,318
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(a)
4.63%, 04/01/30		52	49,372
6.88%, 08/01/33		18	17,958
Beazer Homes USA, Inc.
7.25%, 10/15/29(f)		93	94,195
8.00%, 01/15/32(a)		8	8,158
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		51	48,385
Forestar Group, Inc., 5.00%, 03/01/28(a)		49	48,641
Installed Building Products, Inc., 5.63%, 02/01/34(a)		14	13,514
LGI Homes, Inc.(a)
8.75%, 12/15/28		45	46,201
7.00%, 11/15/32(f)		54	52,635
Mattamy Group Corp., 4.63%, 03/01/30(a)		51	48,877
Newell Brands, Inc., 6.63%, 09/15/29		100	101,203
NVR, Inc., 3.00%, 05/15/30		1,150	1,069,205
STL Holding Co. LLC, 8.75%, 02/15/29(a)		44	45,642
Whirlpool Corp.
4.75%, 02/26/29		180	167,923
6.13%, 06/15/30		30	27,261
7.50%, 07/01/31(a)		120	119,251
5.50%, 03/01/33		10	7,784
6.50%, 06/15/33		79	66,940
7.88%, 07/01/34(a)		10	9,454
5.15%, 03/01/43		10	5,893
4.50%, 06/01/46		15	8,427
4.60%, 05/15/50(f)		15	8,347
			2,065,266
Household Products — 0.0%
Kimberly-Clark Corp., 6.63%, 08/01/37		55	61,050
Independent Power and Renewable Electricity Producers — 0.1%
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(a)(f)(h)		236	235,423
NRG Energy, Inc.(a)
5.25%, 06/15/29		100	99,052
7.00%, 03/15/33		152	161,815
6.25%, 11/01/34(f)		20	19,947
6.00%, 01/15/36		34	33,265
San Miguel Global Power Holdings Corp., (5-year CMT + 7.12%), 8.38%(b)(c)(l)		200	198,338
			747,840
Industrial Conglomerates — 0.1%
3M Co., 3.38%, 03/01/29		100	96,802
Axon Enterprise, Inc., 6.13%, 03/15/30(a)		26	26,302
Eaton Corp., 4.00%, 11/02/32		250	238,361
Enpro, Inc., 6.13%, 06/01/33(a)		30	30,054
Parker-Hannifin Corp., 4.10%, 03/01/47		75	58,637
Teledyne Technologies, Inc., 2.75%, 04/01/31		419	378,894
Textron, Inc., 3.00%, 06/01/30		55	51,291
			880,341
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc.(a)
8.25%, 02/01/29		18	17,260
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Acrisure LLC/Acrisure Finance, Inc.(a) (continued)
8.50%, 06/15/29	USD	9	$ 8,604
7.50%, 11/06/30		21	20,310
6.75%, 07/01/32		3	2,756
Aflac, Inc., 4.75%, 01/15/49		10	8,441
Alleghany Corp., 3.63%, 05/15/30		75	71,815
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/32(a)(f)		100	100,561
Allstate Corp.
5.05%, 06/24/29		225	226,861
5.25%, 03/30/33		200	200,718
5.55%, 05/09/35		100	100,899
American International Group, Inc.
4.85%, 05/07/30		250	249,645
5.13%, 03/27/33		40	39,704
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27		246	242,918
3.90%, 02/28/52		85	59,544
Aon North America, Inc., 5.45%, 03/01/34		400	400,565
Assurant, Inc.
5.55%, 02/15/36		165	161,242
(3-mo. SOFR US + 4.4%), 7.00%, 03/27/48(b)		64	64,745
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28		186	190,593
Athene Holding Ltd., 3.95%, 05/25/51(f)		5	3,283
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)		78	78,661
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30		140	127,304
4.20%, 08/15/48		700	545,394
3.85%, 03/15/52		160	115,034
Brown & Brown, Inc., 5.65%, 06/11/34		100	99,413
CNA Financial Corp., 5.20%, 08/15/35		250	240,939
Corebridge Financial, Inc.
3.90%, 04/05/32		20	18,549
5.75%, 01/15/34		75	75,795
4.35%, 04/05/42		180	147,349
CRC Insurance Group LLC, 7.13%, 06/01/31(a)		152	151,714
Equitable Holdings, Inc., 5.00%, 04/20/48		230	194,509
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50		330	214,714
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54		110	106,571
6.10%, 03/15/55		262	245,270
Fidelity National Financial, Inc.
2.45%, 03/15/31(f)		117	102,970
3.20%, 09/17/51		100	59,803
HUB International Ltd.(a)
7.25%, 06/15/30		129	132,827
7.38%, 01/31/32		37	37,842
Jackson Financial, Inc., 6.15%, 01/15/37		291	284,465
Lincoln National Corp.
3.80%, 03/01/28		100	98,602
3.40%, 01/15/31		310	288,736
Manulife Financial Corp.
2.48%, 05/19/27		20	19,708
(5-year USD SOFR ICE Swap + 1.65%), 4.06%, 02/24/32(b)		75	74,530
Markel Group, Inc., 6.00%, 05/16/54		205	195,609
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29		100	99,183
2.38%, 12/15/31		80	70,214
Security		Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc. (continued)
4.90%, 03/15/49	USD	400	$ 339,877
5.70%, 09/15/53		125	117,366
5.40%, 03/15/55		100	89,871
MetLife, Inc.
5.38%, 07/15/33		25	25,358
5.30%, 12/15/34		50	49,932
4.05%, 03/01/45		310	243,020
Old Republic International Corp., 3.88%, 08/26/26		75	74,976
Principal Financial Group, Inc.
5.38%, 03/15/33		29	29,128
5.50%, 03/15/53		90	83,046
Progressive Corp., 3.70%, 03/15/52		150	104,673
Prudential Financial, Inc.
3.94%, 12/07/49		175	126,619
3.70%, 03/13/51		170	117,867
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(b)(f)		261	257,716
Prudential Funding Asia PLC, 3.13%, 04/14/30		120	112,957
Reinsurance Group of America, Inc., 5.75%, 09/15/34		200	201,666
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33		775	780,917
Travelers Cos., Inc.
6.25%, 06/15/37		55	58,455
4.60%, 08/01/43		45	38,696
5.45%, 05/25/53		20	18,355
Unum Group
4.50%, 12/15/49		40	30,496
4.13%, 06/15/51		144	102,374
Willis North America, Inc.
5.35%, 05/15/33		760	758,211
5.90%, 03/05/54		520	493,419
			10,251,164
Interactive Media & Services — 0.6%
Alphabet, Inc.
4.50%, 05/15/35		1,255	1,195,073
1.90%, 08/15/40		735	471,309
4.50%, 05/11/45	EUR	160	179,989
5.35%, 11/15/45	USD	128	116,958
5.25%, 05/15/55		1,403	1,216,347
5.65%, 02/15/56(f)		10	9,236
2.25%, 08/15/60		246	113,120
5.75%, 02/15/66		100	90,703
5.70%, 11/15/75		540	478,421
Beignet Investor LLC, 6.58%, 05/30/49(a)		1,171	1,135,242
ION Platform Finance U.S., Inc./ION Platform Finance SARL(a)
4.63%, 05/01/28		12	11,211
5.75%, 05/15/28(f)		10	9,458
Meta Platforms, Inc.
4.55%, 08/15/31		500	487,420
4.60%, 11/15/32		115	110,699
4.45%, 08/15/52		20	14,246
5.60%, 05/15/53		150	125,463
5.40%, 08/15/54		370	301,192
5.63%, 11/15/55		185	154,728
6.30%, 05/15/56		659	604,777
5.75%, 05/15/63		126	104,534
Netflix, Inc.
5.88%, 11/15/28		75	77,055
5.40%, 08/15/54		50	45,892

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interactive Media & Services (continued)
Snap, Inc., 6.88%, 03/01/33(a)	USD	143	$ 139,686
Ziff Davis, Inc., 4.63%, 10/15/30(a)		141	131,844
			7,324,603
Internet Software & Services — 0.5%
Amazon.com, Inc.
4.25%, 03/13/31		85	82,452
3.60%, 04/13/32		120	111,725
4.88%, 03/13/36		60	57,423
5.65%, 03/13/46		89	83,244
4.05%, 08/22/47		560	417,402
3.95%, 04/13/52		379	265,996
5.80%, 03/13/56		70	64,365
4.25%, 08/22/57		62	44,736
5.95%, 03/13/66		675	620,716
AppLovin Corp.
5.13%, 12/01/29		425	425,502
5.38%, 12/01/31		606	606,677
5.50%, 12/01/34		190	187,135
5.95%, 12/01/54		469	425,305
Booking Holdings, Inc., 3.55%, 03/15/28		20	19,688
eBay, Inc., 2.70%, 03/11/30		325	300,253
Expedia Group, Inc.
4.63%, 08/01/27		60	59,997
3.80%, 02/15/28		25	24,665
Gen Digital, Inc.(a)
7.13%, 09/30/30		100	101,519
6.25%, 04/01/33		59	58,080
Match Group Holdings II LLC(a)
5.63%, 02/15/29		43	42,849
6.13%, 09/15/33		225	219,070
Rakuten Group, Inc.
11.25%, 02/15/27(a)		59	60,660
9.75%, 04/15/29(c)		200	217,154
9.75%, 04/15/29(a)		102	110,749
Uber Technologies, Inc., 5.35%, 09/15/54		64	56,613
VeriSign, Inc.
2.70%, 06/15/31		1,010	902,665
5.25%, 06/01/32		135	134,684
Wayfair LLC(a)
7.25%, 10/31/29		129	132,842
7.75%, 09/15/30		92	96,407
			5,930,573
IT Services — 0.3%
Accenture Capital, Inc., 4.50%, 10/04/34		120	112,724
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29		20	18,660
2.60%, 05/01/31		400	354,730
CACI International, Inc., 6.38%, 06/15/33(a)		121	121,936
CGI, Inc., 1.45%, 09/14/26		25	24,910
CoreWeave, Inc.(a)
9.25%, 06/01/30(f)		161	150,464
9.00%, 02/01/31		34	30,692
9.75%, 10/01/31		191	173,306
9.63%, 07/15/32		40	35,801
Fair Isaac Corp., 6.25%, 09/15/34(a)(f)		135	130,417
Fidelity National Information Services, Inc., 1.65%, 03/01/28		25	23,823
Fiserv, Inc.
5.38%, 08/21/28		100	100,928
3.50%, 07/01/29		120	115,101
2.65%, 06/01/30		220	200,797
Security		Par (000)	Value
IT Services (continued)
Fiserv, Inc. (continued)
5.63%, 08/21/33	USD	40	$ 39,697
4.25%, 06/23/34	EUR	150	168,179
Gartner, Inc.(a)
4.50%, 07/01/28	USD	566	556,529
3.63%, 06/15/29		143	134,817
3.75%, 10/01/30		16	14,566
Insight Enterprises, Inc., 6.63%, 05/15/32(a)		25	25,140
International Business Machines Corp.
2.20%, 02/09/27		815	807,040
4.65%, 02/10/28(f)		100	100,141
5.88%, 11/29/32		40	41,460
4.25%, 05/15/49		330	238,634
5.10%, 02/06/53		330	267,330
Kyndryl Holdings, Inc., 2.05%, 10/15/26		25	24,861
Prime Investment Partners Ltd., 11.00%, 05/01/30(h)		143	150,362
Unisys Corp., 10.63%, 01/15/31(a)(f)		107	100,380
			4,263,425
Leisure Products — 0.1%
Acushnet Co., 5.63%, 12/01/33(a)		23	22,551
Gaia Purchaser, Inc., 7.63%, 07/15/33(a)		5	5,015
Hasbro, Inc.
3.50%, 09/15/27		20	19,776
3.90%, 11/19/29		50	48,408
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)		23	23,677
NCL Corp. Ltd., 5.88%, 01/15/31(a)		100	95,572
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38		430	403,883
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)		64	67,336
Sabre GLBL, Inc.(a)
10.75%, 11/15/29		60	57,750
11.13%, 07/15/30		75	72,188
Viking Cruises Ltd., 5.88%, 10/15/33(a)(f)		48	47,529
			863,685
Machinery — 0.2%
Caterpillar Financial Services Corp.
4.40%, 03/03/28		100	99,905
4.85%, 02/27/29		100	100,834
CNH Industrial Capital LLC
4.55%, 04/10/28		20	19,912
5.50%, 01/12/29		75	75,972
Columbus McKinnon Corp., 7.13%, 02/01/33(a)(f)		2	2,015
Deere Funding Canada Corp., 4.15%, 10/09/30		31	30,234
Flowserve Corp., 2.80%, 01/15/32		730	639,344
IDEX Corp.
3.00%, 05/01/30		380	353,394
2.63%, 06/15/31		585	524,597
John Deere Capital Corp.
4.75%, 01/20/28(f)		50	50,238
2.00%, 06/17/31		145	127,227
5.10%, 04/11/34		75	74,807
5.05%, 06/12/34		75	74,446
Manitowoc Co., Inc., 9.25%, 10/01/31(a)		33	34,951
Otis Worldwide Corp., 2.57%, 02/15/30		85	78,448
Regal Rexnord Corp., 6.40%, 04/15/33		75	78,208
Stanley Black & Decker, Inc.
4.25%, 11/15/28		100	99,057
2.30%, 03/15/30		65	59,220
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28		190	189,734
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. (continued)
5.61%, 03/11/34	USD	340	$ 343,731
Xylem, Inc., 3.25%, 11/01/26		50	49,876
			3,106,150
Media — 1.1%
AMC Global Media, Inc.
4.25%, 02/15/29(k)		61	69,493
4.25%, 02/15/29(f)		49	43,010
10.50%, 07/15/32(a)		104	107,128
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.38%, 06/01/29		28	27,193
6.38%, 09/01/29		17	16,892
4.75%, 03/01/30		56	52,322
7.38%, 03/01/31(f)		193	192,244
7.00%, 02/01/33(f)		141	135,125
4.25%, 01/15/34(f)		62	50,622
7.38%, 02/01/36(f)		151	143,554
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32		50	41,580
6.38%, 10/23/35		200	193,542
5.38%, 04/01/38		280	239,194
6.48%, 10/23/45		150	130,063
3.90%, 06/01/52		55	33,038
4.40%, 12/01/61		66	39,508
5.50%, 04/01/63		100	71,198
Comcast Corp.
4.65%, 02/15/33		50	47,793
3.75%, 04/01/40		100	76,738
2.45%, 08/15/52		95	45,554
4.05%, 11/01/52		65	43,052
2.94%, 11/01/56		445	224,785
4.95%, 10/15/58		225	167,756
2.99%, 11/01/63		30	14,526
Directv Financing LLC, 8.88%, 02/01/30(a)(f)		23	23,417
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)
5.88%, 08/15/27		5	4,988
10.00%, 02/15/31(f)		155	161,965
9.25%, 06/01/32		17	17,396
Discovery Communications LLC
3.95%, 03/20/28		1,000	982,496
5.00%, 09/20/37		47	34,427
6.35%, 06/01/40		100	78,250
Discovery Global Holdings, Inc.
3.76%, 03/15/27		2,872	2,850,460
4.05%, 03/15/29		37	36,342
4.28%, 03/15/32		105	93,300
4.28%, 03/15/32(f)		24	19,076
5.05%, 03/15/42		280	194,600
5.14%, 03/15/52		88	55,930
DISH DBS Corp.
7.38%, 07/01/28		93	89,001
5.75%, 12/01/28(a)		90	86,850
Dotdash Meredith, Inc., 7.63%, 06/15/32(a)		92	86,313
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(g)		127	128,489
10.75%, 11/30/29		188	203,360
FactSet Research Systems, Inc.
2.90%, 03/01/27		320	316,663
3.45%, 03/01/32(f)		357	321,211
Security		Par (000)	Value
Media (continued)
Fox Corp., 5.58%, 01/25/49	USD	45	$ 40,409
Gray Media, Inc., 9.63%, 07/15/32(a)		113	114,214
Grupo Televisa SAB, 6.63%, 01/15/40		2	1,740
iHeartCommunications, Inc.(a)
9.13%, 05/01/29		32	29,656
10.88%, 05/01/30(f)		57	43,548
7.75%, 08/15/30(f)		70	61,396
McGraw-Hill Education, Inc., 7.38%, 09/01/31(a)		100	101,264
NBCUniversal Media LLC, 5.95%, 04/01/41		170	174,891
Nexstar Media, Inc.(a)
4.75%, 11/01/28		120	117,667
6.50%, 09/15/33		81	80,585
7.25%, 04/15/34(f)		150	150,336
Paramount Global
3.38%, 02/15/28(f)		54	52,738
7.88%, 07/30/30		105	109,469
6.88%, 04/30/36(f)		59	53,928
4.38%, 03/15/43		32	19,565
5.85%, 09/01/43		51	36,153
4.60%, 01/15/45		33	19,925
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30		25	21,625
4.38%, 12/31/32(f)		42	31,710
8.13%, 02/15/33		32	32,815
Sirius XM Radio LLC(a)
5.50%, 07/01/29		48	47,781
4.13%, 07/01/30(f)		143	133,661
5.88%, 04/15/32		47	46,120
Space Exploration Technologies Corp.(a)
5.35%, 07/15/31		935	910,063
5.65%, 07/15/33		1,360	1,302,917
5.88%, 07/15/36		950	887,379
6.60%, 07/15/46		100	89,186
6.65%, 07/15/56		270	238,937
Time Warner Cable LLC, 4.50%, 09/15/42		115	83,549
Univision Communications, Inc., 8.88%, 04/15/33(a)(f)		114	110,378
Versant Media Group, Inc., 7.25%, 01/30/31(a)(f)		94	96,899
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)		100	89,776
Walt Disney Co., 3.80%, 05/13/60		250	171,276
			13,492,000
Metals & Mining — 0.4%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(a)		11	10,651
ArcelorMittal SA, 6.80%, 11/29/32		50	54,208
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28		205	205,725
5.00%, 02/21/30		520	522,276
5.25%, 09/08/30(f)		220	223,041
4.90%, 02/28/33		65	64,074
5.25%, 09/08/33		50	50,157
5.00%, 09/30/43		200	181,255
5.50%, 09/08/53		25	23,491
Century Aluminum Co., 6.88%, 08/01/32(a)		107	108,659
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(a)		127	128,510
Coeur Mining, Inc., 6.88%, 04/01/32(a)		50	51,082
Commercial Metals Co.(a)
5.75%, 11/15/33		18	17,679
6.00%, 12/15/35(f)		87	85,495
Eldorado Gold Corp., 6.25%, 09/01/29(a)(f)		78	77,686
First Quantum Minerals Ltd.(a)
7.25%, 02/15/34		27	27,447

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
First Quantum Minerals Ltd.(a) (continued)
6.38%, 02/15/36	USD	23	$ 22,167
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32(a)		126	127,327
Freeport-McMoRan, Inc., 5.45%, 03/15/43		50	46,487
Glencore Funding LLC, 2.85%, 04/27/31(a)		39	35,297
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)		71	71,377
Kaiser Aluminum Corp., 5.88%, 03/01/34(a)		13	12,687
Mineral Resources Ltd.(a)
8.50%, 05/01/30(f)		104	107,239
7.00%, 04/01/31		79	81,296
6.00%, 05/01/32		23	22,578
6.25%, 05/01/34		23	22,417
Novelis Corp.(a)
6.88%, 01/30/30		22	22,573
6.38%, 08/15/33		34	33,938
Perenti Finance Pty. Ltd., 7.50%, 04/26/29(a)		76	77,927
PLS Group Ltd., 6.88%, 05/01/31(a)		14	14,190
Reliance, Inc., 2.15%, 08/15/30		700	626,649
Rio Tinto Finance USA PLC
5.25%, 03/14/35		485	482,281
4.75%, 03/22/42		150	133,737
Samarco Mineracao SA(g)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(c)		158	158,905
(9.00% PIK), 9.50%, 06/30/31(a)		—	139
Skeena Resources Ltd., 8.50%, 04/01/31(a)		75	78,305
Southern Copper Corp.
5.25%, 11/08/42		310	281,697
5.88%, 04/23/45		460	447,350
Steel Dynamics, Inc.
3.45%, 04/15/30		55	52,193
5.25%, 05/15/35		65	63,909
3.25%, 10/15/50		108	69,102
Trekor Metals Ltd., 8.25%, 05/01/30(a)		125	129,892
Vale Overseas Ltd., 6.40%, 06/28/54(f)		126	124,898
Vedanta Resources Finance II PLC(c)
7.00%, 07/13/32		200	199,800
7.38%, 07/13/34		200	199,304
			5,577,097
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.0%
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29		116	119,876
6.25%, 06/01/31		71	67,884
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30		22	21,847
Starwood Property Trust, Inc.
7.25%, 04/01/29		97	99,949
6.00%, 04/15/30		40	40,103
6.50%, 07/01/30		39	39,610
6.50%, 10/15/30		27	27,372
6.13%, 06/01/31		4	3,990
			420,631
Office REITs — 0.0%
Boston Properties LP
3.40%, 06/21/29		75	71,924
2.90%, 03/15/30		365	338,159
2.45%, 10/01/33		25	20,317
Cousins Properties LP, 5.25%, 07/15/30		170	170,279
			600,679
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 3.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD	56	$ 58,100
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)
6.63%, 02/01/32(f)		100	101,779
5.75%, 10/15/33		71	69,736
5.75%, 07/01/34		29	28,425
Antero Resources Corp.
5.38%, 03/01/30(a)		1,152	1,153,968
5.40%, 02/01/36		850	817,844
APA Corp.
5.10%, 09/01/40(f)		610	549,175
6.75%, 02/15/55		410	409,896
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)		106	105,653
Boardwalk Pipelines LP, 4.80%, 05/03/29		25	24,959
Borr IHC Ltd./Borr Finance LLC, 8.75%, 01/15/32(a)		36	35,166
BP Capital Markets America, Inc.
4.81%, 02/13/33		50	48,967
5.23%, 11/17/34		150	149,951
3.06%, 06/17/41		80	58,476
2.77%, 11/10/50		57	33,502
California Resources Corp.(a)
7.00%, 01/15/34		106	103,820
7.25%, 01/15/35		40	39,523
Calumet Specialty Products Partners LP/Calumet Finance Corp.(a)
9.75%, 07/15/28		107	110,058
9.75%, 02/15/31		42	44,934
Cameron LNG LLC, 3.30%, 01/15/35(a)		22	18,843
Canadian Natural Resources Ltd.
5.40%, 12/15/34		55	54,672
6.25%, 03/15/38		180	186,879
4.95%, 06/01/47		30	25,550
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29		120	115,732
2.74%, 12/31/39		654	548,677
Cheniere Energy Partners LP
5.75%, 08/15/34		85	86,030
5.35%, 11/30/36(a)		175	170,250
6.05%, 11/30/56(a)		85	81,619
Cheniere Energy, Inc.
4.63%, 10/15/28		10	9,957
5.65%, 04/15/34		954	963,319
Chevron USA, Inc.
4.69%, 04/15/30		25	24,992
4.98%, 04/15/35		1,330	1,315,772
Chord Energy Corp.(a)
6.00%, 10/01/30		28	28,094
6.75%, 03/15/33		63	64,167
CNX Resources Corp.(a)
7.38%, 01/15/31		66	67,443
7.25%, 03/01/32		252	259,155
5.88%, 03/01/34		10	9,688
ConocoPhillips, 5.90%, 05/15/38		50	51,527
ConocoPhillips Co.
4.70%, 01/15/30(f)		66	65,808
3.80%, 03/15/52		5	3,503
4.03%, 03/15/62		85	58,677
Continental Resources, Inc., 4.90%, 06/01/44		5	3,975
Crescent Energy Finance LLC(a)
7.63%, 04/01/32		100	101,055
7.38%, 01/15/33(f)		11	11,050
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc.(a)
7.50%, 02/15/31	USD	30	$ 30,392
7.88%, 02/15/34		30	30,485
DCP Midstream Operating LP, 5.13%, 05/15/29		25	25,140
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
8.63%, 03/15/29		89	92,367
7.38%, 06/30/33		20	20,453
6.88%, 06/01/34		24	24,116
Devon Energy Corp.
3.90%, 05/15/27(a)		25	24,925
5.60%, 03/15/34(a)		270	273,186
5.20%, 09/15/34(f)		120	118,046
5.40%, 02/15/35(a)		105	103,386
5.60%, 07/15/41		100	95,954
5.75%, 09/15/54(f)		1,303	1,200,741
Diamondback Energy, Inc.
3.25%, 12/01/26		948	944,318
3.50%, 12/01/29		1,577	1,513,165
3.13%, 03/24/31		887	817,886
6.25%, 03/15/33		80	83,874
6.25%, 03/15/53		288	285,640
5.75%, 04/18/54		1,583	1,472,939
5.90%, 04/18/64		678	629,907
Ecopetrol SA
7.75%, 02/01/32		113	116,446
8.88%, 01/13/33		2	2,157
Enbridge, Inc.
4.25%, 12/01/26		215	214,882
6.00%, 11/15/28		50	51,366
5.50%, 12/01/46		20	18,470
5.95%, 04/05/54		175	167,366
Energean Israel Finance Ltd., 8.50%, 09/30/33(a)(c)		12	12,288
Energy Transfer LP
5.50%, 06/01/27		475	477,747
4.95%, 05/15/28		25	25,078
4.15%, 09/15/29		171	167,386
5.20%, 04/01/30		205	206,416
3.75%, 05/15/30		150	143,602
5.60%, 09/01/34		330	330,707
7.50%, 07/01/38		50	56,313
6.05%, 06/01/41		20	19,789
5.40%, 10/01/47		260	227,068
5.95%, 05/15/54		475	436,268
(5-year CMT + 2.22%), 6.70%, 01/15/57(b)		35	34,483
Series ., (5-year CMT + 2.34%), 6.55%, 01/15/57(b)		33	32,581
EnQuest PLC, 9.88%, 04/30/31(a)		108	112,283
Enterprise Products Operating LLC
6.45%, 09/01/40		200	212,193
5.70%, 02/15/42		71	69,342
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(b)		100	99,760
EOG Resources, Inc., 5.65%, 12/01/54		60	56,055
EQT Corp.
3.90%, 10/01/27		233	230,827
4.50%, 01/15/29		329	324,789
5.00%, 01/15/29(f)		444	445,183
7.00%, 02/01/30		1,128	1,189,581
7.50%, 06/01/30		1,759	1,885,442
4.75%, 01/15/31		3,424	3,366,286
3.63%, 05/15/31(a)		1,209	1,122,160
Equinor ASA, 3.70%, 04/06/50		55	39,576
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp.
5.38%, 03/15/30	USD	241	$ 241,696
4.75%, 02/01/32		555	537,882
5.70%, 01/15/35		1,363	1,355,807
Exxon Mobil Corp., 4.33%, 03/19/50		90	71,593
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29		76	78,377
7.88%, 05/15/32		100	103,283
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)		50	52,124
Golar LNG Ltd., 7.50%, 10/02/30(a)		89	90,405
Gran Tierra Energy, Inc., 9.75%, 04/15/31(a)		200	179,540
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)		84	85,031
Hess Corp., 5.60%, 02/15/41		150	147,612
HF Sinclair Corp., 5.00%, 02/01/28		25	24,973
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 02/15/35(a)(f)		100	99,183
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)		77	79,694
Karoon USA Finance, Inc., 10.50%, 05/14/29(a)		44	45,321
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		200	221,742
5.80%, 03/15/35		50	50,959
6.95%, 01/15/38		115	125,640
7.50%, 11/15/40		50	56,844
4.70%, 11/01/42		100	84,582
Kinder Morgan, Inc.
7.80%, 08/01/31		195	218,752
5.95%, 08/01/54(f)		370	354,558
Kinetik Holdings LP, 5.88%, 06/15/30(a)		100	100,111
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)		115	116,943
MPLX LP
4.25%, 12/01/27		25	24,876
4.00%, 03/15/28		230	227,480
4.80%, 02/15/31		345	340,581
4.95%, 09/01/32		50	49,163
5.00%, 01/15/33		50	48,937
5.00%, 03/01/33		170	166,286
5.20%, 12/01/47		125	107,449
4.70%, 04/15/48		400	319,750
5.95%, 04/01/55		50	46,432
Murphy Oil Corp., 6.50%, 02/15/34		83	82,074
Murphy Oil USA, Inc., 5.88%, 06/01/34(a)(f)		110	108,987
Nabors Industries, Inc.(a)
9.13%, 01/31/30		13	13,591
7.63%, 11/15/32		45	45,899
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)
8.13%, 02/15/29		41	42,028
8.38%, 02/15/32		123	127,906
NGPL PipeCo LLC, 3.25%, 07/15/31(a)		291	265,722
Noble Finance II LLC(a)
8.00%, 04/15/30		169	174,710
6.25%, 06/15/34		110	106,818
Northern Oil & Gas, Inc., 7.88%, 10/15/33(a)		22	22,016
Occidental Petroleum Corp.
8.88%, 07/15/30		26	28,980
6.63%, 09/01/30		89	93,316
6.45%, 09/15/36		645	678,872
6.60%, 03/15/46		985	1,005,907
4.20%, 03/15/48		190	144,270
ONEOK, Inc.
5.55%, 11/01/26		200	200,433

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
4.55%, 07/15/28	USD	40	$ 39,869
5.65%, 11/01/28		270	274,609
3.40%, 09/01/29		90	86,312
4.40%, 10/15/29		75	73,934
6.35%, 01/15/31		300	313,634
6.10%, 11/15/32		90	93,468
6.05%, 09/01/33(f)		230	237,134
5.65%, 09/01/34		100	100,197
5.45%, 06/01/47		16	13,995
4.85%, 02/01/49		40	32,143
3.95%, 03/01/50		100	69,084
7.15%, 01/15/51		110	117,433
Ovintiv, Inc., 7.10%, 07/15/53(f)		256	274,060
Par Petroleum LLC, 7.38%, 06/01/34(a)		31	32,077
Patterson-UTI Energy, Inc., 5.15%, 11/15/29		55	54,861
PBF Holding Co. LLC/PBF Finance Corp.(a)(f)
9.88%, 03/15/30		28	29,999
7.88%, 09/15/30		67	69,534
Permian Resources Operating LLC(a)
7.00%, 01/15/32		990	1,024,846
6.25%, 02/01/33		956	973,153
Petroleos de Venezuela SA, 6.00%, 11/15/26(c)(m)		23	8,631
Petroleos Mexicanos
6.49%, 01/23/27(f)		18	18,131
5.35%, 02/12/28(f)		10	9,979
6.50%, 01/23/29		92	93,306
8.75%, 06/02/29(f)		271	288,263
5.95%, 01/28/31		100	98,105
6.70%, 02/16/32		10	9,983
Phillips 66 Co.
4.95%, 12/01/27		125	125,532
3.15%, 12/15/29		75	71,140
5.65%, 06/15/54		50	45,541
Plains All American Pipeline LP, 5.95%, 06/15/35		410	414,917
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29		130	124,748
4.90%, 02/15/45		35	29,818
Sabine Pass Liquefaction LLC
4.20%, 03/15/28		65	64,518
4.50%, 05/15/30		75	73,745
5.90%, 09/15/37		257	264,988
Saturn Oil & Gas, Inc., 8.50%, 07/30/31(a)		18	18,050
Shell Finance U.S., Inc.
6.38%, 12/15/38		175	186,190
4.00%, 05/10/46		103	79,206
3.00%, 11/26/51		120	73,902
SM Energy Co.(a)(f)
8.63%, 11/01/30		11	11,547
9.63%, 06/15/33		100	110,003
South Bow Canadian Infrastructure Holdings Ltd.(b)
(5-year CMT + 3.67%), 7.50%, 03/01/55		27	28,492
(5-year CMT + 3.95%), 7.63%, 03/01/55		28	29,121
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27		25	25,041
5.58%, 10/01/34		50	49,118
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		100	96,475
Talos Production, Inc.(a)
9.38%, 02/01/31(f)		119	125,464
8.00%, 07/15/34		170	171,669
Targa Resources Corp.
5.20%, 07/01/27		195	196,045
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. (continued)
6.50%, 03/30/34	USD	130	$ 137,650
5.50%, 02/15/35		270	267,236
6.25%, 07/01/52		140	136,170
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		20	19,976
4.88%, 02/01/31		72	71,208
TotalEnergies Capital International SA, 3.13%, 05/29/50		300	190,153
TotalEnergies Capital SA, 5.49%, 04/05/54(f)		280	257,854
TotalEnergies Capital USA LLC, 4.25%, 01/13/31		100	97,663
Trafigura Funding SA, 5.63%, 07/01/31(c)		200	196,280
TransCanada PipeLines Ltd.
5.85%, 03/15/36		135	137,838
6.20%, 10/15/37		25	25,859
7.63%, 01/15/39		75	86,123
Trident Energy Finance PLC, 12.50%, 11/30/29(c)		226	238,837
Valaris Ltd., 8.38%, 04/30/30(a)		181	187,389
Valero Energy Corp.
7.50%, 04/15/32		50	55,834
5.15%, 03/10/36		25	24,156
Validus Energy II Midcon LLC, 8.00%, 08/01/31(a)		23	22,896
Venture Global LNG, Inc.(a)
9.50%, 02/01/29		52	55,662
9.88%, 02/01/32		148	157,572
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/34(a)		100	103,186
Vermilion Energy, Inc., 7.25%, 02/15/33(a)		91	89,990
Viper Energy Partners LLC
4.90%, 08/01/30		315	310,905
5.70%, 08/01/35(f)		1,087	1,080,255
Vista Energy Argentina SAU, 7.63%, 12/10/35(a)		16	16,536
Western Midstream Operating LP
5.50%, 12/15/35(f)		160	155,717
5.45%, 04/01/44		95	83,763
5.25%, 02/01/50		150	124,791
Williams Cos., Inc.
3.75%, 06/15/27		125	124,227
4.63%, 06/30/30		151	148,923
5.80%, 11/15/43		165	157,362
			48,560,332
Passenger Airlines — 0.1%
Allegiant Travel Co., 7.13%, 07/01/31(a)		19	19,252
American Airlines 2025-1 Class B Pass Through Trust, Series 2025-1, Class B, 5.65%, 05/11/36		21	20,504
American Airlines 2026-2 Class A Pass Through Trust, Series 2026-2, Class A, 02/20/39(d)		790	786,897
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)		24	23,702
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(f)		169	147,055
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33		28	24,456
Southwest Airlines Co., 5.13%, 06/15/27		75	75,240
			1,097,106
Personal Care Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47		50	37,369
Edgewell Personal Care Co., 4.13%, 04/01/29(a)		100	96,225
Estee Lauder Cos., Inc., 2.38%, 12/01/29		100	92,523
Kenvue, Inc.
4.90%, 03/22/33		25	24,703
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Personal Care Products (continued)
Kenvue, Inc. (continued)
5.05%, 03/22/53	USD	150	$ 129,987
Procter & Gamble Co.
2.85%, 08/11/27		25	24,651
3.60%, 03/25/50		25	18,534
			423,992
Pharmaceuticals — 0.8%
AbbVie, Inc.
3.20%, 11/21/29		57	54,334
4.50%, 05/14/35		63	59,534
4.05%, 11/21/39		100	85,437
4.40%, 11/06/42		103	87,210
4.25%, 11/21/49		380	295,778
5.40%, 03/15/54		300	274,578
5.50%, 03/15/64		75	68,170
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)		118	121,244
Astrazeneca Finance LLC
1.75%, 05/28/28		130	123,974
4.85%, 02/26/29(f)		75	75,477
AstraZeneca PLC, 6.45%, 09/15/37		170	184,395
Becton Dickinson & Co.
4.69%, 02/13/28		200	200,125
2.82%, 05/20/30		25	23,165
3.79%, 05/20/50		24	16,465
Bristol-Myers Squibb Co.
3.25%, 08/01/42		80	58,566
5.50%, 02/22/44		66	63,177
4.25%, 10/26/49		250	193,746
Cardinal Health, Inc.
5.45%, 02/15/34		123	123,458
5.35%, 11/15/34		380	377,071
5.75%, 11/15/54(f)		90	85,265
Cencora, Inc.
4.85%, 12/15/29		540	540,617
2.70%, 03/15/31		310	280,897
5.13%, 02/15/34		245	241,685
5.15%, 02/15/35		80	78,647
CVS Health Corp.
6.25%, 06/01/27		100	101,424
4.30%, 03/25/28		200	198,786
3.25%, 08/15/29		100	95,493
5.00%, 09/15/32		180	178,412
5.45%, 09/15/35		440	435,456
6.00%, 06/01/44		175	168,906
5.13%, 07/20/45		200	173,816
5.05%, 03/25/48		275	232,261
5.63%, 02/21/53		13	11,704
6.05%, 06/01/54		217	206,672
Eli Lilly & Co.
4.20%, 08/14/29		100	99,017
4.90%, 02/12/32		510	511,821
4.88%, 02/27/53		35	30,019
5.00%, 02/09/54		250	218,302
5.55%, 10/15/55		40	37,851
5.60%, 05/20/56		350	333,615
4.95%, 02/27/63		60	50,403
5.65%, 10/15/65		65	61,494
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38		125	134,220
Harrow, Inc., 8.63%, 09/15/30(a)(f)		43	43,598
Security		Par (000)	Value
Pharmaceuticals (continued)
HLF Financing SARL LLC/Herbalife International, Inc., 7.75%, 05/01/33(a)	USD	57	$ 57,361
Johnson & Johnson
5.00%, 03/01/35		50	50,331
3.63%, 03/03/37		25	21,995
5.95%, 08/15/37		70	75,234
3.40%, 01/15/38		292	248,069
3.75%, 03/03/47		23	17,465
Merck & Co., Inc.
1.70%, 06/10/27		500	489,353
4.75%, 12/04/35		500	480,125
4.15%, 05/18/43		272	221,956
5.00%, 05/17/53		50	43,271
2.90%, 12/10/61		40	21,678
5.15%, 05/17/63		240	206,137
Mylan, Inc., 4.55%, 04/15/28		25	24,809
Novartis Capital Corp.
3.10%, 05/17/27		25	24,785
4.40%, 05/06/44		90	75,834
2.75%, 08/14/50		25	14,957
Novartis Finance SA, 3.50%, 05/13/35(c)	EUR	200	226,963
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(a)	USD	35	37,338
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53		227	203,605
5.34%, 05/19/63		130	113,471
Pfizer, Inc.
1.75%, 08/18/31		28	24,186
7.20%, 03/15/39		200	228,772
5.60%, 09/15/40		58	57,753
Viatris, Inc., 2.30%, 06/22/27		20	19,550
Zoetis, Inc., 3.90%, 08/20/28		25	24,684
			10,045,967
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)
5.75%, 01/15/29		94	92,611
5.25%, 04/15/30		63	60,395
9.75%, 04/15/30		61	65,358
CBRE Services, Inc.
2.50%, 04/01/31		40	35,621
5.95%, 08/15/34		285	291,602
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)		54	56,480
Five Point Operating Co. LP, 8.00%, 10/01/30(a)(f)		77	78,917
Howard Hughes Corp., 6.13%, 03/01/34(a)(f)		28	27,295
			708,279
Residential REITs — 0.1%
ERP Operating LP, 4.65%, 09/15/34		160	152,672
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33		60	60,163
Mid-America Apartments LP, 3.60%, 06/01/27		50	49,731
NNN REIT, Inc., 5.60%, 10/15/33		150	151,551
Realty Income Corp.
3.00%, 01/15/27		20	19,886
3.40%, 01/15/28		100	98,304
4.75%, 02/15/29		250	249,999
4.50%, 02/01/33		50	47,954

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Residential REITs (continued)
Realty Income Corp. (continued)
1.80%, 03/15/33	USD	40	$ 32,600
Store Capital LLC, 2.75%, 11/18/30(f)		137	122,773
			985,633
Retail REITs — 0.1%
Simon Property Group LP
1.38%, 01/15/27		120	118,443
4.38%, 10/01/30		102	100,178
4.75%, 09/26/34		60	57,444
6.75%, 02/01/40		150	164,214
4.75%, 03/15/42		330	292,889
4.25%, 11/30/46		330	261,337
3.25%, 09/13/49(f)		30	19,649
5.85%, 03/08/53(f)		230	222,410
			1,236,564
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.
2.10%, 10/01/31		20	17,447
2.80%, 10/01/41		50	34,835
2.95%, 10/01/51		35	21,122
Applied Materials, Inc., 5.85%, 06/15/41		25	25,060
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28		150	147,563
Broadcom, Inc.
4.00%, 04/15/29		20	19,596
5.15%, 11/15/31		65	64,809
4.15%, 04/15/32		25	23,523
3.42%, 04/15/33		201	177,434
5.20%, 07/15/35		285	273,608
3.14%, 11/15/35		214	173,952
4.80%, 02/15/36		100	92,420
Intel Corp.
2.45%, 11/15/29		100	92,297
3.90%, 03/25/30		100	96,129
5.20%, 02/10/33		380	375,788
5.70%, 02/10/53		120	106,506
6.13%, 05/15/56		405	379,996
4.95%, 03/25/60		100	77,698
Kioxia Holdings Corp.
6.25%, 07/24/30		50	51,132
6.63%, 07/24/33(a)		98	101,280
KLA Corp., 4.95%, 07/15/52		175	149,335
Microchip Technology, Inc., 5.05%, 03/15/29		25	25,080
NVIDIA Corp.
4.95%, 06/15/36(f)		1,190	1,138,614
3.50%, 04/01/40		40	31,832
5.55%, 06/15/46		640	590,692
3.50%, 04/01/50		100	67,707
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27		50	49,419
5.00%, 01/15/33		50	48,625
QUALCOMM, Inc., 3.25%, 05/20/27		75	74,423
Texas Instruments, Inc.
4.60%, 02/08/29		110	110,185
1.75%, 05/04/30		255	228,447
4.90%, 03/14/33		200	199,182
4.15%, 05/15/48		50	38,905
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. (continued)
5.15%, 02/08/54	USD	120	$ 106,271
5.05%, 05/18/63		50	41,798
			5,252,710
Software — 0.8%
Cloud Software Group, Inc.(a)
9.00%, 09/30/29		140	137,165
8.25%, 06/30/32		179	169,332
Concentrix Corp., 6.60%, 08/02/28		50	50,102
Elastic NV, 4.13%, 07/15/29(a)		58	55,264
Electronic Arts, Inc., 2.95%, 02/15/51		25	21,176
Intuit, Inc.
5.20%, 09/15/33(f)		440	435,979
5.50%, 09/15/53		50	42,890
Microsoft Corp.
5.20%, 06/01/39(f)		93	92,314
2.53%, 06/01/50		175	98,255
2.92%, 03/17/52		275	164,437
3.95%, 08/08/56		200	142,409
2.68%, 06/01/60		230	118,648
MSCI, Inc.
3.63%, 09/01/30(a)		195	182,977
3.88%, 02/15/31(a)		112	105,080
5.25%, 09/01/35(f)		36	34,546
5.15%, 03/15/36(f)		535	507,647
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33(a)		11	11,398
Open Text Holdings, Inc.(a)
4.13%, 02/15/30		44	40,592
4.13%, 12/01/31(f)		30	26,471
Oracle Corp.
2.95%, 04/01/30		40	35,985
4.65%, 05/06/30		165	158,531
2.88%, 03/25/31		195	169,978
4.90%, 02/06/33		60	55,195
5.35%, 05/04/33		915	859,850
3.90%, 05/15/35		100	81,735
5.50%, 08/03/35		985	904,185
5.20%, 09/26/35		170	152,527
3.60%, 04/01/40		290	200,626
3.65%, 03/25/41(f)		520	352,723
4.50%, 07/08/44(f)		55	38,513
6.55%, 02/04/46		141	124,781
3.60%, 04/01/50(f)		734	420,658
3.95%, 03/25/51		6	3,657
5.55%, 02/06/53		117	87,888
5.38%, 09/27/54		470	342,693
6.00%, 08/03/55		211	169,204
5.95%, 09/26/55		764	607,028
6.70%, 02/04/56(f)		205	180,761
3.85%, 04/01/60		110	61,761
4.10%, 03/25/61(f)		549	320,803
6.13%, 08/03/65		310	245,104
6.10%, 09/26/65		718	564,187
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)		119	105,672
Roper Technologies, Inc.
4.50%, 10/15/29		340	336,244
2.00%, 06/30/30		95	84,685
Salesforce, Inc.
4.50%, 03/15/28		287	286,342
4.90%, 09/15/31(f)		93	91,646
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Salesforce, Inc. (continued)
5.20%, 03/15/33(f)	USD	556	$ 549,169
5.55%, 03/15/36		280	273,036
SS&C Technologies, Inc., 6.50%, 06/01/32(a)		26	26,192
Synopsys, Inc., 4.65%, 04/01/28		100	99,861
Take-Two Interactive Software, Inc., 3.70%, 04/14/27		50	49,745
UKG, Inc., 6.88%, 02/01/31(a)		50	48,988
VMware LLC, 4.70%, 05/15/30		75	74,186
			10,600,821
Specialized REITs — 0.1%
CubeSmart LP, 2.25%, 12/15/28		100	94,481
Extra Space Storage LP
5.50%, 07/01/30		140	141,864
2.35%, 03/15/32		100	86,036
Iron Mountain, Inc.(a)
4.88%, 09/15/27		100	99,673
4.50%, 02/15/31		26	24,608
5.63%, 07/15/32		61	59,698
6.25%, 01/15/33		118	118,453
6.25%, 01/15/35		80	78,993
Public Storage Operating Co.
5.10%, 08/01/33		50	49,793
5.15%, 08/15/36		140	136,351
			889,950
Specialty Retail — 0.1%
Academy Ltd., 5.88%, 05/15/31(a)		23	22,752
AutoZone, Inc.
6.55%, 11/01/33		225	239,942
5.40%, 07/15/34		305	304,167
Dick’s Sporting Goods, Inc.
4.00%, 10/01/29		47	45,659
4.10%, 01/15/52		7	4,836
FirstCash, Inc.(a)
6.88%, 03/01/32		164	166,356
6.13%, 05/01/34		70	69,006
Gap, Inc., 3.63%, 10/01/29(a)		59	55,504
Genuine Parts Co., 4.95%, 08/15/29		25	24,834
Kohl’s Corp.
10.00%, 06/01/30(a)		25	27,003
5.13%, 05/01/31		17	15,236
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(a)		84	87,410
O’Reilly Automotive, Inc.
3.90%, 06/01/29		50	48,848
4.20%, 04/01/30		125	121,797
			1,233,350
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.38%, 02/08/41(f)		361	247,342
3.85%, 05/04/43(f)		501	398,038
3.45%, 02/09/45		136	98,829
4.65%, 02/23/46		425	365,229
2.65%, 02/08/51		189	108,336
4.85%, 05/10/53		250	218,887
4.10%, 08/08/62		160	115,223
Dell International LLC/EMC Corp.
6.10%, 07/15/27		65	65,855
5.30%, 10/01/29		25	25,279
6.20%, 07/15/30		100	103,907
5.75%, 02/01/33		45	45,889
5.40%, 04/15/34		215	213,346
5.25%, 02/15/37		81	77,750
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	USD	47	$ 48,792
Hewlett Packard Enterprise Co., 4.55%, 10/15/29		105	103,863
HP, Inc.
3.00%, 06/17/27		75	74,095
6.00%, 09/15/41		145	142,921
NCR Atleos Corp., 9.50%, 04/01/29(a)		36	38,180
Seagate Data Storage Technology Pte Ltd., 9.63%, 12/01/32(f)		215	235,694
Seagate Data Storage Technology Pte. Ltd., 5.88%, 07/15/30		41	41,615
			2,769,070
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.85%, 03/27/30		100	93,852
Ralph Lauren Corp., 5.00%, 06/15/32		710	707,944
			801,796
Tobacco — 0.6%
Altria Group, Inc.
4.80%, 02/14/29		500	500,249
3.40%, 05/06/30		150	142,130
2.45%, 02/04/32		400	348,345
5.80%, 02/14/39		95	93,778
3.40%, 02/04/41		760	563,416
5.95%, 02/14/49(f)		1,125	1,058,624
4.45%, 05/06/50		79	59,434
3.70%, 02/04/51		290	192,430
4.00%, 02/04/61		450	297,209
BAT Capital Corp.
3.46%, 09/06/29		150	144,212
5.83%, 02/20/31		330	340,374
2.73%, 03/25/31		180	163,069
7.75%, 10/19/32		75	84,595
4.63%, 03/22/33		25	24,100
3.73%, 09/25/40		169	133,824
7.08%, 08/02/43		290	312,519
7.08%, 08/02/53(f)		190	205,639
Philip Morris International, Inc.
4.38%, 11/01/27		100	99,835
4.88%, 02/15/28		590	592,524
5.63%, 11/17/29		215	220,213
1.75%, 11/01/30		50	44,012
5.75%, 11/17/32		345	356,996
5.38%, 02/15/33		795	803,993
5.63%, 09/07/33		90	92,167
5.25%, 02/13/34		75	74,986
6.38%, 05/16/38		85	90,638
4.25%, 11/10/44		380	307,626
Reynolds American, Inc., 5.85%, 08/15/45		100	94,750
Turning Point Brands, Inc., 7.63%, 03/15/32(a)		58	58,900
			7,500,587
Transportation Infrastructure — 0.0%
FedEx Corp.
3.40%, 02/15/28		20	19,232
3.10%, 08/05/29		285	271,121
RXO, Inc., 6.38%, 05/15/31(a)		82	81,825
Ryder System, Inc., 6.60%, 12/01/33		80	85,803
United Parcel Service, Inc., 5.30%, 04/01/50		25	22,580
			480,561
Utilities — 0.0%
American Water Capital Corp.
2.30%, 06/01/31		35	30,988
4.45%, 06/01/32(f)		80	77,763

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Utilities (continued)
American Water Capital Corp. (continued)
4.20%, 09/01/48	USD	120	$ 92,191
5.45%, 03/01/54		30	27,309
Essential Utilities, Inc.
4.80%, 08/15/27		50	50,101
5.38%, 01/15/34		185	184,356
			462,708
Wireless Telecommunication Services — 0.3%
Millicom International Cellular SA(a)
6.25%, 03/25/29		39	39,594
7.38%, 04/02/32		88	90,035
Rogers Communications, Inc.
3.20%, 03/15/27		65	64,500
(5-year CMT + 2.62%), 7.13%, 04/15/55(b)		55	55,509
(5-year CMT + 2.65%), 7.00%, 04/15/55(b)		55	55,330
Telecom Argentina SA, 9.25%, 05/28/33(a)(f)		23	24,482
T-Mobile USA, Inc.
2.05%, 02/15/28		150	144,124
4.80%, 07/15/28		90	90,203
3.38%, 04/15/29		25	24,047
3.88%, 04/15/30		650	624,270
2.55%, 02/15/31		570	511,134
5.15%, 04/15/34(f)		35	34,239
5.30%, 05/15/35		695	679,753
5.75%, 01/15/54		240	214,541
5.50%, 01/15/55		65	55,882
5.25%, 06/15/55		240	198,513
5.70%, 01/15/56		180	158,769
3.60%, 11/15/60		1,033	617,531
5.80%, 09/15/62		353	310,825
Vodafone Group PLC
6.25%, 11/30/32		300	314,762
6.15%, 02/27/37		45	46,418
			4,354,461
Total Corporate Bonds — 27.2% (Cost: $350,409,674)			345,041,796
Fixed Rate Loan Interests
IT Services — 0.0%
CoreWeave Compute Acquisition Co. VIII LLC, 2026 Delayed Draw Term Loan, 5.83%, 03/31/32(h)		434	434,114
Total Fixed Rate Loan Interests — 0.0% (Cost: $433,029)			434,114
Floating Rate Loan Interests(b)
Electric Utilities — 0.0%
CPV Fairview LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 08/14/31		43	42,663
Security		Par (000)	Value
Electric Utilities (continued)
Ohio Power Partners LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 11/12/32(h)	USD	34	$ 34,331
West Deptford Energy Holdings LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 07/24/32		45	45,133
			122,127
Financial Services — 0.0%
Kestrel Acquisition LLC, 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 11/06/31		44	43,831
Hotels, Restaurants & Leisure — 0.0%
Peninsula Pacific Entertainment LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.60%, 10/01/32		143	142,587
IT Services — 0.0%
CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, (1-mo. SOFR + 4.50%), 8.14%, 11/17/31		78	77,844
Media — 0.1%
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.32%, 02/17/31		87	87,266
Discovery Global Holdings, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 06/03/33		167	166,836
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 08/30/30		113	113,445
			367,547
Oil, Gas & Consumable Fuels — 0.0%
Crescent Midstream Operating LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.40%, 02/18/33		91	91,285
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 2023 Non-CoOp Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.75%, 11/19/29		16	12,058
Total Floating Rate Loan Interests — 0.1% (Cost: $852,046)			857,279
Foreign Agency Obligations
Argentina — 0.0%
Argentina Treasury Bond BONCER(i)
0.00%, 12/15/27	ARS	12,493	21,503
0.00%, 09/29/28		22,750	12,122
Argentine Republic Government International Bonds
1.00%, 07/09/29	USD	1	645
1.75%, 07/09/30		1	1,412
4.75%, 07/09/35		2	1,609
4.88%, 07/09/41		27	19,966
			57,257
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(a)		22	23,393
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Brazil — 0.0%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/31	BRL	554	$ 94,772
Canada — 0.0%
Province of Alberta Canada, 1.30%, 07/22/30	USD	10	8,860
Province of Ontario Canada
3.10%, 05/19/27		15	14,863
2.13%, 01/21/32		35	30,791
Province of Quebec Canada
1.90%, 04/21/31(f)		10	8,886
4.50%, 09/08/33		15	14,745
Series PD, 7.50%, 09/15/29		10	10,875
			89,020
Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 10/01/28(a)(c)	CLP	100,000	107,746
Chile Government International Bonds
3.50%, 01/25/50	USD	200	136,500
4.00%, 01/31/52(f)		200	148,200
			392,446
Colombia — 0.1%
Colombian TES
Series B, 12.50%, 02/27/30	COP	193,300	60,980
Series B, 7.75%, 09/18/30		889,400	239,791
Series B, 7.00%, 06/30/32		115,700	28,741
Series B, 13.25%, 02/09/33		300,300	99,019
Series B, 6.25%, 07/09/36		260,300	55,561
Series B, 7.25%, 10/26/50		174,200	34,578
Series B, 12.00%, 03/13/58		141,100	43,788
			562,458
Czech Republic — 0.0%
Czech Republic Government Bonds, 4.00%, 04/04/44	CZK	1,550	63,088
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/35(c)(n)	USD	27	24,189
Egypt — 0.0%
Egypt Government Bonds
Series 3Y, 24.46%, 10/01/27	EGP	2,612	50,361
Series 3Y, 24.44%, 08/05/28		600	11,662
Series 3Y, 23.38%, 08/26/28		1,912	36,526
			98,549
Hungary — 0.0%
Hungary Government Bonds
7.00%, 10/24/35	HUF	47,420	164,747
6.25%, 09/23/37		23,870	79,552
3.00%, 10/27/38		32,380	79,202
			323,501
Indonesia — 0.1%
Indonesia Government International Bonds
2.85%, 02/14/30	USD	640	593,600
4.65%, 09/20/32		450	434,097
3.05%, 03/12/51		270	160,380
Indonesia Treasury Bonds
5.88%, 03/15/31	IDR	5,443,000	285,853
8.25%, 06/15/32		59,000	3,417
Security		Par (000)	Value
Indonesia (continued)
Indonesia Treasury Bonds (continued)
7.00%, 02/15/33	IDR	456,000	$ 24,949
6.63%, 05/15/33		306,000	16,383
			1,518,679
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro(c)
Series 10Y, 3.45%, 02/01/36	EUR	426	473,125
Series 5Y, 2.85%, 02/01/31		1,600	1,808,591
			2,281,716
Japan — 0.0%
Japan Government Thirty Year Bonds, 0.70%, 09/20/51	JPY	12,000	36,267
Lebanon — 0.0%
Lebanon Government International Bonds(c)(e)(m)
6.25%, 11/04/24	USD	23	6,089
6.65%, 11/03/28		14	3,785
Series 10Y, 6.85%, 03/23/27		39	10,618
			20,492
Mexico — 0.3%
Mexican Bonos
Series M, 8.50%, 03/01/29	MXN	640	37,501
Series M, 8.00%, 02/21/36		950	50,714
Series M, 7.75%, 11/13/42		1,400	68,061
Series M, 8.00%, 04/29/55		80	3,859
Mexico Government International Bonds
2.66%, 05/24/31	USD	900	792,135
5.38%, 03/22/33		200	193,000
5.63%, 02/09/34		320	308,864
3.50%, 02/12/34		405	339,188
6.05%, 01/11/40		22	20,661
5.38%, 05/16/40	EUR	100	112,216
4.50%, 01/31/50(f)	USD	650	457,048
6.34%, 05/04/53		200	177,788
7.38%, 05/13/55(f)		500	503,500
			3,064,535
Panama — 0.2%
Panama Government International Bonds
8.88%, 09/30/27		121	126,000
3.88%, 03/17/28		1,610	1,580,456
3.30%, 01/19/33		200	174,416
			1,880,872
Paraguay — 0.0%
Paraguay Government International Bonds, 8.50%, 04/04/38(a)	PYG	198,000	31,818
Peru — 0.0%
Peruvian Government International Bonds
2.78%, 01/23/31	USD	6	5,486
7.60%, 08/12/39(c)	PEN	210	66,372
3.55%, 03/10/51	USD	480	319,349
6.20%, 06/30/55		111	109,279
			500,486
Philippines — 0.1%
Philippines Government Bonds
6.00%, 08/20/30	PHP	28,755	449,415
6.38%, 04/28/35		4,000	60,679
Philippines Government International Bonds
3.00%, 02/01/28	USD	420	410,602

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Philippines (continued)
Philippines Government International Bonds (continued)
6.38%, 07/27/30	PHP	2,820	$ 44,728
3.20%, 07/06/46	USD	600	392,250
5.90%, 02/04/50		200	191,914
			1,549,588
Poland — 0.0%
Republic of Poland Government Bonds
4.00%, 07/25/31	PLN	94	23,848
5.00%, 10/25/35		311	79,068
2.00%, 08/25/36		106	25,415
Series 0130, 5.00%, 01/25/30		290	78,065
Series 1034, 5.00%, 10/25/34		362	93,241
Republic of Poland Government International Bonds
1.75%, 08/25/31		86	22,097
Series 30Y, 5.50%, 03/18/54	USD	170	152,143
			473,877
Romania — 0.0%
Romania Government Bonds
Series 11Y, 6.75%, 04/25/35	RON	120	26,325
Series 5Y, 4.25%, 04/28/36		130	23,522
Romanian Government International Bonds
5.25%, 05/30/32(c)	EUR	19	22,095
4.63%, 03/04/33(a)		3	3,311
5.38%, 06/07/33(a)		5	5,757
6.13%, 10/07/37(a)		5	5,755
6.50%, 10/07/45(a)		4	4,540
			91,305
South Africa — 0.1%
Republic of South Africa Government International Bonds
Series 2030, 8.00%, 01/31/30	ZAR	6,065	367,839
Series 2037, 8.50%, 01/31/37		607	35,725
Series 2048, 8.75%, 02/28/48		829	47,572
Series R213, 7.00%, 02/28/31		7,746	449,193
			900,329
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	USD	300	304,641
Spain — 0.3%
Spain Government Bonds
2.60%, 05/31/31	EUR	500	563,845
3.30%, 04/30/36(a)(c)		2,209	2,488,876
3.40%, 10/31/36(a)(c)		226	255,531
			3,308,252
Sri Lanka — 0.0%
Sri Lanka Government International Bonds(c)
4.00%, 04/15/28	USD	3	2,543
5.10%, 06/15/35		15	12,335
			14,878
Turkey — 0.0%
Turkiye Government Bonds
Series 10Y, 26.20%, 10/05/33	TRY	970	16,584
Series 10Y, 27.70%, 09/27/34		977	17,488
Series 5Y, 31.08%, 11/08/28		812	15,408
Series 5Y, 30.00%, 09/12/29		940	17,236
			66,716
Security		Par (000)	Value
Ukraine — 0.0%
Ukraine Government International Bonds
3.00%, 02/01/30(a)	USD	1	$ 728
3.00%, 02/01/35(a)		2	1,198
3.00%, 02/01/36(c)		29	17,172
6.00%, 02/01/36(c)		12	8,248
6.00%, 02/01/36(a)		2	1,364
			28,710
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60		2	2,252
Uruguay Government International Bonds
4.38%, 10/27/27		167	166,594
9.75%, 07/20/33	UYU	682	18,764
8.00%, 10/29/35		2,554	64,600
5.10%, 06/18/50	USD	253	223,817
			476,027
Venezuela — 0.0%
Venezuela Government International Bonds(e)(m)
9.25%, 09/15/27		13	6,469
11.95%, 08/05/31(c)		32	17,457
			23,926
Total Foreign Agency Obligations — 1.4% (Cost: $18,539,633)			18,301,787

	Shares
Investment Companies
Capital Markets(f)(o) — 0.4%
iShares China Large-Cap ETF	700	25,550
iShares iBoxx $ Investment Grade Corporate Bond ETF	49,500	5,259,375
		5,284,925
Total Investment Companies — 0.4% (Cost: $5,401,266)		5,284,925

		Par (000)
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	USD	100	101,686
Series S-1, 7.04%, 04/01/50		142	156,273
Los Angeles Department of Water & Power, RB, BAB, 6.60%, 07/01/50(f)		100	103,551
Regents of the University of California Medical Center Pooled Revenue, RB, Series N, 3.26%, 05/15/60		50	30,145
State of California, GO, BAB
7.55%, 04/01/39		250	288,237
7.35%, 11/01/39		100	111,627
State of California, Refunding GO, 4.60%, 04/01/38(p)		370	371,334
University of California, RB, Series AD, 4.86%, 05/15/2112		270	212,942
			1,375,795
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32		50	52,139
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57	USD	48	$ 49,794
Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40		45	49,402
State of Illinois, GO, 5.10%, 06/01/33		527	526,321
			575,723
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-2, 4.15%, 02/01/33		230	227,220
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(f)		50	32,606
Michigan — 0.0%
University of Michigan, RB, Series B, 2.56%, 04/01/50		100	59,396
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40		184	210,080
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53		15	14,514
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37		75	77,678
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39		35	35,271
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39		80	84,332
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42		50	49,586
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44		60	58,330
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		60	59,381
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40		50	51,143
Series 168, 4.93%, 10/01/51		110	98,001
			528,236
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		150	180,184
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38(f)		50	45,115
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43		50	37,032
			82,147
Texas — 0.0%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46		50	46,568
Security		Par (000)	Value
Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	USD	50	$ 50,167
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46(f)		50	34,576
State of Texas, GO, BAB, 5.52%, 04/01/39		145	144,459
			275,770
Total Municipal Bonds — 0.3% (Cost: $3,695,665)			3,649,090
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.9%
A&D Mortgage Trust(a)
Series 2023-NQM5, Class A1, 7.05%, 11/25/68		82	82,202
Series 2024-NQM5, Class A1, 5.70%, 11/25/69		72	71,600
Series 2026-NQM1, Class A1, 4.91%, 02/25/71(b)		148	146,259
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)		123	123,309
Ajax Mortgage Loan Trust, Series 2023-C, Class A1, 3.50%, 05/25/63(a)		162	154,226
Alternative Loan Trust
Series 2005-29CB, Class A6, 5.50%, 07/25/35		6	3,144
Series 2005-31, Class 1A1, (1 mo. Term SOFR + 0.67%), 4.40%, 08/25/35(b)		373	361,112
Series 2005-55CW, Class 2A3, (1 mo. Term SOFR + 0.46%), 4.11%, 11/25/35(b)		11	8,334
Series 2005-59, Class 1A1, (1 mo. Term SOFR + 0.77%), 4.44%, 11/20/35(b)		8	7,715
Series 2006-11CB, Class 2A1, 6.25%, 05/25/36		874	409,883
Series 2006-OA17, Class 1A1D, (1 mo. Term SOFR + 0.40%), 4.07%, 12/20/46(b)		270	243,222
Series 2006-OA2, Class A5, (1 mo. Term SOFR + 0.57%), 4.24%, 05/20/46(b)		172	155,894
Series 2006-OC10, Class 2A3, (1 mo. Term SOFR + 0.57%), 4.30%, 11/25/36(b)		351	327,939
Series 2006-OC7, Class 2A3, (1 mo. Term SOFR + 0.61%), 4.34%, 07/25/46(b)		309	286,901
Series 2007-19, Class 1A34, 6.00%, 08/25/37		281	131,416
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1 mo. Term SOFR + 1.74%), 5.39%, 05/25/36(b)		2,206	164,298
Angel Oak Mortgage Trust(a)
Series 2021-2, Class A1, 0.99%, 04/25/66(b)		195	167,779
Series 2023-1, Class A1, 4.75%, 09/26/67		275	274,376
Series 2023-7, Class A1, 4.80%, 11/25/67		137	135,964
Series 2024-1, Class A1, 5.21%, 08/25/68		35	35,037
Series 2024-10, Class A1, 5.35%, 10/25/69		33	33,345
Series 2024-11, Class A1, 5.70%, 08/25/69		52	52,339
Series 2025-1, Class A1, 5.69%, 01/25/70		660	660,137
Series 2025-2, Class A1, 5.64%, 02/25/70		141	140,508
AOMT, Series 2024-6, Class A3, 4.65%, 11/25/67(a)		244	236,761
Banc of America Alternative Loan Trust
Series 2003-8, Class 1CB1, 5.50%, 10/25/33		40	39,959
Series 2006-7, Class A4, 6.50%, 10/25/36		24	5,696
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		7	6,044

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust (continued)
Series 2007-3, Class TA8, (1 mo. Term SOFR + 0.29%), 4.02%, 04/25/37(b)	USD	183	$ 152,759
Barclays Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.66%, 01/25/65(a)		742	741,881
Bear Stearns Asset Backed Securities I Trust(b)
Series 2006-AC2, Class 1A1, (1 mo. Term SOFR + 0.46%), 4.19%, 03/25/36		45	11,076
Series 2006-IM1, Class A3, (1 mo. Term SOFR + 0.67%), 4.40%, 04/25/36		199	199,595
Braccan Mortgage Funding, Series 2024-1, Class X, (1-day SONIA GBP 4.34%), 8.08%, 02/15/67(b)(c)	GBP	51	68,616
BRAVO Residential Funding Trust(a)
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(b)	USD	265	219,531
Series 2024-NQM4, Class A3, 4.35%, 01/25/60		261	254,254
Series 2025-NQM2, Class A1, 5.68%, 11/25/64		158	158,165
Series 2025-NQM7, Class A1, 5.46%, 07/25/65(b)		155	154,367
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		396	138,688
Series 2007-A1, Class 3A1, 5.26%, 02/25/37(b)		100	98,774
Series 2007-S5, Class 1A10, 6.00%, 07/25/37		524	212,645
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36		5	2,306
Series 2007-11, Class A1, 6.00%, 08/25/37		525	208,138
Series 2007-3, Class A17, 6.00%, 04/25/37		159	68,389
Series 2007-4, Class 1A47, 6.00%, 05/25/37		268	107,246
Series 2007-8, Class 1A12, 5.88%, 01/25/38		140	54,871
Series 2007-8, Class 1A24, 6.00%, 01/25/38		90	35,954
Series 2007-9, Class A1, 5.75%, 07/25/37		18	7,913
CIM Trust(a)
Series 2023-I1, Class B1, 7.01%, 04/25/58(b)		100	99,607
Series 2023-I2, Class B1, 6.75%, 12/25/67(b)		115	109,621
Series 2025-I1, Class A1, 5.66%, 10/25/69		332	332,691
Series 2025-I1, Class M1, 6.44%, 10/25/69(b)		540	542,554
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1 mo. Term SOFR + 0.61%), 4.34%, 05/25/37(b)		22	21,128
COLT Mortgage Loan Trust(a)
Series 2021-5, Class A1, 1.73%, 11/26/66(b)		96	86,545
Series 2024-6, Class A1, 5.39%, 11/25/69		65	64,972
Series 2025-11, Class A1, 5.05%, 11/25/70(b)		127	125,614
Series 2025-7, Class A1, 5.47%, 06/25/70		214	214,202
Series 2025-8, Class A1, 5.48%, 08/25/70		125	124,994
Connecticut Avenue Securities Trust(a)(b)
Series 2019-R06, Class 2B1, (30-day Avg SOFR + 3.86%), 7.48%, 09/25/39		1,327	1,331,866
Series 2020-R02, Class 2B1, (30-day Avg SOFR + 3.11%), 6.73%, 01/25/40		1,000	1,008,130
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 10.48%, 02/25/40		1,900	1,956,487
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 7.38%, 02/25/40		2,325	2,359,875
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 6.72%, 10/25/41		2,550	2,561,915
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 6.92%, 11/25/41		1,600	1,611,238
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 6.37%, 12/25/41		2,250	2,264,940
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 6.77%, 12/25/41		2,690	2,701,782
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.12%, 01/25/42		1,975	2,008,079
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b) (continued)
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 6.62%, 01/25/42	USD	2,092	$ 2,110,703
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 9.87%, 03/25/42		1,650	1,703,625
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 8.87%, 03/25/42		3,150	3,233,682
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.12%, 04/25/42		1,500	1,535,625
Series 2022-R05, Class 2B2, (30-day Avg SOFR + 7.00%), 10.62%, 04/25/42		2,000	2,080,669
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 6.62%, 04/25/42		1,438	1,455,571
Series 2022-R07, Class 1M2, (30-day Avg SOFR + 4.65%), 8.27%, 06/25/42		500	515,578
Series 2022-R07 1B-1, Class B1, (30-day Avg SOFR + 6.80%), 10.42%, 06/25/42		500	523,595
Series 2022-R09, Class 2M2, (30-day Avg SOFR + 4.75%), 8.37%, 09/25/42		750	780,000
Series 2023-R02, Class 1B1, (30-day Avg SOFR + 5.55%), 9.17%, 01/25/43		520	550,434
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 6.32%, 01/25/44		1,950	2,008,912
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.12%, 02/25/44		1,000	1,024,005
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 5.32%, 07/25/44		1,287	1,289,033
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 5.67%, 09/25/44		1,500	1,511,250
Series 2025-R01, Class 1B1, (30-day Avg SOFR + 1.70%), 5.32%, 01/25/45		469	470,059
Series 2025-R02, Class 1M2, (30-day Avg SOFR + 1.60%), 5.22%, 02/25/45		1,750	1,754,897
Series 2026-R03, Class 2M2, (30-day Avg SOFR + 1.55%), 5.17%, 04/25/46		625	628,444
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		76	26,619
Cross Mortgage Trust(a)
Series 2024-H7, Class A1, 5.59%, 11/25/69(b)		100	100,043
Series 2025-H1, Class M1, 6.48%, 02/25/70(b)		144	144,685
Series 2025-H8, Class A1A, 5.00%, 11/25/70		338	334,081
CSMC, Series 2015-6R, Class 5A2, (1 mo. Term SOFR + 0.29%), 3.13%, 03/27/36(a)(b)		19	15,963
CSMC Trust(a)(b)
Series 2020-NQM6, Class PT, 8.83%, 12/25/67		122	121,203
Series 2020-SPT1, Class PT, 6.49%, 04/25/65		101	98,202
Series 2022-NQM5, Class M1, 5.17%, 05/25/67		1,000	996,436
Deephaven Residential Mortgage Trust(a)(b)
Series 2022-2, Class M1, 4.30%, 03/25/67		100	89,224
Series 2025-INV1, Class A1, 5.09%, 11/25/60		285	282,047
Series 2026-INV1, Class A1, 4.80%, 12/25/70		141	138,960
Easy Street Mortgage Loan Trust, Series-RTL2, Class A1, 5.61%, 10/25/40(a)		100	99,658
EFMT(a)
Series 2022-4, Class B2, 5.84%, 09/25/67(b)		100	99,254
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69		107	107,176
Series 2025-INV1, Class A1, 5.63%, 03/25/70		164	164,083
Series 2025-INV3, Class A1, 5.44%, 07/25/70		347	346,419
Series 2025-NQM5, Class A1, 5.03%, 11/25/70(b)		408	404,714
Series 2026-NQM1, Class A1, 4.77%, 02/25/71(b)		133	131,155
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)		88	87,838
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
First Horizon Alternative Mortgage Securities Trust(b)
Series 2005-AA12, Class 2A1, 4.66%, 02/25/36	USD	7	$ 4,137
Series 2006-AA7, Class A1, 4.42%, 01/25/37		433	330,443
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 7.62%, 11/25/50		2,350	2,549,750
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.02%, 08/25/33		2,255	2,501,701
Series 2021-DNA2, Class B2, (30-day Avg SOFR + 6.00%), 9.62%, 08/25/33		300	375,282
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.12%, 10/25/33		800	893,504
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 6.67%, 01/25/34		2,130	2,252,475
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.12%, 01/25/34		500	609,511
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.02%, 10/25/41		2,100	2,111,103
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.27%, 11/25/41		2,394	2,412,976
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 6.62%, 08/25/33		2,023	2,206,687
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 6.77%, 12/25/33		795	886,425
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 6.97%, 09/25/41		2,110	2,116,604
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 5.72%, 09/25/41		1,500	1,502,340
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 7.37%, 12/25/41		506	510,166
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 5.97%, 12/25/41		1,750	1,758,208
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.02%, 01/25/42		2,500	2,513,275
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 7.37%, 02/25/42		910	923,672
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 7.97%, 04/25/42		1,400	1,433,786
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 8.87%, 05/25/42		2,000	2,067,853
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 10.37%, 06/25/42		2,500	2,627,794
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 9.37%, 09/25/42		1,000	1,053,841
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 10.62%, 03/25/52		1,500	1,602,179
Series 2022-HQA1, Class B1, (30-day Avg SOFR + 7.00%), 10.62%, 03/25/42		1,500	1,553,445
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 8.87%, 03/25/42		2,725	2,795,796
Series 2023-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 7.12%, 05/25/43		590	612,473
Series 2023-HQA3, Class M2, (30-day Avg SOFR + 3.35%), 6.97%, 11/25/43		1,000	1,038,697
Series 2026-HQA1, Class M2, (30-day Avg SOFR + 1.50%), 5.12%, 05/25/46		1,000	999,904
GCAT Trust(a)
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(b)		100	74,766
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(b)		126	117,225
Series 2025-NQM4, Class A1, 5.53%, 06/25/70		177	176,791
GS Mortgage-Backed Securities Trust(a)
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(b)		60	54,246
Series 2025-DSC2, Class A1, 5.04%, 01/25/66		123	121,384
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Trust(a) (continued)
Series 2025-NQM5, Class A1, 5.01%, 07/25/65	USD	159	$ 157,221
Series 2026-DSC1, Class A1, 4.73%, 05/25/66		480	470,215
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1 mo. Term SOFR + 0.46%), 4.19%, 03/25/35(a)(b)		120	112,539
HarborView Mortgage Loan Trust, Series 2005-1, Class 1A, (1 mo. Term SOFR + 0.75%), 4.42%, 03/19/35(b)		22	10,255
Homes Trust(a)
Series 2024-NQM2, Class A1, 5.72%, 10/25/69		62	61,802
Series 2025-NQM1, Class B1, 6.95%, 01/25/70(b)		393	391,748
Series 2025-NQM1, Class M1, 6.52%, 01/25/70(b)		200	200,225
Series 2025-NQM2, Class A1, 5.43%, 02/25/70		162	161,211
Series 2025-NQM5, Class A1, 5.03%, 09/25/70(b)		155	153,596
Impac CMB Trust, Series 2007-A, Class A, (1 mo. Term SOFR + 0.61%), 4.34%, 05/25/37(a)(b)		42	41,654
Impac Secured Assets Trust, Series 2006-3, Class A1, (1 mo. Term SOFR + 0.45%), 4.18%, 11/25/36(b)		17	15,562
IndyMac INDX Mortgage Loan Trust, Series 2006- AR41, Class A3, (1 mo. Term SOFR + 0.47%), 4.20%, 02/25/37(b)		8	8,087
Japan Housing Finance Agency, Series 180, Class 1, 0.50%, 05/10/57	JPY	79,138	350,576
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 2A1, 4.78%, 03/25/36(b)	USD	649	479,008
JP Morgan Mortgage Trust(a)
Series 2024-VIS2, Class B1, 7.68%, 11/25/64(b)		25	25,220
Series 2025-VIS1, Class M1, 6.41%, 08/25/55(b)		150	149,982
Series 2026-NQM1, Class A1LC, 4.93%, 06/25/66		30	29,456
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)		311	198,728
MFA Trust(a)(b)
Series 2022-NQM1, Class M1, 4.28%, 12/25/66		100	88,013
Series 2026-NQM2, Class A1, 5.51%, 05/25/71		244	243,024
Morgan Stanley Resecuritization Trust, Series 2015- R2, Class 1B, (12-mo. MTA + 0.71%), 3.95%, 12/27/46(a)(b)		299	267,192
Morgan Stanley Residential Mortgage Loan Trust(a)(b)
Series 2023-NQM1, Class B1, 7.30%, 09/25/68		536	536,063
Series 2025-DSC2, Class A1, 5.44%, 07/25/70		458	456,469
Series 2025-NQM1, Class A1, 5.74%, 11/25/69		127	127,324
Series 2026-NQM2, Class A1, 4.73%, 01/26/71		492	484,715
New Residential Mortgage Loan Trust(a)
Series 2025-NQM1, Class A1, 5.64%, 01/25/65		403	403,880
Series 2025-NQM1, Class B1, 6.92%, 01/25/65(b)		500	507,371
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(b)		289	291,302
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(b)		116	115,706
Series 2025-NQM5, Class A1, 5.11%, 08/25/65(b)		80	78,559
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		541	422,326
NRZT, Series 2025-NQM6, Class A1, 5.09%, 10/25/65(a)(b)		160	158,283
NYMT Loan Trust, Series 2026-INV1, Class A1, 4.77%, 02/25/61(a)(b)		101	99,598
NYMT Trust, Series 2024-RR1, Class A, 7.38%, 05/25/64(a)		121	120,620
OBX Trust(a)
Series 2025-NQM3, Class A1, 5.65%, 12/01/64		89	88,979
Series 2026-NQM8, Class A1LC, 5.30%, 05/25/66		398	391,392
PRKCM Trust(a)
Series 2022-AFC1, Class A1A, 5.10%, 04/25/57(b)		65	64,204

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
PRKCM Trust(a) (continued)
Series 2023-AFC1, Class A1, 6.60%, 02/25/58	USD	54	$ 53,799
PRPM Trust(a)
Series 2025-NQM1, Class A1, 5.80%, 11/25/69		410	411,222
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(b)		113	113,797
Series 2025-NQM3, Class A1, 5.61%, 05/25/70		338	337,325
Series 2025-NQM5, Class A1A, 5.18%, 10/25/70		137	136,031
RALI Trust(b)
Series 2005-QA6, Class NB21, 4.64%, 05/25/35		917	413,772
Series 2005-QO2, Class A1, (12-mo. MTA + 1.36%), 4.76%, 09/25/45		364	310,398
Series 2007-QH3, Class A1, (1 mo. Term SOFR + 0.43%), 4.16%, 04/25/37		121	119,827
Series 2007-QO2, Class A1, (1 mo. Term SOFR + 0.26%), 3.99%, 02/25/47		374	107,825
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)		60	59,721
Reperforming Loan REMIC Trust(a)(b)
Series 2005-R1, Class 1AF1, (1 mo. Term SOFR + 0.47%), 4.20%, 03/25/35		17	16,404
Series 2005-R1, Class 1AF2, (1 mo. Term SOFR + 0.47%), 4.20%, 03/25/35		103	99,682
Series 2005-R2, Class 1AF1, (1 mo. Term SOFR + 0.45%), 4.18%, 06/25/35		8	7,761
Residential Asset Securitization Trust
Series 2006-A14C, Class 1A2, 6.25%, 12/25/36		340	220,471
Series 2007-A9, Class A1, (1 mo. Term SOFR + 0.66%), 4.39%, 09/25/37(b)		1,094	261,614
RFMSI Trust(b)
Series 2006-SA4, Class 2A1, 5.40%, 11/25/36		4	2,998
Series 2007-SA4, Class 3A1, 5.67%, 10/25/37		222	125,307
Saluda Grade Alternative Mortgage Trust, Series 2024- RTL5, Class A1, 7.76%, 04/25/30(a)		49	48,921
Santander Mortgage Asset Receivable Trust(a)(b)
Series 2025-NQM6, Class A1, 5.14%, 11/25/65		88	87,401
Series 2026-NQM1, Class A1, 4.95%, 11/25/65		175	172,562
Sequoia Mortgage Trust, Series 2017-CH2, Class B3, 4.41%, 12/25/47(a)(b)		109	102,981
SG Residential Mortgage Trust(a)(b)
Series 2019-3, Class B1, 4.08%, 09/25/59		257	241,180
Series 2021-1, Class A1, 1.16%, 07/25/61		273	224,535
Series 2026-1, Class A1, 4.78%, 01/25/66		695	685,721
Series 2026-4, Class A1, 5.51%, 07/01/66		149	148,595
TRK Trust, Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		125	106,498
Verus Securitization Trust(a)
Series 2021-3, Class B1, 3.20%, 06/25/66(b)		214	161,505
Series 2021-8, Class A1, 2.82%, 11/25/66(b)		90	81,349
Series 2023-3, Class B1, 4.03%, 02/25/67(b)		100	82,051
Series 2025-5, Class A1, 5.43%, 06/25/70		215	215,212
Series 2025-6, Class A1, 5.42%, 07/25/70		514	512,531
Series 2026-R1, Class A1, 4.83%, 10/25/67(b)		196	192,725
Series 2026-R1, Class A1LC, 4.94%, 10/25/67		321	313,833
Visio Trust, Series 2022-1, Class B1, 5.74%, 08/25/57(a)(b)		100	99,645
Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A2, (1 mo. Term SOFR + 0.41%), 1.45%, 08/25/36(b)		947	296,524
WaMu Mortgage Pass-Through Certificates Trust(b)
Series 2006-AR8, Class 1A4, 4.35%, 08/25/46		54	50,336
Series 2007-HY3, Class 4A1, 4.68%, 03/25/37		9	8,234
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
WaMu Mortgage Pass-Through Certificates Trust(b) (continued)
Series 2007-HY4, Class 1A1, 3.46%, 04/25/37	USD	323	$ 286,851
Series 2007-OA5, Class 1A, (12-mo. MTA + 0.75%), 4.15%, 06/25/47		76	65,185
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35		137	111,621
Series 2005-AR1, Class A1A, (1 mo. Term SOFR + 0.63%), 4.36%, 12/25/35(b)		144	126,663
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		314	120,304
Series 2006-8, Class A4, 4.04%, 10/25/36		79	26,741
Series 2007-5, Class A6, 6.00%, 06/25/37		137	124,854
Series 2007-OA2, Class 2A, (12-mo. MTA + 0.70%), 4.10%, 01/25/47(b)		181	158,059
Series 2007-OA3, Class 5A, (12-mo. MTA + 1.25%), 4.65%, 04/25/47(b)		79	69,947
Series 2007-OC2, Class A3, (1 mo. Term SOFR + 0.73%), 4.46%, 06/25/37(b)		12	11,128
			112,332,839
Commercial Mortgage-Backed Securities — 3.2%
1301 Trust(a)(b)
Series 2025-1301, Class A, 5.06%, 08/11/42		55	54,540
Series 2025-1301, Class E, 7.24%, 08/11/42		35	34,835
Series 2025-1301, Class F, 8.10%, 08/11/42		444	456,558
1345T(a)(b)
Series 2025-AOA, Class A, (1 mo. Term SOFR + 1.60%), 5.28%, 06/15/42		116	115,607
Series 2025-AOA, Class E, (1 mo. Term SOFR + 4.50%), 8.18%, 06/15/42		116	116,795
425 Trust(a)(b)
Series 2026-LEX, Class A, (1 mo. Term SOFR + 1.67%), 5.35%, 07/15/43		200	199,911
Series 2026-LEX, Class E, (1 mo. Term SOFR + 4.60%), 8.28%, 07/15/43		400	399,831
A10 Issuer LLC, Series 2025-FL6, Class A, (1 mo. Term SOFR + 1.47%), 5.14%, 05/15/42(a)(b)		140	139,942
ACRES LLC, Series 2025-FL3, Class A, (1 mo. Term SOFR + 1.62%), 5.29%, 08/18/40(a)(b)		509	509,444
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class A, (1 mo. Term SOFR + 1.35%), 5.02%, 01/20/43(a)(b)		165	165,063
AREIT Ltd., Series 2025-CRE10, Class A, (1 mo. Term SOFR + 1.39%), 5.07%, 12/17/29(a)(b)		795	795,623
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.69%), 5.37%, 07/15/41(a)(b)		370	370,694
Atrium Hotel Portfolio Trust(a)(b)
Series 2024-ATRM, Class A, 5.41%, 11/10/29		160	159,721
Series 2024-ATRM, Class E, 9.21%, 11/10/29		32	32,731
Series 2025-ATRM, Class A, (1 mo. Term SOFR + 1.65%), 5.33%, 08/15/42		68	68,005
Series 2025-ATRM, Class F, (1 mo. Term SOFR + 5.50%), 9.18%, 08/15/42		146	146,542
Series 2025-ATRM, Class G, (1 mo. Term SOFR + 6.75%), 10.43%, 08/15/42		31	31,061
BAHA Trust(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41		560	567,776
Series 2024-MAR, Class B, 6.84%, 12/10/41		20	20,546
Series 2024-MAR, Class C, 7.52%, 12/10/41		789	808,087
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BAMLL Commercial Mortgage Securities Trust, Series 2026-HRHB, Class A, 5.19%, 05/05/40(a)(b)	USD	265	$ 261,080
BAMLL Trust(a)(b)
Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.03%, 08/15/39		120	120,369
Series 2025-ASHF, Class A, (1 mo. Term SOFR + 1.85%), 5.53%, 02/15/42		642	642,852
Series 2025-ASHF, Class E, (1 mo. Term SOFR + 5.25%), 8.93%, 02/15/42		131	131,060
Bank
Series 2019-BN19, Class A3, 3.18%, 08/15/61		250	235,139
Series 2019-BN20, Class A3, 3.01%, 09/15/62		250	234,612
Series 2021-BN35, Class C, 2.90%, 06/15/64(b)		46	38,276
Series 2021-BN37, Class A4, 2.37%, 11/15/64		350	307,625
Series 2022-BNK41, Class A4, 3.79%, 04/15/65(b)		150	139,485
BBCMS Mortgage Trust
Series 2023-C22, Class A5, 6.80%, 11/15/56(b)		530	566,650
Series 2025-C35, Class D, 4.50%, 07/15/58(a)		37	28,178
BDS LLC, Series 2024-FL13, Class A, (1 mo. Term SOFR + 1.58%), 5.25%, 09/19/39(a)(b)		91	91,240
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53		45	39,470
BFLD Commercial Mortgage Trust(a)(b)
Series 2024-UNIV, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 11/15/41		70	70,131
Series 2024-UNIV, Class E, (1 mo. Term SOFR + 3.64%), 7.32%, 11/15/41		47	47,118
Series 2025-5MW, Class A, 4.67%, 10/10/42		100	98,073
Series 2025-660F, Class A, (1 mo. Term SOFR + 1.50%), 5.18%, 11/15/42		237	237,296
BFLD Trust, Series 2025-EWEST, Class A, (1 mo. Term SOFR + 1.55%), 5.23%, 06/15/42(a)(b)		245	245,000
BHMS Commercial Mortgage Trust, Series 2025- ATLS, Class A, (1 mo. Term SOFR + 1.85%), 5.53%, 08/15/42(a)(b)		193	193,244
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1 mo. Term SOFR + 1.34%), 5.02%, 03/15/41(a)(b)		294	294,120
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.74%, 06/15/56(b)		334	12,556
BMP Commercial Mortgage Trust(a)(b)
Series 2024-MF23, Class D, (1 mo. Term SOFR + 2.39%), 6.07%, 06/15/41		220	220,926
Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.07%, 06/15/41		39	39,045
BOS Trust, Series 2026-LYRK, Class A, 5.05%, 05/11/41(a)(b)		45	44,216
BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 4.95%, 11/05/42(a)(b)		105	103,302
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		10	10,000
BRES Commercial Mortgage Trust, Series 2025- ATCAP, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 11/15/42(a)(b)		133	132,736
Bridge Commercial Mortgage Trust, Series 2026-MF, Class A, (1 mo. Term SOFR + 1.25%), 4.93%, 06/15/39(a)(b)		200	200,250
BWAY Trust, Series 2025-1535, Class A, 6.31%, 05/05/42(a)(b)		23	23,045
BX, Series 2024-PALM, Class A, (1 mo. Term SOFR + 1.54%), 5.22%, 06/15/37(a)(b)		477	476,745
BX Commercial Mortgage Trust(a)(b)
Series 2021-VIV5, Class A, 2.84%, 03/09/44		240	221,017
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust(a)(b) (continued)
Series 2024-AIR2, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 10/15/41	USD	144	$ 144,282
Series 2024-AIRC, Class A, (1 mo. Term SOFR + 1.69%), 5.37%, 08/15/41		250	251,188
Series 2024-BRBK, Class A, (1 mo. Term SOFR + 2.88%), 6.58%, 10/15/41		187	187,351
Series 2024-BRBK, Class B, (1 mo. Term SOFR + 3.93%), 7.63%, 10/15/41		23	23,000
Series 2024-GPA3, Class B, (1 mo. Term SOFR + 1.64%), 5.32%, 12/15/39		76	76,066
Series 2024-MDHS, Class A, (1 mo. Term SOFR + 1.64%), 5.32%, 05/15/41		181	181,629
Series 2024-MF, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 02/15/39		253	253,557
Series 2024-MF, Class E, (1 mo. Term SOFR + 3.74%), 7.41%, 02/15/39		89	88,191
Series 2024-PURE, Class A, (1-day CORRA + 1.90%), 4.21%, 11/15/41	CAD	26	18,476
Series 2024-XL4, Class D, (1 mo. Term SOFR + 3.14%), 6.82%, 02/15/39	USD	126	126,459
Series 2024-XL4, Class E, (1 mo. Term SOFR + 4.19%), 7.86%, 02/15/39		81	81,283
Series 2025-BCAT, Class A, (1 mo. Term SOFR + 1.38%), 5.06%, 08/15/42		71	70,918
Series 2025-BCAT, Class E, (1 mo. Term SOFR + 3.50%), 7.18%, 08/15/42		70	70,263
Series 2025-JDI, Class A, (1 mo. Term SOFR + 1.40%), 5.08%, 11/15/42		215	215,450
Series 2025-JDI, Class E, (1 mo. Term SOFR + 3.40%), 7.08%, 11/15/42		87	87,146
Series 2025-SPOT, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 04/15/40		90	89,938
Series 2026-AHP, Class A, (1 mo. Term SOFR + 1.25%), 4.93%, 06/15/43		100	99,906
Series 2026-VLT9, Class A, (1 mo. Term SOFR + 1.70%), 5.38%, 03/15/45		144	143,640
Series 2026-XL6, Class E, (1 mo. Term SOFR + 3.00%), 6.68%, 03/15/43		113	113,804
BX Trust(a)(b)
Series 2021-LBA, Class AV, (1 mo. Term SOFR + 1.16%), 4.84%, 02/15/36		12	12,088
Series 2022-IND, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 04/15/37		32	31,837
Series 2024-CNYN, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 04/15/41		71	71,469
Series 2024-CNYN, Class D, (1 mo. Term SOFR + 2.69%), 6.37%, 04/15/41		70	70,262
Series 2024-CNYN, Class E, (1 mo. Term SOFR + 3.69%), 7.37%, 04/15/41		70	70,684
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 06/15/41		368	367,988
Series 2024-VLT4, Class E, (1 mo. Term SOFR + 2.89%), 6.57%, 06/15/41		58	57,018
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 7.61%, 06/15/41		144	142,516
Series 2025-LIFE, Class A, 5.88%, 06/13/47		100	97,706
Series 2025-LUNR, Class A, (1 mo. Term SOFR + 1.50%), 5.18%, 06/15/40		22	21,832
Series 2025-OMG, Class A, (1 mo. Term SOFR + 1.35%), 5.03%, 10/15/42		84	84,053
Series 2025-ROIC, Class E, (1 mo. Term SOFR + 2.94%), 6.62%, 03/15/30		254	253,520

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(a)(b) (continued)
Series 2025-TAIL, Class A, (1 mo. Term SOFR + 1.40%), 5.08%, 06/15/35	USD	100	$ 100,187
Series 2025-TAIL, Class E, (1 mo. Term SOFR + 3.30%), 6.98%, 06/15/35		124	123,415
Series 2025-VLT6, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 03/15/42		136	135,746
Series 2025-VOLT, Class A, (1 mo. Term SOFR + 1.70%), 5.38%, 12/15/44		259	258,352
Series 2026-ORBT, Class A, (1 mo. Term SOFR + 1.40%), 5.08%, 07/15/43		101	101,190
Series 2026-PNDA, Class A, (1 mo. Term SOFR + 1.30%), 4.98%, 05/15/43		355	355,666
BXMT Ltd, Series 2025-FL5, Class A, (1 mo. Term SOFR + 1.64%), 5.31%, 10/18/42(a)(b)		164	164,311
Cali, Series 2024-SUN, Class A, (1 mo. Term SOFR + 1.89%), 5.56%, 07/15/41(a)(b)		140	140,003
CENT, Series 2025-CITY, Class A, 4.92%, 07/10/40(a)(b)		720	713,234
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		330	311,041
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		195	187,070
CHI Commercial Mortgage Trust(a)(b)
Series 2025-110W, Class A, 5.10%, 12/13/40		128	125,924
Series 2025-110W, Class D, 6.63%, 12/13/40		100	98,755
CIP Commercial Mortgage Trust(a)(b)
Series 2025-SBAY, Class A, (1 mo. Term SOFR + 1.40%), 5.08%, 10/15/37		313	313,782
Series 2025-SBAY, Class E, (1 mo. Term SOFR + 3.75%), 7.43%, 10/15/37		237	237,470
Commercial Mortgage Trust
Series 2022-PF2, Class A5, 5.29%, 11/15/55(b)		300	297,832
Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 5.52%, 06/15/41(a)(b)		170	169,875
Series 2024-WCL1, Class B, (1 mo. Term SOFR + 2.59%), 6.27%, 06/15/41(a)(b)		50	49,963
Series 2025-167G, Class A, 5.50%, 08/10/40(a)		254	250,829
Series 2025-167G, Class E, 8.20%, 08/10/40(a)(b)		40	39,303
Series 2025-167G, Class F, 9.16%, 08/10/40(a)(b)		34	33,418
Series 2025-SBX, Class B, 5.55%, 08/10/41(a)(b)		48	47,408
CONE Trust(a)(b)
Series 2024-DFW1, Class A, (1 mo. Term SOFR + 1.64%), 5.32%, 08/15/41		270	268,734
Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 7.56%, 08/15/41		200	199,999
CSMC, Series 2022-LION, Class A, (1 mo. Term SOFR + 3.44%), 7.12%, 02/15/27(a)(b)(h)		100	99,807
CSTL Commercial Mortgage Trust(a)(b)
Series 2024-GATE, Class A, 4.76%, 11/10/41		170	167,986
Series 2025-GATE2, Class D, 5.63%, 11/10/42		100	98,704
Series 2026-GATE3, Class E, 6.34%, 02/10/43		100	98,398
CVLR Trust, Series 2026-R3LX, Class A, (1 mo. Term SOFR + 1.55%), 5.23%, 06/15/43(a)(b)		106	105,472
DBC Mortgage Trust(a)(b)
Series 2025-DBC, Class A, (1 mo. Term SOFR + 1.35%), 5.03%, 11/15/42		237	237,296
Series 2025-DBC, Class C, (1 mo. Term SOFR + 2.05%), 5.73%, 11/15/42		118	118,332
DBGS, Series 2024-SBL, Class A, (1 mo. Term SOFR + 1.88%), 5.56%, 08/15/34(a)(b)		200	199,670
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)		100	100,396
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DC Trust, Series 2024-HLTN, Class A, 5.73%, 04/13/40(a)(b)	USD	10	$ 9,982
DK Trust(a)(b)
Series 2024-SPBX, Class A, (1 mo. Term SOFR + 1.50%), 5.18%, 03/15/34		72	72,045
Series 2024-SPBX, Class E, (1 mo. Term SOFR + 4.00%), 7.68%, 03/15/34		204	204,409
Series 2025-LXP, Class A, (1 mo. Term SOFR + 1.59%), 5.30%, 08/15/37		41	41,115
Series 2025-LXP, Class D, (1 mo. Term SOFR + 2.89%), 6.60%, 08/15/37		18	18,073
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.79%, 08/10/42(a)(b)		100	102,094
ELM Trust(a)(b)
Series 2024-ELM, Class A10, 5.80%, 06/10/39		75	74,986
Series 2024-ELM, Class A15, 5.80%, 06/10/39		75	74,939
Series 2024-ELM, Class E10, 7.79%, 06/10/39		95	95,026
Series 2024-ELM, Class XP10, 0.24%, 06/10/39		1,000	13
Series 2024-ELM, Class XP15, 1.61%, 06/10/39		1,005	88
EQT Trust(a)
Series 2024-EXTR, Class A, 5.33%, 07/05/41		346	347,776
Series 2026-IND1, Class A, (1 mo. Term SOFR + 1.20%), 4.85%, 07/15/41(b)		115	115,072
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.10%, 10/10/41(a)(b)		17	16,960
Fontainebleau Miami Beach Mortgage Trust(a)(b)
Series 2024-FBLU, Class A, (1 mo. Term SOFR + 1.45%), 5.13%, 12/15/39		700	700,875
Series 2024-FBLU, Class G, (1 mo. Term SOFR + 5.65%), 9.33%, 12/15/39		100	101,141
FS, Series 2026-ORL, Class A, (1 mo. Term SOFR + 1.35%), 5.03%, 02/15/41(a)(b)		250	250,234
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, (1 mo. Term SOFR + 1.40%), 5.05%, 07/15/41(a)(b)		100	100,094
FS ORL, Series 2026-ORL, Class E, (1 mo. Term SOFR + 3.25%), 6.93%, 02/15/41(a)(b)		100	100,184
FS Rialto Issuer LLC(a)(b)
Series 2024-FL9, Class A, (1 mo. Term SOFR + 1.63%), 5.30%, 10/19/39		100	100,157
Series 2025-FL10, Class A, (1 mo. Term SOFR + 1.39%), 5.05%, 08/19/42		780	780,765
FS Trust, Series 2026-HULA, Class A, (1 mo. Term SOFR + 1.45%), 5.13%, 03/15/41(a)(b)		129	129,242
GGP, Series 2026-TY, Class A, 4.67%, 03/05/43(a)(b)		42	41,076
GS Mortgage Securities Corp. Trust(a)(b)
Series 2024-RVR, Class E, 7.47%, 08/10/41		37	36,247
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.32%, 11/25/41		210	209,273
GS Mortgage Securities Trust
Series 2017-GS8, Class A4, 3.47%, 11/10/50		300	295,347
Series 2019-GSA1, Class AS, 3.34%, 11/10/52		190	177,169
GSAT Trust, Series 2025-BMF, Class A, (1 mo. Term SOFR + 1.50%), 5.18%, 07/15/40(a)(b)		100	99,951
GWT, Series 2024-WLF2, Class A, (1 mo. Term SOFR + 1.69%), 5.37%, 05/15/41(a)(b)		142	142,266
Harvest Commercial Capital Loan Trust, Series 2024-1, Class A, 6.16%, 10/25/56		453	457,566
HIH Trust(a)(b)
Series 2024-2061P, Class A, (1 mo. Term SOFR + 1.84%), 5.52%, 10/15/41		58	57,605
Series 2024-2061P, Class D, (1 mo. Term SOFR + 3.64%), 7.32%, 10/15/41		25	24,780
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1 mo. Term SOFR + 1.54%), 5.22%, 05/15/37	USD	100	$ 100,031
Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 6.87%, 05/15/37		100	100,031
HONO LULU Mortgage Trust, Series 2021-LULU, Class A, (1 mo. Term SOFR + 1.26%), 4.94%, 10/15/36(a)(b)		100	99,169
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		100	100,780
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.29%, 07/13/42(a)(b)		252	251,453
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 4.88%, 11/05/37(a)(b)		100	98,785
INV Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.74%), 5.42%, 11/15/41(a)(b)		100	99,062
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2024-IGLG, Class A, 5.17%, 11/09/39		160	159,822
Series 2024-IGLG, Class D, 6.48%, 11/09/39		41	40,749
Series 2024-IGLG, Class E, 7.25%, 11/09/39		137	136,069
Series 2024-IGLG, Class F, 8.22%, 11/09/39		118	117,092
Series 2025-BHR5, Class A, (1 mo. Term SOFR + 1.69%), 5.37%, 03/15/40		63	63,020
Series 2026-FUN, Class A, (1 mo. Term SOFR + 1.65%), 5.33%, 06/15/39		100	100,125
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3, 3.12%, 06/13/52		36	34,200
JW Trust, Series 2024-BERY, Class A, (1 mo. Term SOFR + 1.59%), 5.27%, 11/15/39(a)(b)		600	600,750
KELR Trust, Series 2026-MF, Class A, 08/15/43(a)(b)(d)		56	56,018
KSL Commercial Mortgage Trust(a)
Class A, 5.52%, 06/15/42		262	262,488
Class E, 7.76%, 06/05/42		63	63,189
Lagarino European Loan Conduit(b)(c)
Series 40X, Class B, (3-mo. EURIBOR + 2.15%), 4.54%, 06/22/37	EUR	90	103,686
Series 40X, Class C, (3-mo. EURIBOR + 2.65%), 5.04%, 06/22/37		90	103,639
Series 40X, Class D, (3-mo. EURIBOR + 3.55%), 5.94%, 06/22/37		91	104,135
LBA Trust(a)(b)
Series 2024-7IND, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 10/15/41	USD	43	42,651
Series 2024-7IND, Class D, (1 mo. Term SOFR + 2.64%), 6.32%, 10/15/41		12	12,122
LEX Trust(a)(b)
Series 2026-450, Class A, (1 mo. Term SOFR + 1.35%), 5.03%, 03/15/43		78	78,098
Series 2026-450, Class E, (1 mo. Term SOFR + 3.70%), 7.38%, 03/15/43		325	322,020
LoanCore(a)(b)
Series 2025-CRE8, Class A, (1 mo. Term SOFR + 1.39%), 5.06%, 08/17/42		427	427,389
Series 2025-CRE9, Class A, (1 mo. Term SOFR + 1.45%), 5.12%, 08/18/42		135	135,274
LQR Trust, Series 2025-CALI, Class A, (1 mo. Term SOFR + 1.60%), 5.28%, 01/15/43(a)(b)		385	384,519
MAC Trust, Series 2025-801B, Class A, (1 mo. Term SOFR + 1.70%), 5.38%, 10/15/40(a)(b)		100	99,842
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Manhattan West Mortgage Trust, Series 2026-2MW, Class A, 5.32%, 06/10/48(a)(b)	USD	250	$ 246,751
MCR Mortgage Trust(a)
Series 2024-HF1, Class A, (1 mo. Term SOFR + 1.79%), 5.47%, 12/15/41(b)		90	90,353
Series 2024-HTL, Class C, (1 mo. Term SOFR + 3.11%), 6.78%, 02/15/37(b)		81	80,509
Series 2024-TWA, Class A, 5.92%, 06/12/39		70	70,146
Series 2024-TWA, Class E, 8.73%, 06/12/39		37	36,967
Series 2024-TWA, Class XA, 0.92%, 06/12/39		332	1,002
MF1 LLC, Series 2026-FL21, Class A, (1 mo. Term SOFR + 1.35%), 5.02%, 02/18/41(a)(b)		106	106,081
MIC Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)		31	32,501
MLTI Trust(a)(b)
Series 2026-MLTI, Class A10, (1 mo. Term SOFR + 1.40%), 5.08%, 06/15/39		100	100,243
Series 2026-SF75, Class A, (1 mo. Term SOFR + 1.40%), 5.08%, 03/15/36		108	108,067
Series 2026-SF75, Class E, (1 mo. Term SOFR + 3.25%), 6.93%, 03/15/36		101	100,605
Morgan Stanley Capital I Trust(a)
Series 2019-H6, Class D, 3.00%, 06/15/52		10	8,313
Series 2021-230P, Class B, (1 mo. Term SOFR + 1.56%), 5.24%, 12/15/38(b)		10	9,186
Series 2024-NSTB, Class A, 3.90%, 09/24/57(b)		56	55,036
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.92%, 12/15/56(b)		1,084	54,997
National Commercial Mortgage Trust, Series 2026- IND, Class A, (1 mo. Term SOFR + 1.35%), 5.03%, 06/15/43(a)(b)		341	341,426
NCMF Trust(a)(b)
Series 2025-MFS, Class A, 4.88%, 06/10/33		140	138,564
Series 2025-MFS, Class E, 7.53%, 06/10/33		393	392,152
Series 2025-MFS, Class F, 8.44%, 06/10/33		282	281,568
NRTH Commercial Mortgage Trust, Series 2025- PARK, Class A, (1 mo. Term SOFR + 1.39%), 5.07%, 10/15/40(a)(b)		100	100,250
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.93%, 02/10/47(a)(b)		271	273,223
NYC Commercial Mortgage Trust(a)(b)
Series 2025-11X, Class A, (1 mo. Term SOFR + 1.74%), 5.42%, 10/15/40		172	172,537
Series 2025-28L, Class A, 4.67%, 11/05/38		139	137,531
Series 2025-300P, Class E, 7.39%, 07/13/42		112	112,100
NYCT Trust, Series 2024-3ELV, Class A, (1 mo. Term SOFR + 1.99%), 5.67%, 08/15/29(a)(b)		172	172,342
One New York Plaza Trust, Series 2020-1NYP, Class A, (1 mo. Term SOFR + 1.06%), 4.74%, 01/15/36(a)(b)		106	102,678
ORL Trust, Series 2024-GLKS, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 12/15/39(a)(b)		100	100,125
Park Avenue Mortgage Trust(a)(b)
Series 2017-280P, Class B, (1 mo. Term SOFR + 1.38%), 5.05%, 09/15/34		283	282,292
Series 2017-280P, Class E, (1 mo. Term SOFR + 2.42%), 6.09%, 09/15/34		138	137,679
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.34%, 08/10/42(a)		31	31,068
PFP Ltd., Series 2026-14, Class A, (1 mo. Term SOFR + 1.32%), 4.99%, 12/18/43(a)(b)		100	100,084

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
PGA Trust, Series 2024-RSR2, Class A, (1 mo. Term SOFR + 1.89%), 5.57%, 06/15/39(a)(b)	USD	38	$ 37,988
PLYM Commercial Mortgage Trust, Series 2026-IND, Class D, (1 mo. Term SOFR + 2.15%), 5.83%, 03/15/43(a)(b)		100	100,313
PRM5 Trust, Series 2025-PRM5, Class D, 5.62%, 03/10/33(a)(b)		489	483,542
Sage AR Funding, Series 2026-1X, Class C, (1-day SONIA GBP 1.75%), 5.51%, 05/18/38(b)(c)	GBP	168	221,802
SCG Commercial Mortgage Trust(a)(b)
Series 2025-DLFN, Class E, (1 mo. Term SOFR + 2.95%), 6.63%, 03/15/35	USD	109	109,341
Series 2025-FLWR, Class A, (1 mo. Term SOFR + 1.25%), 4.93%, 08/15/42		44	44,000
SCG Mortgage Trust, Series 2026-PALM, Class A, (1 mo. Term SOFR + 1.27%), 4.90%, 07/15/43(a)(b)		455	455,427
SDAL Trust, Series 2025-DAL, Class A, (1 mo. Term SOFR + 2.44%), 6.12%, 04/15/42(a)(b)		100	100,019
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		26	19,485
SHR Trust, Series 2024-LXRY, Class A, (1 mo. Term SOFR + 1.95%), 5.63%, 10/15/41(a)(b)		191	191,298
Taurus, Series 2025-UK2X, Class D, (1-day SONIA GBP 3.20%), 6.94%, 02/18/35(b)(c)	GBP	165	222,580
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)	USD	376	384,810
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(b)		580	564,990
UK Logistics, Series 2025-1X, Class D, (1-day SONIA GBP 4.00%), 7.74%, 05/17/35(b)(c)	GBP	129	174,569
UNIV Trust, Series 2025-APTS, Class A, (1 mo. Term SOFR + 1.65%), 5.33%, 11/15/42(a)(b)	USD	124	123,559
VCC Trust, Series 2025-MC1, Class A1, 8.16%, 05/25/55(a)		65	64,307
VEGAS(a)(b)
Series 2024-GCS, Class C, 6.22%, 07/10/36		140	140,535
Series 2024-GCS, Class D, 6.22%, 07/10/36		140	138,528
Velocity Commercial Capital Loan Trust(a)
Series 2020-1, Class AFX, 2.61%, 02/25/50(b)		399	376,297
Series 2022-3, Class A, 5.22%, 06/25/52(b)		124	121,312
Series 2023-2, Class M1, 7.03%, 05/25/53(b)		61	60,883
Series 2024-1, Class A, 6.55%, 01/25/54(b)		66	66,638
Series 2024-5, Class A, 5.49%, 10/25/54		63	62,888
Series 2025-1, Class M2, 6.98%, 02/25/55(b)		1,244	1,247,423
Series 2025-1, Class M3, 7.33%, 02/25/55(b)		94	94,061
Series 2025-3, Class A, 5.87%, 06/25/55(b)		479	477,617
Series 2025-3, Class M3, 7.38%, 06/25/55(b)		99	99,269
VMC Finance, Series 2026-FL6, Class A, (1 mo. Term SOFR + 1.60%), 5.27%, 11/19/43(a)(b)		104	104,111
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class A4, 3.58%, 10/15/50		200	197,293
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		10	8,166
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(b)		154	153,962
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		176	175,978
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		112	109,924
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		50	49,011
Series 2024-BPRC, Class X, 0.09%, 07/15/43(a)(b)		1,390	10,417
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)	USD	56	$ 55,605
WHARF Commercial Mortgage Trust, Series 2025- DC, Class E, 7.72%, 07/15/40(a)(b)		115	115,146
			40,663,484
Interest Only Collateralized Mortgage Obligations(b) — 0.0%
JP Morgan Resecuritization Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(a)		1,342	214,304
Residential Asset Securitization Trust, Series 2007- A9, Class A2, (1 mo. Term SOFR + 6.34%), 2.61%, 09/25/37		1,094	119,411
			333,715
Total Non-Agency Mortgage-Backed Securities — 12.1% (Cost: $154,802,538)			153,330,038
Preferred Securities
Capital Trusts — 0.6%(b)
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54		49	49,693
Banks(l) — 0.1%
Axis Bank Ltd., 6.88%(c)		200	200,378
Goldman Sachs Group, Inc., Series AA, 6.50%		67	66,497
Standard Chartered PLC(c)
7.00%		200	198,350
7.63%(f)		200	207,772
			672,997
Capital Markets — 0.0%
HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56		91	91,696
Chemicals — 0.0%
FMC Corp., 8.45%, 11/01/55		25	18,804
Diversified Telecommunication Services — 0.1%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55		46	46,383
7.00%, 09/15/55		50	50,398
British Telecommunications Ltd., 8.38%, 12/20/83(c)	GBP	300	425,355
TELUS Corp., 7.00%, 10/15/55	USD	32	32,256
			554,392
Electric Utilities — 0.3%
AES Corp.
7.60%, 01/15/55		45	45,750
6.95%, 07/15/55		22	21,605
CenterPoint Energy, Inc., 6.70%, 05/15/55		290	294,855
Edison International
8.13%, 06/15/53		50	51,155
7.88%, 06/15/54		50	51,598
EDP SA, Series NC5, 1.50%, 03/14/82(c)	EUR	200	228,263
Electricite de France SA, 9.13%(a)(l)	USD	56	64,844
Engie SA, 6.48%(l)	AUD	310	218,162
Entergy Corp., 7.13%, 12/01/54	USD	204	209,108
Nevada Power Co., 6.25%, 05/15/55		261	259,987
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/54		55	56,462
6.38%, 08/15/55		129	129,503
4.00%, 05/15/56	EUR	400	447,730
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
PG&E Corp.
7.38%, 03/15/55	USD	62	$ 62,956
6.85%, 09/15/56		425	420,566
Sempra
6.88%, 10/01/54(f)		98	99,490
6.38%, 04/01/56		95	95,295
Southern Co.
6.00%, 04/01/58		124	122,746
Series 2025, 6.38%, 03/15/55		25	25,312
			2,905,387
Financial Services — 0.0%
Ally Financial, Inc., Series D, 7.10%(l)		61	61,347
Gas Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(a)		66	68,271
Health Care Providers & Services — 0.0%
Humana, Inc., 6.63%, 09/15/56		204	200,730
Insurance — 0.0%
American National Group, Inc., 7.00%, 12/01/55(f)		40	38,481
RLGH Finance Bermuda Ltd., 6.88%(c)(l)		200	199,031
			237,512
Internet Software & Services — 0.0%
Rakuten Group, Inc., 4.25%(c)(l)	EUR	200	227,718
Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc., 7.38%, 03/15/55(f)	USD	829	865,601
Energy Transfer LP
8.00%, 05/15/54		29	30,434
7.13%, 10/01/54		46	46,974
6.50%, 02/15/56		43	43,005
6.75%, 02/15/56		33	33,102
Thaioil Treasury Center Co. Ltd., 6.10%(c)(l)		200	195,750
TotalEnergies SE, 2.00%(c)(l)	EUR	300	342,601
			1,557,467
Pharmaceuticals — 0.0%
CVS Health Corp.
6.75%, 12/10/54	USD	92	94,791
7.00%, 03/10/55		75	77,223
			172,014
			6,818,028

Shares
Preferred Stocks — 0.0%(k)
Aerospace & Defense — 0.0%
Boeing Co., 6.00%, 10/15/27	750	50,108
Security	Shares	Value
Interactive Media & Services — 0.0%
Alphabet, Inc.
Series A, 6.25%, 05/15/29	700	$ 35,112
Series B, 6.25%, 05/15/29	700	35,140
		70,252
		120,360
Total Preferred Securities — 0.6% (Cost: $6,999,503)		6,938,388

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(b) — 0.6%
Fannie Mae REMICS
Series 2023-35, Class FC, (30-day Avg SOFR + 1.10%), 4.72%, 08/25/53	USD	189	190,551
Series 2023-68, Class FB, (30-day Avg SOFR + 1.05%), 4.67%, 01/25/54		184	185,363
Series 2024-63, Class FH, (30-day Avg SOFR + 1.10%), 4.72%, 09/25/54		128	129,165
Series 2024-88, Class FC, (30-day Avg SOFR + 1.40%), 5.02%, 12/25/54		106	106,879
Series 2024-96, Class FA, (30-day Avg SOFR + 1.40%), 5.02%, 12/25/54		170	171,867
Series 2025-1, Class FX, (30-day Avg SOFR + 1.35%), 4.97%, 02/25/55		107	108,314
Series 2025-13, Class FB, (30-day Avg SOFR + 1.30%), 4.92%, 03/25/55		132	132,774
Series 2025-2, Class FG, (30-day Avg SOFR + 1.45%), 5.07%, 02/25/55		289	290,176
Series 2025-35, Class FJ, (30-day Avg SOFR + 1.60%), 5.22%, 05/25/55		351	358,061
Series 2025-63, Class DF, (30-day Avg SOFR + 1.40%), 5.02%, 08/25/55		98	98,988
Series 2025-9, Class FG, (30-day Avg SOFR + 1.35%), 4.97%, 03/25/55		71	71,886
Freddie Mac REMICS
Series 5468, Class WF, (30-day Avg SOFR + 1.10%), 4.72%, 11/25/54		145	145,950
Series 5471, Class FM, (30-day Avg SOFR + 1.40%), 5.02%, 11/25/54		976	988,088
Series 5478, Class FD, (30-day Avg SOFR + 1.40%), 5.02%, 02/25/54		83	83,611
Series 5482, Class FB, (30-day Avg SOFR + 1.50%), 5.12%, 12/25/54		168	170,724
Series 5500, Class DF, (30-day Avg SOFR + 1.35%), 4.97%, 10/25/54		113	114,608
Series 5502, Class EF, (30-day Avg SOFR + 1.40%), 5.02%, 02/25/55		90	90,801
Series 5508, Class FE, (30-day Avg SOFR + 1.60%), 5.22%, 02/25/55		120	122,105
Series 5513, Class FD, (30-day Avg SOFR + 1.35%), 4.97%, 01/25/55		968	978,862
Series 5516, Class FC, (30-day Avg SOFR + 1.40%), 5.02%, 03/25/55		2,216	2,244,279

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 5543, Class FH, (30-day Avg SOFR + 1.50%), 5.12%, 06/25/55	USD	127	$ 129,415
Series 5563, Class FA, (30-day Avg SOFR + 1.35%), 4.97%, 08/25/55		247	249,956
Series 5574, Class FB, (30-day Avg SOFR + 1.35%), 4.97%, 09/25/55		116	117,325
Ginnie Mae, Series 2025-9, Class FE, (30-day Avg SOFR + 1.25%), 4.87%, 01/20/55		111	112,268
			7,392,016
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae-Aces, Series 2021-M4, Class A2, 1.46%, 02/25/31(b)		150	131,092
Freddie Mac Multiclass Certificates, Series 2024- P015, Class A1, 4.44%, 11/25/32(b)		4	3,854
Ginnie Mae
Series 2023-119, Class AD, 2.25%, 04/16/65		37	29,075
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		23	19,712
Series 2025-126B, Class AD, 5.00%, 05/16/65		50	48,592
Series 2025-129, Class AB, 4.75%, 09/16/54		36	35,773
Series 2025-88, Class AT, 5.00%, 06/16/58		109	108,330
			376,428
Mortgage-Backed Securities — 37.8%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		123	125,388
Freddie Mac Mortgage-Backed Securities
2.50%, 10/01/31		102	97,569
3.50%, 04/01/48		53	48,037
Ginnie Mae Mortgage-Backed Securities(q)
4.00%, 11/20/40 - 08/20/56		3,302	3,001,675
3.50%, 09/20/46 - 08/20/56		7,630	6,744,314
4.50%, 02/20/49 - 08/20/56		7,194	6,752,618
3.00%, 06/20/50 - 08/20/56		9,019	7,825,937
2.00%, 01/20/51 - 08/20/56		12,878	10,322,904
2.50%, 10/20/51 - 08/20/56		12,247	10,227,286
5.00%, 11/20/52 - 08/20/56		11,926	11,549,471
5.50%, 02/20/53 - 08/20/56		10,046	9,979,584
6.50%, 10/20/53 - 08/15/54		1,298	1,341,283
6.00%, 07/20/54 - 09/21/56		4,955	5,031,948
Uniform Mortgage-Backed Securities(q)
3.00%, 07/01/31 - 09/14/56		26,500	22,811,836
3.50%, 05/01/33 - 09/14/56		33,694	29,966,868
2.50%, 01/01/35 - 09/14/56		56,127	46,261,490
2.00%, 05/01/36 - 08/13/56		68,351	54,982,170
1.50%, 09/01/36 - 10/01/51		4,852	3,940,786
4.00%, 08/15/39 - 08/13/56		19,572	18,020,736
4.50%, 08/15/39 - 09/14/56		36,427	34,305,403
5.50%, 09/01/48 - 09/14/56		87,751	86,925,808
5.00%, 06/01/52 - 08/13/56		50,328	48,707,848
6.00%, 10/01/52 - 08/13/56		35,340	35,786,423
6.50%, 11/01/52 - 09/14/56		24,552	25,327,859
			480,085,241
Total U.S. Government Sponsored Agency Securities — 38.4% (Cost: $493,565,465)			487,853,685
Security		Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40	USD	5,422	$ 3,287,074
4.25%, 11/15/40		1,024	941,040
1.88%, 02/15/41 - 11/15/51		9,004	5,068,890
1.75%, 08/15/41		10,570	6,810,218
3.75%, 08/15/41 - 11/15/43		6,010	4,992,763
2.38%, 02/15/42 - 05/15/51		1,446	913,035
3.00%, 05/15/42 - 08/15/52		15,108	10,651,529
3.88%, 02/15/43		718	611,477
3.63%, 08/15/43 - 05/15/53		1,037	829,647
4.75%, 11/15/43 - 02/15/56		12,480	11,739,403
3.38%, 05/15/44 - 11/15/48		1,900	1,482,094
4.63%, 05/15/44 - 11/15/55		10,956	10,018,624
3.13%, 08/15/44 - 05/15/48(r)(s)		43,176	30,957,684
4.13%, 08/15/44 - 08/15/53		10,167	8,524,640
2.50%, 02/15/45		170	113,900
2.75%, 11/15/47		686	461,228
2.25%, 08/15/49		1,239	731,951
1.63%, 11/15/50		909	449,459
2.00%, 08/15/51		419	225,916
2.88%, 05/15/52		2,623	1,723,385
4.00%, 11/15/52		8,496	6,920,258
5.00%, 05/15/56		60	57,712
U.S. Treasury Inflation-Indexed Notes, 0.13%, 01/15/31		7,194	6,594,811
U.S. Treasury Notes
4.63%, 10/15/26 - 02/15/35		1,258	1,257,432
4.13%, 02/15/27 - 02/15/36		6,550	6,478,237
2.75%, 04/30/27 - 08/15/32		18,034	17,820,243
4.50%, 05/15/27 - 12/31/31		2,230	2,235,268
4.38%, 07/15/27 - 05/15/36		1,239	1,216,265
3.38%, 09/15/27 - 09/15/28		131	129,470
0.38%, 09/30/27		1,103	1,055,864
3.50%, 09/30/27 - 04/30/30		197	195,189
3.88%, 11/30/27 - 08/15/34		51,138	50,752,837
4.25%, 01/15/28 - 05/15/35		3,316	3,232,824
4.00%, 02/29/28 - 11/15/35		49,569	48,985,516
3.63%, 03/31/28 - 09/30/31		15,553	15,255,474
3.75%, 04/15/28 - 01/31/31		880	872,462
2.88%, 08/15/28 - 05/15/32(r)		64,677	60,457,185
4.88%, 10/31/28 - 10/31/30		21,919	22,267,462
3.25%, 06/30/29		1,009	979,282
0.63%, 08/15/30		615	530,029
Total U.S. Treasury Obligations — 27.4% (Cost: $357,057,594)			347,827,777
Total Long-Term Investments — 113.4% (Cost: $1,461,194,503)			1,439,274,743
Short-Term Securities
Foreign Agency Obligations — 0.1%
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/26 - 04/01/27(i)(t)	BRL	2,542	485,060
Brazil Notas do Tesouro Nacional, Series F, 14.00%, 01/01/27		1,424	276,926
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Foreign Agency Obligations (continued)
Egypt Treasury Bills, 0.00%, 10/20/26 - 07/06/27(i)(t)	EGP	17,775	$ 291,880
Mexican Bonos, Series M, 7.00%, 09/03/26	MXN	5,148	297,327
			1,351,193

	Shares
Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(o)(u)(v)	30,622,869	30,632,056
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(o)(u)	115,312,669	115,312,669
		145,944,725

Par (000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.00%, 06/10/27 - 07/08/27(i)(t)	USD	2,399	2,311,392
U.S. Treasury Notes, 3.75%, 06/30/27		563	561,065
2,872,457
Total Short-Term Securities — 11.8% (Cost: $150,126,817)			150,168,375
Options Purchased — 0.0% (Cost: $484,814)			383,192
Total Investments Before TBA Sale Commitments and Options Written — 125.2% (Cost: $1,611,806,134)			1,589,826,310
TBA Sale Commitments(q)
Mortgage-Backed Securities — (10.3)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/56		(90)	(72,042)
2.50%, 08/20/56		(94)	(78,445)
3.00%, 08/20/56		(71)	(61,551)
3.50%, 08/20/56		(66)	(57,764)
4.00%, 08/20/56		(32)	(28,945)
4.50%, 08/20/56		(54)	(50,606)
5.00%, 08/20/56		(80)	(77,398)
5.50%, 08/20/56		(69)	(68,544)
6.00%, 08/20/56		(1,693)	(1,720,612)
Uniform Mortgage-Backed Securities
2.00%, 08/18/41 - 08/13/56		(625)	(512,392)
2.50%, 08/18/41 - 09/14/56		(10,036)	(8,184,822)
3.00%, 08/18/41 - 09/14/56		(1,822)	(1,555,453)
3.50%, 08/18/41 - 08/13/56		(6,476)	(5,744,428)
4.00%, 08/15/39 - 08/13/56		(91)	(83,244)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
4.50%, 08/15/39 - 09/14/56	USD	(67,674)	$ (63,486,375)
5.00%, 08/13/56		(15,694)	(15,144,643)
5.50%, 08/13/56		(12,811)	(12,677,833)
6.00%, 08/13/56		(12,276)	(12,411,125)
6.50%, 08/13/56		(8,108)	(8,358,522)
Total TBA Sale Commitments — (10.3)% (Proceeds: $(131,727,859))			(130,374,744)
Options Written — (0.1)% (Premiums Received: $(1,258,599))			(1,645,137)
Total Investments, Net of TBA Sale Commitments and Options Written — 114.8% (Cost: $1,478,819,676)			1,457,806,429
Liabilities in Excess of Other Assets — (14.8)%			(188,247,960)
Net Assets — 100.0%			$ 1,269,558,469

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Zero-coupon bond.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $231,780, representing less than 0.05% of its net assets as of period end, and an original cost of $235,000.

(k)	Convertible security.
(l)	Perpetual security with no stated maturity date.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Affiliate of the Fund.
(p)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)	All or a portion of this security represents an investment of TBA cash collateral.
(t)	Rates are discount rates or a range of discount rates as of period end.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 21,246,207	$ 9,391,503 (a)	$ —	$ (5,942)	$ 288	$ 30,632,056	30,622,869	$ 68,264 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	192,172,783	—	(76,860,114)(a)	—	—	115,312,669	115,312,669	4,199,960	—
iShares China Large-Cap ETF	—	24,048	—	—	1,502	25,550	700	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	11,228,953	(5,714,145)	(137,590)	(117,843)	5,259,375	49,500	104,515	—
				$ (143,532)	$ (116,053)	$ 151,229,650		$ 4,372,739	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	18	09/08/26	$ 2,412	$ (33,828)
Euro Bund	9	09/08/26	1,291	(2,874)
Euro OAT	4	09/08/26	540	(3,602)
Euro-Schatz	1	09/08/26	122	120
Short Term Euro BTP	3	09/08/26	368	(1,041)
10-Year Australian Treasury Bonds	385	09/15/26	29,291	(48,978)
Bloomberg HY Credit	20	09/15/26	2,276	(12,950)
10-Year Canadian Bond	7	09/18/26	593	(3,248)
10-Year U.S. Treasury Note	75	09/21/26	8,100	(82,334)
10-Year U.S. Ultra Long Treasury Note	178	09/21/26	9,347	(336,156)
U.S. Long Bond	73	09/21/26	7,930	(284,382)
Ultra U.S. Treasury Bond	121	09/21/26	8,145	(567,323)
Long Gilt	371	09/28/26	43,246	(1,090,730)
2-Year U.S. Treasury Note	136	09/30/26	27,975	(60,031)
5-Year U.S. Treasury Note	416	09/30/26	40,855	(264,969)
3-Month SOFR	86	03/16/27	20,623	(171,796)
3-Month SOFR	2	06/15/27	479	(1,378)
3-Month SOFR	17	12/14/27	4,072	(4,836)
3-Month SOFR	27	03/14/28	6,470	(53,654)
3-Month SOFR	27	03/20/29	6,472	(38,423)
				(3,062,413)
Short Contracts
30-Year Euro Buxl Bond	1	09/08/26	122	3,827
Euro BOBL	10	09/08/26	1,313	842
Euro BTP	60	09/08/26	8,041	85,865
Euro Bund	349	09/08/26	43,452	192,317
Euro OAT	28	09/08/26	3,782	55,040
10-Year Australian Treasury Bonds	10	09/15/26	609	(3,385)
10-Year Canadian Bond	123	09/18/26	10,422	48,544
E-mini Russell 2000 Index	5	09/18/26	735	7,652
Euro Stoxx 50 Index	3	09/18/26	220	(3,281)
10-Year U.S. Treasury Note	472	09/21/26	2,814	369,631
U.S. Long Bond	35	09/21/26	3,791	40,428
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
Long Gilt	4	09/28/26	$ 233	$ 2,691
2-Year U.S. Treasury Note	93	09/30/26	1,440	18,606
5-Year U.S. Treasury Note	1	09/30/26	106	(79)
				818,698
				$ (2,243,715)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	231,200,000	USD	68,000	Barclays Bank PLC	08/03/26	$ 5,280
COP	319,600,000	USD	94,000	Barclays Bank PLC	08/03/26	7,299
USD	73,809	COP	231,200,000	Barclays Bank PLC	08/03/26	529
USD	102,030	COP	319,600,000	Barclays Bank PLC	08/03/26	731
BRL	111,332	EUR	19,000	Societe Generale	08/04/26	53
BRL	2,108	USD	414	Barclays Bank PLC	08/04/26	2
BRL	346,324	USD	68,000	Barclays Bank PLC	08/04/26	320
BRL	353,870	USD	69,696	Barclays Bank PLC	08/04/26	112
BRL	509,040	USD	100,258	Barclays Bank PLC	08/04/26	161
BRL	509,040	USD	99,949	Barclays Bank PLC	08/04/26	470
BRL	518,478	USD	102,117	Barclays Bank PLC	08/04/26	164
BRL	2,826,111	USD	556,617	Barclays Bank PLC	08/04/26	895
BRL	3,069,827	USD	589,901	Barclays Bank PLC	08/04/26	15,689
BRL	3,251,152	USD	638,357	Barclays Bank PLC	08/04/26	3,003
BRL	3,699,914	USD	728,717	Barclays Bank PLC	08/04/26	1,172
BRL	119,048	USD	23,447	Citibank N.A.	08/04/26	38
BRL	181,160	USD	35,680	Citibank N.A.	08/04/26	57
BRL	448,762	USD	86,151	Goldman Sachs International	08/04/26	2,377
BRL	2,108	USD	415	Morgan Stanley & Co. International PLC	08/04/26	1
BRL	57,494	USD	11,000	Morgan Stanley & Co. International PLC	08/04/26	342
BRL	652,309	USD	124,802	Morgan Stanley & Co. International PLC	08/04/26	3,880
BRL	56,315	USD	11,091	Societe Generale	08/04/26	18
EUR	19,058	BRL	111,332	Societe Generale	08/04/26	14
PEN	308,070	USD	90,000	Citibank N.A.	08/12/26	622
PEN	561,372	USD	164,000	Citibank N.A.	08/12/26	1,133
MXN	204,200	USD	11,134	Goldman Sachs International	08/18/26	642
MXN	796,200	USD	43,324	Goldman Sachs International	08/18/26	2,593
MXN	5,104,125	USD	271,055	Morgan Stanley & Co. International PLC	08/18/26	23,300
KRW	3,700,000	USD	2,522	BNP Paribas SA	08/20/26	41
KRW	1,700,000	USD	1,155	Citibank N.A.	08/20/26	23
KRW	2,900,000	USD	1,966	Citibank N.A.	08/20/26	43
KRW	1,600,000	USD	1,092	Deutsche Bank AG	08/20/26	16
KRW	1,850,000	USD	1,258	Deutsche Bank AG	08/20/26	24
KRW	1,900,000	USD	1,314	HSBC Bank PLC	08/20/26	3
KRW	1,900,000	USD	1,313	HSBC Bank PLC	08/20/26	4
USD	1,399	KRW	2,000,000	Barclays Bank PLC	08/20/26	13
USD	1,375	KRW	1,980,000	Citibank N.A.	08/20/26	3
USD	1,394	KRW	2,010,000	Citibank N.A.	08/20/26	1
USD	1,394	KRW	2,000,000	Citibank N.A.	08/20/26	9
USD	1,389	KRW	2,000,000	HSBC Bank PLC	08/20/26	3
USD	2,813	KRW	4,000,000	HSBC Bank PLC	08/20/26	41
CNH	582,633	USD	86,256	Bank of America N.A.	08/24/26	148
CZK	3,877,655	USD	182,765	Citibank N.A.	08/24/26	1,888
PEN	86,700	USD	25,459	Barclays Bank PLC	08/24/26	33
PEN	161,936	USD	47,558	Barclays Bank PLC	08/24/26	56
PLN	40,487	USD	10,756	State Street Bank and Trust Co.	08/24/26	81
TRY	1,375,581	USD	28,130	BNP Paribas SA	08/24/26	328

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	87,095	CNH	586,270	State Street Bank and Trust Co.	08/24/26	$ 152
USD	2,648	CZK	55,108	Societe Generale	08/24/26	24
USD	114,016	HUF	34,512,042	Natwest Markets PLC	08/24/26	5,040
USD	135,387	HUF	40,986,456	Natwest Markets PLC	08/24/26	5,967
USD	22,958	HUF	7,201,322	UBS AG	08/24/26	219
USD	201,562	IDR	3,579,129,302	Barclays Bank PLC	08/24/26	3,415
USD	210,343	IDR	3,735,063,238	Barclays Bank PLC	08/24/26	3,564
USD	50,300	IDR	905,554,329	Citibank N.A.	08/24/26	167
USD	107,020	MXN	1,849,473	UBS AG	08/24/26	415
USD	576,534	MXN	9,965,338	UBS AG	08/24/26	2,124
USD	72,904	PEN	247,073	Citibank N.A.	08/24/26	257
USD	279,608	PHP	16,885,528	Barclays Bank PLC	08/24/26	3,858
USD	531,910	PLN	1,946,442	HSBC Bank PLC	08/24/26	10,888
USD	106,442	ZAR	1,729,473	Bank of America N.A.	08/24/26	1,922
USD	193,333	ZAR	3,187,004	Bank of America N.A.	08/24/26	727
USD	719,613	ZAR	11,692,750	Bank of America N.A.	08/24/26	12,963
AUD	1,300	USD	908	BNP Paribas SA	08/26/26	7
AUD	25,901	USD	18,086	BNP Paribas SA	08/26/26	132
AUD	95,000	USD	66,267	JPMorgan Chase Bank N.A.	08/26/26	554
AUD	131,000	USD	91,378	JPMorgan Chase Bank N.A.	08/26/26	764
CAD	10,000	JPY	1,132,279	Societe Generale	08/26/26	11
CLP	53,061,870	USD	57,000	UBS AG	08/26/26	79
CNH	648,907	USD	96,000	Barclays Bank PLC	08/26/26	245
CNH	2,729,154	USD	403,754	Barclays Bank PLC	08/26/26	1,031
COP	157,689,360	GBP	36,000	Bank of America N.A.	08/26/26	1,210
COP	157,226,400	USD	48,000	Citibank N.A.	08/26/26	1,582
COP	556,545,425	USD	169,909	Citibank N.A.	08/26/26	5,600
CZK	1,059,673	USD	50,000	Citibank N.A.	08/26/26	462
CZK	4,807,397	USD	226,834	Citibank N.A.	08/26/26	2,097
EUR	7,500	HUF	2,736,900	Bank of America N.A.	08/26/26	15
EUR	50,610	HUF	18,468,601	Bank of America N.A.	08/26/26	100
EUR	10,000	JPY	1,826,800	Goldman Sachs International	08/26/26	40
EUR	57,461	USD	65,662	JPMorgan Chase Bank N.A.	08/26/26	657
HUF	34,958,978	USD	109,500	JPMorgan Chase Bank N.A.	08/26/26	878
HUF	129,712,174	USD	406,290	JPMorgan Chase Bank N.A.	08/26/26	3,256
JPY	1,156,062	CAD	10,000	Deutsche Bank AG	08/26/26	138
JPY	3,741,519	USD	23,000	Bank of America N.A.	08/26/26	556
KRW	48,048,975	USD	32,500	HSBC Bank PLC	08/26/26	796
KRW	55,719,259	USD	37,668	HSBC Bank PLC	08/26/26	943
MXN	2,320,446	USD	133,000	JPMorgan Chase Bank N.A.	08/26/26	730
MXN	6,437,701	USD	368,987	JPMorgan Chase Bank N.A.	08/26/26	2,025
MYR	429,062	USD	105,000	Barclays Bank PLC	08/26/26	88
PEN	115,845	USD	34,000	Deutsche Bank AG	08/26/26	60
PHP	2,103,580	USD	34,000	Bank of America N.A.	08/26/26	350
PHP	2,285,046	USD	37,000	Morgan Stanley & Co. International PLC	08/26/26	313
PLN	1,022,556	USD	269,689	Barclays Bank PLC	08/26/26	4,027
RON	410,632	USD	89,240	BNP Paribas SA	08/26/26	863
THB	517,446	USD	15,300	HSBC Bank PLC	08/26/26	222
THB	12,033,427	USD	355,808	HSBC Bank PLC	08/26/26	5,173
USD	23,000	JPY	3,643,487	Societe Generale	08/26/26	61
INR	9,270,576	USD	96,000	BNP Paribas SA	08/27/26	987
INR	47,075,599	USD	487,484	BNP Paribas SA	08/27/26	5,012
BRL	112,068	EUR	19,000	Goldman Sachs International	09/02/26	7
BRL	522,165	USD	101,802	Barclays Bank PLC	09/02/26	433
BRL	2,846,209	USD	554,901	Barclays Bank PLC	09/02/26	2,360
BRL	2,364,408	USD	446,161	HSBC Bank PLC	09/16/26	15,431
CNH	582,633	USD	86,486	Morgan Stanley & Co. International PLC	09/16/26	56
COP	367,770,045	USD	101,527	Citibank N.A.	09/16/26	13,891
COP	748,064,280	USD	206,000	Morgan Stanley & Co. International PLC	09/16/26	28,766
CZK	608,282	USD	28,695	Morgan Stanley & Co. International PLC	09/16/26	278
JPY	35,867,040	USD	220,000	HSBC Bank PLC	09/16/26	6,190
KRW	65,000,000	USD	43,204	JPMorgan Chase Bank N.A.	09/16/26	1,859
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	9,100,000	USD	147,775	Morgan Stanley & Co. International PLC	09/16/26	$ 678
PLN	3,000	USD	798	Deutsche Bank AG	09/16/26	5
PLN	502,368	USD	132,262	HSBC Bank PLC	09/16/26	2,209
RON	303,757	USD	65,874	Citibank N.A.	09/16/26	707
USD	28,218	AUD	40,000	UBS AG	09/16/26	94
USD	286,710	CAD	400,000	Goldman Sachs International	09/16/26	841
USD	148,775	CNH	1,000,000	HSBC Bank PLC	09/16/26	240
USD	5,818	EUR	5,000	Barclays Bank PLC	09/16/26	43
USD	550,215	EUR	474,557	Goldman Sachs International	09/16/26	2,049
USD	11,457,189	EUR	9,830,000	HSBC Bank PLC	09/16/26	102,442
USD	81,480	EUR	70,000	JPMorgan Chase Bank N.A.	09/16/26	623
USD	238,000	IDR	4,276,574,400	Bank of America N.A.	09/16/26	1,757
USD	38,341	IDR	690,000,000	BNP Paribas SA	09/16/26	225
USD	38,352	IDR	690,000,000	BNP Paribas SA	09/16/26	236
USD	72,545	IDR	1,300,000,000	Citibank N.A.	09/16/26	731
USD	73,492	IDR	1,310,000,000	Citibank N.A.	09/16/26	1,126
USD	84,327	IDR	1,526,339,304	Citibank N.A.	09/16/26	10
USD	173,481	IDR	3,110,000,000	Deutsche Bank AG	09/16/26	1,681
USD	225,955	IDR	4,060,000,000	Deutsche Bank AG	09/16/26	1,676
USD	177,244	IDR	3,190,092,750	State Street Bank and Trust Co.	09/16/26	1,019
USD	220,000	JPY	34,776,720	Morgan Stanley & Co. International PLC	09/16/26	686
USD	45,789	PHP	2,800,000	Citibank N.A.	09/16/26	111
USD	193,785	SGD	247,000	State Street Bank and Trust Co.	09/16/26	592
USD	72,560	TWD	2,300,000	BNP Paribas SA	09/16/26	1,248
ZAR	11,145,556	USD	669,242	Citibank N.A.	09/16/26	3,117
ZAR	1,696,641	USD	101,926	Goldman Sachs International	09/16/26	424
ZAR	6,754,783	USD	404,702	Goldman Sachs International	09/16/26	2,783
AUD	393,867	USD	276,842	Bank of America N.A.	09/17/26	90
AUD	150,000	USD	104,299	Goldman Sachs International	09/17/26	1,167
AUD	600,000	USD	413,466	Morgan Stanley & Co. International PLC	09/17/26	8,399
MXN	3,002,013	USD	171,838	HSBC Bank PLC	09/17/26	854
MXN	3,332,266	USD	189,959	State Street Bank and Trust Co.	09/17/26	1,731
MXN	3,531,000	USD	200,050	UBS AG	09/17/26	3,073
MXN	11,770,775	USD	669,242	UBS AG	09/17/26	7,877
SGD	250,000	USD	194,192	Bank of America N.A.	09/17/26	1,362
USD	218,378	AUD	310,000	Morgan Stanley & Co. International PLC	09/17/26	414
USD	520,572	EUR	449,000	JPMorgan Chase Bank N.A.	09/17/26	1,906
USD	5,000	IDR	89,881,500	Barclays Bank PLC	09/17/26	35
USD	50,492	MYR	200,000	Barclays Bank PLC	09/17/26	1,488
USD	75,481	MYR	300,000	Goldman Sachs International	09/17/26	1,974
USD	11,109	CLP	9,943,320	Citibank N.A.	10/09/26	409
USD	12,100	CLP	10,824,119	Citibank N.A.	10/09/26	452
USD	22,691	CLP	19,886,640	Citibank N.A.	10/09/26	1,291
USD	11,154	CLP	9,943,320	Morgan Stanley & Co. International PLC	10/09/26	454
USD	11,163	CLP	9,943,320	Morgan Stanley & Co. International PLC	10/09/26	463
USD	22,220	CLP	19,886,640	Morgan Stanley & Co. International PLC	10/09/26	819
USD	22,586	CLP	19,886,639	Morgan Stanley & Co. International PLC	10/09/26	1,185
PEN	41,602	USD	12,186	Barclays Bank PLC	10/23/26	16
PEN	77,703	USD	22,762	Barclays Bank PLC	10/23/26	28
USD	34,949	PEN	118,760	Citibank N.A.	10/23/26	117
NGN	19,761,000	USD	14,000	Societe Generale	10/26/26	32
NGN	41,297,667	USD	29,258	Societe Generale	10/26/26	66
USD	1,113,153	HKD	8,600,000	Citibank N.A.	12/16/26	12,212
INR	7,300,000	USD	74,475	JPMorgan Chase Bank N.A.	01/13/27	905
						411,864
TWD	1,437,750	USD	45,000	Goldman Sachs International	08/03/26	(514)
TWD	2,204,550	USD	69,000	Goldman Sachs International	08/03/26	(788)
USD	44,304	TWD	1,437,750	Goldman Sachs International	08/03/26	(182)
USD	67,933	TWD	2,204,550	Goldman Sachs International	08/03/26	(280)
BRL	111,154	EUR	19,028	Goldman Sachs International	08/04/26	(14)
EUR	19,000	BRL	111,154	Goldman Sachs International	08/04/26	(18)

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	415	BRL	2,108	Barclays Bank PLC	08/04/26	$ (1)
USD	68,000	BRL	353,870	Barclays Bank PLC	08/04/26	(1,809)
USD	68,210	BRL	346,324	Barclays Bank PLC	08/04/26	(110)
USD	97,818	BRL	509,040	Barclays Bank PLC	08/04/26	(2,602)
USD	100,258	BRL	509,040	Barclays Bank PLC	08/04/26	(161)
USD	101,802	BRL	518,478	Barclays Bank PLC	08/04/26	(479)
USD	554,901	BRL	2,826,111	Barclays Bank PLC	08/04/26	(2,611)
USD	604,618	BRL	3,069,827	Barclays Bank PLC	08/04/26	(972)
USD	640,331	BRL	3,251,152	Barclays Bank PLC	08/04/26	(1,029)
USD	710,979	BRL	3,699,914	Barclays Bank PLC	08/04/26	(18,909)
USD	23,000	BRL	119,048	Citibank N.A.	08/04/26	(485)
USD	35,000	BRL	181,160	Citibank N.A.	08/04/26	(738)
USD	88,386	BRL	448,762	Goldman Sachs International	08/04/26	(142)
USD	403	BRL	2,108	Morgan Stanley & Co. International PLC	08/04/26	(13)
USD	11,324	BRL	57,494	Morgan Stanley & Co. International PLC	08/04/26	(18)
USD	128,476	BRL	652,309	Morgan Stanley & Co. International PLC	08/04/26	(207)
USD	11,000	BRL	56,315	Societe Generale	08/04/26	(109)
USD	26,588	TRY	1,308,604	Barclays Bank PLC	08/04/26	(930)
USD	342,518	MXN	6,104,525	HSBC Bank PLC	08/18/26	(9,530)
KRW	2,000,000	USD	1,393	Barclays Bank PLC	08/20/26	(7)
KRW	2,000,000	USD	1,389	HSBC Bank PLC	08/20/26	(3)
KRW	2,026,236	USD	1,419	HSBC Bank PLC	08/20/26	(15)
KRW	2,028,730	USD	1,408	HSBC Bank PLC	08/20/26	(2)
KRW	2,030,000	USD	1,415	HSBC Bank PLC	08/20/26	(9)
USD	3,154	KRW	4,620,000	Bank of America N.A.	08/20/26	(47)
USD	1,227	KRW	1,800,000	Barclays Bank PLC	08/20/26	(20)
USD	1,300	KRW	1,900,000	Barclays Bank PLC	08/20/26	(16)
USD	1,299	KRW	1,900,000	Citibank N.A.	08/20/26	(18)
USD	1,371	KRW	2,000,000	Citibank N.A.	08/20/26	(15)
USD	1,383	KRW	2,000,000	Citibank N.A.	08/20/26	(3)
USD	1,447	KRW	2,100,000	Citibank N.A.	08/20/26	(8)
USD	1,407	KRW	2,075,000	Deutsche Bank AG	08/20/26	(31)
USD	1,156	KRW	1,700,000	HSBC Bank PLC	08/20/26	(21)
USD	1,157	KRW	1,700,000	HSBC Bank PLC	08/20/26	(21)
USD	1,304	KRW	1,900,000	HSBC Bank PLC	08/20/26	(12)
USD	1,395	KRW	2,030,000	HSBC Bank PLC	08/20/26	(11)
USD	3,373	KRW	4,950,000	JPMorgan Chase Bank N.A.	08/20/26	(56)
PEN	14,849	USD	4,381	Citibank N.A.	08/24/26	(15)
PHP	1,383,611	USD	22,735	Bank of America N.A.	08/24/26	(140)
PHP	1,485,761	USD	24,453	Deutsche Bank AG	08/24/26	(190)
USD	140,729	COP	463,308,212	Barclays Bank PLC	08/24/26	(5,446)
USD	130,963	COP	455,436,601	Citibank N.A.	08/24/26	(12,729)
USD	10,171	COP	35,574,672	State Street Bank and Trust Co.	08/24/26	(1,052)
USD	26,918	COP	93,607,155	State Street Bank and Trust Co.	08/24/26	(2,615)
USD	2,031	CZK	42,954	Bank of America N.A.	08/24/26	(15)
USD	11,298	CZK	241,012	Citibank N.A.	08/24/26	(179)
USD	71,672	CZK	1,529,498	Citibank N.A.	08/24/26	(1,163)
USD	17,862	CZK	380,477	Morgan Stanley & Co. International PLC	08/24/26	(256)
USD	115,347	CZK	2,459,188	Morgan Stanley & Co. International PLC	08/24/26	(1,759)
USD	8,832	CZK	187,852	UBS AG	08/24/26	(114)
USD	56,384	CZK	1,198,676	UBS AG	08/24/26	(697)
USD	39,308	EUR	34,401	UBS AG	08/24/26	(393)
USD	113,525	EUR	99,354	UBS AG	08/24/26	(1,136)
USD	41,215	HUF	13,111,270	Citibank N.A.	08/24/26	(185)
USD	44,860	MXN	783,267	JPMorgan Chase Bank N.A.	08/24/26	(288)
USD	120,024	MXN	2,095,261	UBS AG	08/24/26	(749)
USD	67,014	PHP	4,140,970	Morgan Stanley & Co. International PLC	08/24/26	(611)
USD	195,507	PLN	741,158	BNP Paribas SA	08/24/26	(2,885)
USD	7,308	RON	33,604	HSBC Bank PLC	08/24/26	(66)
USD	25,958	RON	119,579	Royal Bank of Canada	08/24/26	(283)
USD	33,210	RON	153,067	Royal Bank of Canada	08/24/26	(380)
USD	4,830	TRY	236,350	Morgan Stanley & Co. International PLC	08/24/26	(59)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,801	UYU	395,244	Citibank N.A.	08/24/26	$ (7)
USD	19,198	UYU	776,531	HSBC Bank PLC	08/24/26	(73)
CLP	120,726,915	USD	130,168	Morgan Stanley & Co. International PLC	08/26/26	(300)
CLP	30,910,450	USD	33,500	UBS AG	08/26/26	(249)
CLP	41,982,850	USD	45,500	UBS AG	08/26/26	(338)
COP	52,870,000	USD	17,000	BNP Paribas SA	08/26/26	(327)
COP	73,085,000	USD	23,500	BNP Paribas SA	08/26/26	(452)
COP	53,533,000	USD	17,000	Citibank N.A.	08/26/26	(118)
COP	53,616,300	USD	17,000	Citibank N.A.	08/26/26	(92)
COP	74,001,500	USD	23,500	Citibank N.A.	08/26/26	(163)
COP	74,116,650	USD	23,500	Citibank N.A.	08/26/26	(127)
COP	53,244,000	USD	17,000	Deutsche Bank AG	08/26/26	(209)
COP	73,602,000	USD	23,500	Deutsche Bank AG	08/26/26	(289)
JPY	1,827,440	EUR	10,000	Citibank N.A.	08/26/26	(36)
JPY	3,648,386	USD	23,000	Barclays Bank PLC	08/26/26	(30)
JPY	7,455,398	USD	47,000	Barclays Bank PLC	08/26/26	(62)
JPY	2,993,962	USD	19,000	Goldman Sachs International	08/26/26	(151)
MYR	2,712,854	USD	665,486	Barclays Bank PLC	08/26/26	(1,042)
PEN	159,664	USD	47,000	Barclays Bank PLC	08/26/26	(57)
USD	26,685	AUD	38,000	Barclays Bank PLC	08/26/26	(44)
USD	33,356	AUD	47,500	Barclays Bank PLC	08/26/26	(55)
USD	34,000	CAD	47,842	BNP Paribas SA	08/26/26	(159)
USD	80,000	CAD	112,580	Deutsche Bank AG	08/26/26	(383)
USD	131,000	CAD	184,349	Deutsche Bank AG	08/26/26	(627)
USD	50,500	COP	164,925,425	Bank of America N.A.	08/26/26	(1,510)
USD	33,000	COP	108,438,000	Citibank N.A.	08/26/26	(1,196)
USD	46,000	COP	151,156,000	Citibank N.A.	08/26/26	(1,668)
USD	47,000	COP	152,876,900	UBS AG	08/26/26	(1,211)
USD	43,763	EUR	38,297	JPMorgan Chase Bank N.A.	08/26/26	(438)
USD	60,172	GBP	45,000	JPMorgan Chase Bank N.A.	08/26/26	(475)
USD	81,567	GBP	61,000	JPMorgan Chase Bank N.A.	08/26/26	(644)
USD	23,000	JPY	3,741,519	Bank of America N.A.	08/26/26	(556)
USD	47,000	JPY	7,645,714	Bank of America N.A.	08/26/26	(1,136)
USD	32,500	KRW	47,469,500	Barclays Bank PLC	08/26/26	(394)
USD	37,668	KRW	55,017,881	Barclays Bank PLC	08/26/26	(457)
USD	44,000	PLN	166,831	Barclays Bank PLC	08/26/26	(657)
USD	68,000	PLN	257,920	Citibank N.A.	08/26/26	(1,040)
USD	21,000	TRY	1,019,130	Citibank N.A.	08/26/26	(49)
USD	33,000	ZAR	551,948	Citibank N.A.	08/26/26	(352)
USD	46,000	ZAR	769,382	Citibank N.A.	08/26/26	(490)
ZAR	1,661,379	USD	101,000	HSBC Bank PLC	08/26/26	(611)
ZAR	6,884,706	USD	418,541	HSBC Bank PLC	08/26/26	(2,531)
USD	411	BRL	2,108	Barclays Bank PLC	09/02/26	(2)
USD	68,000	BRL	348,787	Barclays Bank PLC	09/02/26	(289)
USD	99,243	BRL	509,040	Barclays Bank PLC	09/02/26	(422)
USD	633,849	BRL	3,251,152	Barclays Bank PLC	09/02/26	(2,696)
USD	70,677	COP	240,656,248	State Street Bank and Trust Co.	09/08/26	(4,986)
USD	129,626	COP	441,375,453	State Street Bank and Trust Co.	09/08/26	(9,145)
IDR	2,030,000,000	USD	113,250	Bank of America N.A.	09/16/26	(1,110)
IDR	2,730,000,000	USD	152,301	Bank of America N.A.	09/16/26	(1,493)
IDR	3,821,260,954	USD	211,470	Barclays Bank PLC	09/16/26	(379)
IDR	1,345,000,000	USD	74,478	Citibank N.A.	09/16/26	(179)
IDR	1,991,090,126	USD	110,653	Citibank N.A.	09/16/26	(663)
IDR	1,345,000,000	USD	74,635	Goldman Sachs International	09/16/26	(336)
IDR	2,030,000,000	USD	112,341	Goldman Sachs International	09/16/26	(201)
PHP	2,235,725	USD	37,058	Deutsche Bank AG	09/16/26	(586)
PHP	2,800,000	USD	46,064	HSBC Bank PLC	09/16/26	(386)
PLN	898,838	USD	243,738	State Street Bank and Trust Co.	09/16/26	(3,142)
SGD	90,000	USD	70,796	HSBC Bank PLC	09/16/26	(401)
SGD	50,000	USD	39,399	Standard Chartered Bank	09/16/26	(291)
SGD	50,000	USD	39,395	Standard Chartered Bank	09/16/26	(287)
TWD	2,300,000	USD	72,831	Citibank N.A.	09/16/26	(1,520)

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	309,000	BRL	1,628,739	Morgan Stanley & Co. International PLC	09/16/26	$ (8,971)
USD	471,607	BRL	2,493,103	Morgan Stanley & Co. International PLC	09/16/26	(15,110)
USD	86,389	CNH	582,633	Bank of America N.A.	09/16/26	(153)
USD	108,771	COP	380,508,690	Citibank N.A.	09/16/26	(10,644)
USD	795,037	EUR	694,000	BNP Paribas SA	09/16/26	(6,610)
USD	626,325	EUR	544,000	Goldman Sachs International	09/16/26	(2,056)
USD	285,483	EUR	248,525	JPMorgan Chase Bank N.A.	09/16/26	(1,591)
USD	1,026,694	EUR	901,000	Morgan Stanley & Co. International PLC	09/16/26	(14,061)
USD	114,551	EUR	100,000	Standard Chartered Bank	09/16/26	(961)
USD	155,079	EUR	135,000	Toronto-Dominion Bank	09/16/26	(861)
USD	57,338	EUR	50,000	UBS AG	09/16/26	(418)
USD	1,822,950	GBP	1,358,000	Societe Generale	09/16/26	(7,254)
USD	187,777	GBP	140,000	State Street Bank and Trust Co.	09/16/26	(904)
USD	187,956	GBP	141,000	State Street Bank and Trust Co.	09/16/26	(2,072)
USD	147,762	IDR	2,690,000,000	Goldman Sachs International	09/16/26	(837)
USD	35,601	JPY	5,800,208	Barclays Bank PLC	09/16/26	(977)
USD	380,960	JPY	60,600,000	BNP Paribas SA	09/16/26	(1,204)
USD	42,484	KRW	65,000,000	BNP Paribas SA	09/16/26	(2,579)
USD	148,735	PHP	9,200,000	Bank of America N.A.	09/16/26	(1,350)
USD	356,389	PHP	21,957,847	Bank of America N.A.	09/16/26	(1,822)
USD	146,373	PHP	9,100,000	HSBC Bank PLC	09/16/26	(2,081)
USD	209,774	PLN	790,000	JPMorgan Chase Bank N.A.	09/16/26	(1,689)
USD	74,292	SGD	95,000	Citibank N.A.	09/16/26	(14)
USD	74,261	SGD	95,000	HSBC Bank PLC	09/16/26	(44)
USD	669,242	ZAR	11,281,011	Citibank N.A.	09/16/26	(11,289)
ZAR	2,406,000	USD	145,938	HSBC Bank PLC	09/16/26	(795)
IDR	9,354,992,851	USD	520,271	HSBC Bank PLC	09/17/26	(3,538)
MYR	200,000	USD	49,140	Barclays Bank PLC	09/17/26	(135)
MYR	300,000	USD	74,248	Barclays Bank PLC	09/17/26	(741)
MYR	300,000	USD	73,919	Barclays Bank PLC	09/17/26	(412)
USD	528,282	AUD	755,500	Bank of America N.A.	09/17/26	(2,917)
USD	528,383	AUD	755,500	BNP Paribas SA	09/17/26	(2,816)
USD	234,045	AUD	335,000	JPMorgan Chase Bank N.A.	09/17/26	(1,497)
USD	46,028	EUR	40,000	Barclays Bank PLC	09/17/26	(178)
USD	53,258	GBP	40,000	HSBC Bank PLC	09/17/26	(651)
USD	26,911	GBP	20,000	Morgan Stanley & Co. International PLC	09/17/26	(44)
USD	40,028	GBP	30,000	Morgan Stanley & Co. International PLC	09/17/26	(404)
USD	593,298	MXN	10,407,594	Bank of America N.A.	09/17/26	(5,404)
USD	72,939	MYR	300,000	Barclays Bank PLC	09/17/26	(568)
USD	98,108	SGD	125,500	JPMorgan Chase Bank N.A.	09/17/26	(60)
USD	98,150	SGD	125,500	JPMorgan Chase Bank N.A.	09/17/26	(19)
USD	18,732	RON	86,535	Citibank N.A.	09/29/26	(223)
USD	6,382	RON	29,404	HSBC Bank PLC	09/29/26	(59)
USD	25,062	RON	115,850	Royal Bank of Canada	09/29/26	(315)
USD	13,000	INR	1,258,660	HSBC Bank PLC	10/01/26	(124)
USD	3,438	EUR	2,998	Citibank N.A.	10/16/26	(29)
USD	20,334	PEN	70,000	Barclays Bank PLC	10/23/26	(197)
USD	4,676	PEN	16,200	Citibank N.A.	10/23/26	(75)
HKD	731,860	USD	94,397	HSBC Bank PLC	12/16/26	(707)
HKD	732,033	USD	94,419	HSBC Bank PLC	12/16/26	(707)
HKD	2,000,000	USD	257,938	HSBC Bank PLC	12/16/26	(1,905)
HKD	1,464,091	USD	188,842	UBS AG	12/16/26	(1,414)
HKD	1,672,016	USD	215,658	UBS AG	12/16/26	(1,612)
HKD	2,000,000	USD	257,965	UBS AG	12/16/26	(1,932)
USD	75,004	THB	2,500,000	JPMorgan Chase Bank N.A.	01/13/27	(938)
USD	81,833	BRL	449,182	Goldman Sachs International	04/02/27	(2,375)
						(254,033)
						$ 157,831
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	3	08/21/26	USD	110.00	USD	325	$ 188
Nikkei 225 Index	1	09/11/26	JPY	67,000.00	JPY	64,362	9,239
KraneShares CSI China Internet ETF	23	09/18/26	USD	32.00	USD	66	657
							10,084
Put
Euro-BOBL Future	4	08/21/26	EUR	113.50	EUR	455	923
S&P 500 E-Mini Index Future	1	09/18/26	USD	7,200.00	USD	4	3,250
							4,173
							$ 14,257
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Up-and-out	BNP Paribas SA	09/02/26	JPY	161.00	JPY	164.50	USD	400	$ 381
EUR Currency	One Touch	UBS AG	09/28/26	USD	1.17	USD	1.17	EUR	13	4,257
USD Currency	One Touch	BNP Paribas SA	10/05/26	INR	97.00	INR	97.00	USD	4	1,157
USD Currency	One Touch	BNP Paribas SA	06/22/28	CNH	6.90	CNH	6.90	USD	50	3,248
										9,043
Put
EUR Currency	One Touch	Morgan Stanley & Co. International PLC	08/05/26	HUF	350.00	HUF	350.00	EUR	8	—
EUR Currency	One Touch	Barclays Bank PLC	08/13/26	USD	1.12	USD	1.13	EUR	10	263
EUR Currency	Down-and-out	UBS AG	08/26/26	USD	1.13	USD	1.11	EUR	138	71
USD Currency	One Touch	UBS AG	08/31/26	CNH	6.66	CNH	6.66	USD	20	444
USD Currency	One Touch	Bank of America N.A.	10/05/26	INR	93.00	INR	93.00	USD	10	714
EUR Currency	One Touch	BNP Paribas SA	10/19/26	HUF	351.00	HUF	351.00	EUR	12	1,216
EUR Currency	One Touch	Barclays Bank PLC	11/05/26	HUF	345.00	HUF	345.00	EUR	8	322
EUR Currency	One Touch	JPMorgan Chase Bank N.A.	11/11/26	HUF	339.00	HUF	339.00	EUR	8	108
USD Currency	One Touch	Bank of America N.A.	12/10/26	IDR	17,000.00	IDR	17,000.00	USD	8	311
USD Currency	One Touch	Bank of America N.A.	04/26/27	INR	94.00	INR	94.00	USD	4	690
										4,139
										$ 13,182
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Morgan Stanley & Co. International PLC	08/04/26	USD	0.70	AUD	171	$ 785
USD Currency	JPMorgan Chase Bank N.A.	08/10/26	CLP	975.00	USD	115	52
USD Currency	BNP Paribas SA	08/11/26	COP	4,150.00	USD	158	—
USD Currency	JPMorgan Chase Bank N.A.	08/13/26	JPY	162.00	USD	575	744
USD Currency	Deutsche Bank AG	08/20/26	MXN	17.60	USD	173	530
USD Currency	HSBC Bank PLC	08/20/26	KRW	1,478.00	USD	28	90
USD Currency	HSBC Bank PLC	09/04/26	KRW	1,580.00	USD	113	24
EUR Currency	Morgan Stanley & Co. International PLC	09/10/26	USD	1.16	EUR	1,842	10,505
USD Currency	JPMorgan Chase Bank N.A.	10/01/26	KRW	1,460.00	USD	158	1,986
							14,716
Put
AUD Currency	Morgan Stanley & Co. International PLC	08/06/26	USD	0.69	AUD	362	59
USD Currency	HSBC Bank PLC	08/06/26	ZAR	16.25	USD	160	108
USD Currency	Bank of America N.A.	08/11/26	THB	33.50	USD	157	1,020
EUR Currency	Citibank N.A.	08/13/26	USD	1.14	EUR	345	399
USD Currency	JPMorgan Chase Bank N.A.	08/13/26	JPY	162.00	USD	575	11,681
USD Currency	HSBC Bank PLC	08/20/26	KRW	1,478.00	USD	28	756

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

OTC Currency Options Purchased (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
USD Currency	Bank of America N.A.	08/24/26	TWD	31.00	USD	200	$ 42
EUR Currency	UBS AG	08/25/26	USD	1.13	EUR	212	232
USD Currency	JPMorgan Chase Bank N.A.	08/27/26	HUF	315.00	USD	157	1,408
USD Currency	BNP Paribas SA	09/11/26	COP	3,300.00	USD	158	6,854
USD Currency	HSBC Bank PLC	01/08/27	INR	92.40	USD	232	339
							22,898
							$ 37,614
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Call
Sold Protection on 5-Year Credit Default Swap, 06/20/31	5.00%	CDX.NA.HY.46.V2	Quarterly	BNP Paribas SA	08/19/26	—	USD 1.09	USD	3,867	$ 84
Sold Protection on 5-Year Credit Default Swap, 06/20/31	5.00%	CDX.NA.HY.46.V2	Quarterly	Morgan Stanley & Co. International PLC	08/19/26	—	USD 1.09	USD	4,324	788
										872
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/31	5.00%	ITRAXX.XO.45.V1	Quarterly	Morgan Stanley & Co. International PLC	08/19/26	—	EUR 2.62	EUR	101	542
Bought Protection on 5-Year Credit Default Swap, 06/20/31	1.00%	CDX.NA.IG.46.V1	Quarterly	Morgan Stanley & Co. International PLC	09/16/26	—	USD 0.58	USD	734	682
										1,224
										$ 2,096

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 08/09/56	1-day SOFR, 3.66%	Annual	4.15%	Annual	Deutsche Bank AG	08/07/26	4.15%	USD	2,117	$ 5
30-Year Interest Rate Swap, 08/16/56	1-day SOFR, 3.66%	Annual	4.14%	Annual	Deutsche Bank AG	08/14/26	4.14	USD	6,610	493
1-Year Interest Rate Swap, 11/04/27	Tokyo Overnight Average Rate, 0.98%	Annual	1.10%	Annual	Bank of America N.A.	11/02/26	1.10	JPY	416,890	—
10-Year Interest Rate Swap, 03/29/38	1-day SOFR, 3.66%	Annual	4.11%	Annual	Deutsche Bank AG	03/27/28	4.11	USD	2,148	48,053
10-Year Interest Rate Swap, 04/01/38	1-day SOFR, 3.66%	Annual	4.05%	Annual	Deutsche Bank AG	03/30/28	4.05	USD	2,147	44,309
										92,860
Put
2-Year Interest Rate Swap, 08/29/28	4.15%	Annual	1-day SOFR, 3.66%	Annual	Citibank N.A.	08/27/26	4.15	USD	4,266	7,105
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
2-Year Interest Rate Swap, 08/30/28	2.90%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	Citibank N.A.	08/28/26	2.90%	EUR	4,266	$ 16,883
10-Year Interest Rate Swap, 09/05/36	2.52%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	Bank of America N.A.	09/03/26	2.52	JPY	13,000	20
2-Year Interest Rate Swap, 11/11/28	5.50%	Annual	1-day SONIA, 3.73%	Annual	Citibank N.A.	11/09/26	5.50	GBP	2,291	1,062
10-Year Interest Rate Swap, 03/29/38	4.11%	Annual	1-day SOFR, 3.66%	Annual	Deutsche Bank AG	03/27/28	4.11	USD	2,148	95,971
10-Year Interest Rate Swap, 04/01/38	4.05%	Annual	1-day SOFR, 3.66%	Annual	Deutsche Bank AG	03/30/28	4.05	USD	2,147	102,142
										223,183
										$ 316,043
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro-BOBL Future	1	08/21/26	EUR	114.50	EUR	114	$ (98)
Euro-BOBL Future	1	08/21/26	EUR	114.75	EUR	114	(52)
iShares iBoxx $ Investment Grade Corporate Bond ETF	43	09/18/26	USD	109.00	USD	457	(406)
KraneShares CSI China Internet ETF	23	09/18/26	USD	38.00	USD	66	(63)
iShares iBoxx $ Investment Grade Corporate Bond ETF	435	10/16/26	USD	109.00	USD	4,622	(9,284)
							(9,903)
Put
Nikkei 225 Index	1	09/11/26	JPY	59,000.00	JPY	64,362	(8,736)
KraneShares CSI China Internet ETF	11	09/18/26	USD	26.00	USD	31	(412)
S&P 500 E-Mini Index Future	1	09/18/26	USD	6,700.00	USD	4	(1,150)
3-Month SOFR Future	6	12/11/26	USD	96.06	USD	1,439	(3,750)
							(14,048)
							$ (23,951)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	Bank of America N.A.	10/05/26	INR	97.00	INR	97.00	USD	4	$ (1,157)
Put
USD Currency	One Touch	BNP Paribas SA	10/05/26	INR	93.00	INR	93.00	USD	10	(714)
										$ (1,871)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	BNP Paribas SA	08/06/26	COP	4,150.00	USD	79	$ —
USD Currency	Morgan Stanley & Co. International PLC	08/10/26	CLP	975.00	USD	115	(52)
USD Currency	Goldman Sachs International	08/11/26	COP	4,150.00	USD	79	—
USD Currency	Barclays Bank PLC	08/14/26	INR	95.00	USD	173	(1,282)
USD Currency	UBS AG	09/04/26	TRY	49.00	USD	81	(631)

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

OTC Currency Options Written (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

USD Currency	Goldman Sachs International	09/08/26	INR	96.15	USD	78	$ (394)
USD Currency	Citibank N.A.	09/18/26	COP	3,500.00	USD	81	(187)
USD Currency	HSBC Bank PLC	09/22/26	CNH	6.74	USD	165	(419)
EUR Currency	JPMorgan Chase Bank N.A.	09/28/26	HUF	370.00	EUR	69	(765)
USD Currency	Barclays Bank PLC	10/01/26	COP	3,500.00	USD	81	(285)
USD Currency	JPMorgan Chase Bank N.A.	10/01/26	KRW	1,500.00	USD	237	(1,259)
USD Currency	BNP Paribas SA	10/13/26	COP	3,400.00	USD	79	(659)
EUR Currency	JPMorgan Chase Bank N.A.	11/11/26	HUF	380.00	EUR	77	(666)
							(6,599)
Put
USD Currency	Deutsche Bank AG	08/06/26	ZAR	16.25	USD	160	(108)
USD Currency	Bank of America N.A.	08/24/26	TWD	30.15	USD	200	(9)
USD Currency	Citibank N.A.	08/31/26	BRL	5.25	USD	105	(3,405)
USD Currency	BNP Paribas SA	09/11/26	COP	3,200.00	USD	158	(3,319)
							(6,841)
							$ (13,440)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/31	ITRAXX.XO.45.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	08/19/26	N/R	EUR 3.00	EUR	101	$ (130)
Sold Protection on 5-Year Credit Default Swap, 06/20/31	CDX.NA.IG.46.V1	1.00%	Quarterly	Morgan Stanley & Co. International PLC	09/16/26	N/R	USD 0.68	USD	979	(377)
										$ (507)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 09/05/36	2.25%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	Bank of America N.A.	09/03/26	2.25%	JPY	13,000	$ —
10-Year Interest Rate Swap, 03/06/37	3.71%	Annual	1-day SOFR, 3.66%	Annual	Citibank N.A.	03/04/27	3.71	USD	1,075	(4,454)
10-Year Interest Rate Swap, 03/17/37	3.87%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	03/15/27	3.87	USD	2,190	(14,712)
10-Year Interest Rate Swap, 11/10/37	3.87%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	11/08/27	3.87	USD	2,250	(29,761)
10-Year Interest Rate Swap, 12/18/37	4.03%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03	USD	1,940	(34,912)
10-Year Interest Rate Swap, 02/02/38	4.10%	Annual	1-day SOFR, 3.66%	Annual	Deutsche Bank AG	01/31/28	4.10	USD	2,212	(46,634)
10-Year Interest Rate Swap, 04/09/38	4.06%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	04/07/28	4.06	USD	1,621	(34,282)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 04/26/38	4.03%	Annual	1-day SOFR, 3.66%	Annual	Goldman Sachs International	04/24/28	4.03%	USD	1,770	$ (36,078)
10-Year Interest Rate Swap, 06/18/38	4.16%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	06/16/28	4.16	USD	852	(21,567)
										(222,400)
Put
2-Year Interest Rate Swap, 08/05/28	1-day SOFR, 3.66%	Annual	3.70%	Annual	Morgan Stanley & Co. International PLC	08/03/26	3.70	USD	7,315	(59,771)
2-Year Interest Rate Swap, 08/29/28	1-day SOFR, 3.66%	Annual	4.45%	Annual	Citibank N.A.	08/27/26	4.45	USD	8,532	(2,518)
2-Year Interest Rate Swap, 08/30/28	6-mo. EURIBOR, 2.71%	Semi-Annual	3.20%	Annual	Citibank N.A.	08/28/26	3.20	EUR	8,532	(6,705)
10-Year Interest Rate Swap, 09/05/36	Tokyo Overnight Average Rate, 0.98%	Annual	2.85%	Annual	Bank of America N.A.	09/03/26	2.85	JPY	13,000	(4)
30-Year Interest Rate Swap, 10/11/56	1-day SOFR, 3.66%	Annual	4.65%	Annual	Morgan Stanley & Co. International PLC	10/09/26	4.65	USD	1,162	(13,362)
2-Year Interest Rate Swap, 10/14/28	6-mo. EURIBOR, 2.71%	Semi-Annual	3.08%	Annual	Morgan Stanley & Co. International PLC	10/12/26	3.08	EUR	3,198	(9,994)
5-Year Interest Rate Swap, 10/14/31	6-mo. EURIBOR, 2.71%	Semi-Annual	3.13%	Annual	Morgan Stanley & Co. International PLC	10/12/26	3.13	EUR	1,366	(8,167)
2-Year Interest Rate Swap, 10/22/28	6-mo. EURIBOR, 2.71%	Semi-Annual	3.20%	Annual	Deutsche Bank AG	10/20/26	3.20	EUR	6,842	(15,659)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.66%	Annual	3.85%	Annual	Goldman Sachs International	10/21/26	3.85	USD	17,541	(128,230)
5-Year Interest Rate Swap, 10/23/31	1-day SOFR, 3.66%	Annual	4.35%	Annual	Citibank N.A.	10/21/26	4.35	USD	2,275	(10,161)
2-Year Interest Rate Swap, 11/04/28	1-day SOFR, 3.66%	Annual	4.50%	Annual	Goldman Sachs International	11/02/26	4.50	USD	5,445	(8,467)
10-Year Interest Rate Swap, 11/08/36	6-mo. EURIBOR, 2.71%	Semi-Annual	3.52%	Annual	Goldman Sachs International	11/06/26	3.52	EUR	1,442	(7,457)
2-Year Interest Rate Swap, 11/11/28	1-day SONIA, 3.73%	Annual	4.80%	Annual	Citibank N.A.	11/09/26	4.80	GBP	1,527	(2,894)
1-Year Interest Rate Swap, 02/03/28	3-mo. Australian Bank Bill Rate, 4.50%	Quarterly	4.81%	Quarterly	BNP Paribas SA	02/01/27	4.80	AUD	1,600	(1,103)
10-Year Interest Rate Swap, 03/06/37	1-day SOFR, 3.66%	Annual	3.71%	Annual	Citibank N.A.	03/04/27	3.71	USD	1,075	(58,760)
10-Year Interest Rate Swap, 03/17/37	1-day SOFR, 3.66%	Annual	3.87%	Annual	Bank of America N.A.	03/15/27	3.87	USD	2,190	(97,212)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.66%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	22,933	(146,709)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.66%	Annual	4.05%	Annual	Goldman Sachs International	10/04/27	4.05	USD	26,178	(226,418)
10-Year Interest Rate Swap, 11/10/37	1-day SOFR, 3.66%	Annual	3.87%	Annual	Bank of America N.A.	11/08/27	3.87	USD	2,250	(117,684)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.66%	Annual	4.00%	Annual	Morgan Stanley & Co. International PLC	12/08/27	4.00	USD	7,993	(75,756)
10-Year Interest Rate Swap, 12/18/37	1-day SOFR, 3.66%	Annual	4.03%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03	USD	1,940	(87,934)
10-Year Interest Rate Swap, 02/02/38	1-day SOFR, 3.66%	Annual	4.10%	Annual	Deutsche Bank AG	01/31/28	4.10	USD	2,212	(95,749)

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 04/09/38	1-day SOFR, 3.66%	Annual	4.06%	Annual	Bank of America N.A.	04/07/28	4.06%	USD	1,621	$ (76,458)
10-Year Interest Rate Swap, 04/26/38	1-day SOFR, 3.66%	Annual	4.03%	Annual	Goldman Sachs International	04/24/28	4.03	USD	1,770	(87,497)
10-Year Interest Rate Swap, 06/18/38	1-day SOFR, 3.66%	Annual	4.16%	Annual	Morgan Stanley & Co. International PLC	06/16/28	4.16	USD	852	(38,299)
										(1,382,968)
										$ (1,605,368)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V3	5.00%	Quarterly	06/20/31	USD	8,351	$ (680,640)	$ (637,936)	$ (42,704)
Federative Republic of Brazil	1.00	Quarterly	06/20/31	USD	242	2,331	4,902	(2,571)
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	EUR	391	(47,362)	(35,113)	(12,249)
Republic of Colombia	1.00	Quarterly	06/20/31	USD	152	2,838	5,675	(2,837)
United Mexican States	1.00	Quarterly	06/20/31	USD	257	(1,827)	603	(2,430)
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/36	USD	30,168	(206,388)	(201,880)	(4,508)
						$ (931,048)	$ (863,749)	$ (67,299)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.44.V1	5.00%	Quarterly	12/20/30	CCC+	EUR	452	$ 57,310	$ 36,772	$ 20,538
CDX.EM.45.V1	1.00	Quarterly	06/20/31	BB+	USD	8,970	(163,302)	(157,593)	(5,709)
CDX.NA.HY.46.V3	5.00	Quarterly	06/20/31	B	USD	26,905	1,512,217	1,269,517	242,700
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/31	BBB+	USD	80,687	1,765,523	1,638,433	127,090
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	B	EUR	1,581	144,249	146,778	(2,529)
							$ 3,315,997	$ 2,933,907	$ 382,090

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.91%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	09/11/26	MXN	10,608	$ (380)	$ 1	$ (381)
1-day TIIEFONDEO, 6.55%	Monthly	6.98%	Monthly	N/A	11/05/26	MXN	1,662	134	—	134
4.00%	At Termination	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	12/17/26	PLN	500	(2,761)	(22)	(2,739)
6.66%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	12/17/26	ZAR	6,727	808	1	807
6.72%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	12/17/26	ZAR	4,973	504	(58)	562
13.70%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	182	179	—	179
13.86%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	131	132	—	132
13.88%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	1,114	1,074	1	1,073
1-day SOFR, 3.66%	At Termination	3.50%	At Termination	N/A	06/10/27	USD	18,983	(90,864)	29	(90,893)
3-mo. JIBAR, 6.98%	Quarterly	7.31%	Quarterly	09/16/26 (a)	09/16/27	ZAR	3,611	(269)	1	(270)
1-day SOFR, 3.66%	At Termination	3.23%	At Termination	12/11/26 (a)	12/11/27	USD	9,417	(88,763)	17	(88,780)
3.88%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	12/17/27	PLN	984	(4,446)	(84)	(4,362)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.95%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	12/17/27	PLN	562	$ (2,745)	$ (99)	$ (2,646)
6-mo. BUBOR, 5.55%	Semi-Annual	6.25%	Annual	N/A	12/17/27	HUF	70,333	8,702	1	8,701
6.55%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	12/17/27	ZAR	1,729	1,238	—	1,238
1-day BZDIOVER, 0.05%	At Termination	13.40%	At Termination	N/A	01/03/28	BRL	3,370	(5,567)	3	(5,570)
1-day BZDIOVER, 0.05%	At Termination	13.75%	At Termination	N/A	01/03/28	BRL	688	(402)	—	(402)
1-day BZDIOVER, 0.05%	At Termination	13.80%	At Termination	N/A	01/03/28	BRL	342	(161)	—	(161)
1-day BZDIOVER, 0.05%	At Termination	14.01%	At Termination	N/A	01/03/28	BRL	1,443	500	1	499
14.04%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/03/28	BRL	4,351	(1,873)	3	(1,876)
3.32%	Quarterly	3-mo. KLIBOR, 3.45%	Quarterly	N/A	03/18/28	MYR	1,157	1,130	1	1,129
3.49%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	03/18/28	PLN	114	346	—	346
6-mo. BUBOR, 5.55%	Semi-Annual	5.76%	Annual	N/A	03/18/28	HUF	8,208	1	—	1
6.98%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	06/15/28	MXN	7,692	806	1	805
3-mo. KRW CDC, 2.95%	Quarterly	3.71%	Quarterly	N/A	06/17/28	KRW	88,336	86	—	86
3-mo. KRW CDC, 2.95%	Quarterly	3.77%	Quarterly	N/A	06/26/28	KRW	1,210,500	1,867	4	1,863
2.93%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/28	EUR	3,080	9,301	1,924	7,377
2.95%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/28	EUR	14,865	37,982	10,648	27,334
1-day SOFR, 3.66%	Annual	3.99%	Annual	09/16/26 (a)	09/16/28	USD	14,304	(44,027)	(7,996)	(36,031)
3-mo. KRW CDC, 2.95%	Quarterly	3.99%	Quarterly	09/16/26 (a)	09/16/28	KRW	186,395	528	1	527
1-day SOFR, 3.66%	Annual	4.02%	Annual	09/16/26 (a)	09/16/28	USD	14,220	(34,624)	7,020	(41,644)
1-day SOFR, 3.66%	Annual	4.03%	Annual	09/16/26 (a)	09/16/28	USD	13,520	(31,994)	(8,579)	(23,415)
1-day SOFR, 3.66%	Annual	4.07%	Annual	09/16/26 (a)	09/16/28	USD	41,560	(60,942)	9,931	(70,873)
1-day SOFR, 3.66%	Annual	4.07%	Annual	09/16/26 (a)	09/16/28	USD	27,715	(42,636)	15,261	(57,897)
1-day SONIA, 3.73%	Annual	4.26%	Annual	09/16/26 (a)	09/16/28	GBP	10,160	(17,150)	(18,923)	1,773
6-mo. PRIBOR, 3.95%	Semi-Annual	4.31%	Annual	09/16/26 (a)	09/16/28	CZK	6,264	(672)	2	(674)
1-day SONIA, 3.73%	Annual	4.32%	Annual	09/16/26 (a)	09/16/28	GBP	10,805	(3,200)	12,210	(15,410)
1-day SONIA, 3.73%	Annual	4.37%	Annual	09/16/26 (a)	09/16/28	GBP	10,400	9,911	14,460	(4,549)
1-day SONIA, 3.73%	Annual	4.45%	Annual	09/16/26 (a)	09/16/28	GBP	9,998	29,108	(12,655)	41,763
1-day SONIA, 3.73%	Annual	4.49%	Annual	09/16/26 (a)	09/16/28	GBP	31,520	127,388	57,880	69,508
1-day COOIS, 11.19%	Quarterly	11.74%	Quarterly	09/16/26 (a)	09/16/28	COP	861,656	2,367	1	2,366
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	909	418	1	417
1-day BZDIOVER, 0.05%	At Termination	13.02%	At Termination	N/A	01/02/29	BRL	526	(3,637)	1	(3,638)
1-day BZDIOVER, 0.05%	At Termination	14.11%	At Termination	N/A	01/02/29	BRL	5,000	1,888	4	1,884
1-day BZDIOVER, 0.05%	At Termination	14.11%	At Termination	N/A	01/02/29	BRL	5,000	1,729	4	1,725
1-day BZDIOVER, 0.05%	At Termination	14.12%	At Termination	N/A	01/02/29	BRL	8,000	3,104	6	3,098
1-day BZDIOVER, 0.05%	At Termination	14.30%	At Termination	N/A	01/02/29	BRL	7,000	8,453	6	8,447
1-day BZDIOVER, 0.05%	At Termination	14.39%	At Termination	N/A	01/02/29	BRL	4,000	6,325	3	6,322
1-day BZDIOVER, 0.05%	At Termination	14.41%	At Termination	N/A	01/02/29	BRL	4,770	8,292	4	8,288
1-day BZDIOVER, 0.05%	At Termination	14.49%	At Termination	N/A	01/02/29	BRL	5,000	10,045	4	10,041
1-day BZDIOVER, 0.05%	At Termination	14.54%	At Termination	N/A	01/02/29	BRL	9,000	20,067	8	20,059
1-day BZDIOVER, 0.05%	At Termination	14.59%	At Termination	N/A	01/02/29	BRL	12,000	30,543	10	30,533
1-day BZDIOVER, 0.05%	At Termination	14.65%	At Termination	N/A	01/02/29	BRL	9,000	25,369	8	25,361
1-day BZDIOVER, 0.05%	At Termination	14.82%	At Termination	N/A	01/02/29	BRL	7,000	25,551	6	25,545
1-day MIBOR, 6.64%	Semi-Annual	5.98%	Semi-Annual	N/A	06/29/29	INR	52,360	(2,866)	5	(2,871)
7.57%	Annual	1-day ZARONIA, 6.86%	Annual	09/16/26 (a)	09/16/29	ZAR	6,918	561	4	557
11.19%	Quarterly	1-day COOIS, 11.19%	Quarterly	09/16/26 (a)	09/16/30	COP	475,550	(2,941)	1	(2,942)
1-day TIIEFONDEO, 6.55%	Monthly	7.28%	Monthly	N/A	10/31/30	MXN	784	(652)	—	(652)
1-day TIIEFONDEO, 6.55%	Monthly	7.32%	Monthly	N/A	11/05/30	MXN	671	(509)	—	(509)
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	791	669	1	668
6-mo. PRIBOR, 3.95%	Semi-Annual	3.89%	Annual	N/A	12/17/30	CZK	4,828	(887)	3	(890)
4.05%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	12/17/30	PLN	223	(534)	(19)	(515)
1-day MIBOR, 6.64%	Semi-Annual	5.71%	Semi-Annual	N/A	12/17/30	INR	10,584	(2,526)	2	(2,528)
6-mo. BUBOR, 5.55%	Semi-Annual	6.29%	Annual	N/A	12/17/30	HUF	10,360	2,192	—	2,192
6.86%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	12/17/30	ZAR	5,092	9,190	3	9,187
6.87%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	12/17/30	ZAR	2,404	4,311	2	4,309
1-day TIIEFONDEO, 6.55%	Monthly	7.53%	Monthly	N/A	01/03/31	MXN	558	(210)	—	(210)
3.58%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	N/A	03/18/31	CZK	584	1,073	—	1,073
3.62%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	N/A	03/18/31	CZK	586	1,032	—	1,032
6-mo. PRIBOR, 3.95%	Semi-Annual	3.74%	Annual	N/A	03/18/31	CZK	1,332	(1,978)	1	(1,979)
6-mo. BUBOR, 5.55%	Semi-Annual	5.98%	Annual	N/A	03/18/31	HUF	1,693	128	—	128

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.69%	Quarterly	3-mo. JIBAR, 6.98%	Quarterly	N/A	03/18/31	ZAR	761	$ 1,816	$ 1	$ 1,815
1-day TIIEFONDEO, 6.55%	Monthly	7.68%	Monthly	N/A	04/07/31	MXN	1,779	(200)	1	(201)
7.55%	Monthly	1-day TIIEFONDEO, 6.55%	Monthly	N/A	04/10/31	MXN	1,996	823	1	822
2.00%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	06/17/31	THB	2,738	(1,121)	1	(1,122)
2.00%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	06/17/31	THB	6,389	(2,637)	3	(2,640)
4.12%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	06/17/31	PLN	474	1,436	1	1,435
4.22%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	06/17/31	PLN	365	676	1	675
6-mo. PRIBOR, 3.95%	Semi-Annual	4.31%	Annual	N/A	06/17/31	CZK	2,100	(753)	1	(754)
6-mo. PRIBOR, 3.95%	Semi-Annual	4.31%	Annual	N/A	06/17/31	CZK	1,035	(382)	1	(383)
4.40%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	N/A	06/17/31	PLN	183	(59)	1	(60)
6-mo. PRIBOR, 3.95%	Semi-Annual	4.44%	Annual	N/A	06/17/31	CZK	1,027	(88)	1	(89)
6-mo. PRIBOR, 3.95%	Semi-Annual	4.59%	Annual	N/A	06/17/31	CZK	680	169	—	169
6-mo. PRIBOR, 3.95%	Semi-Annual	4.61%	Annual	N/A	06/17/31	CZK	679	199	—	199
1-day MIBOR, 6.64%	Semi-Annual	6.51%	Semi-Annual	N/A	06/17/31	INR	8,328	569	1	568
7.66%	Monthly	28-day MXIBTIIE, 6.76%	Monthly	N/A	07/09/31	MXN	2,250	581	1	580
1-day TIIEFONDEO, 6.55%	Monthly	7.77%	Monthly	09/17/26 (a)	09/11/31	MXN	43,324	(8,528)	23	(8,551)
28-day MXIBTIIE, 6.76%	Monthly	7.81%	Monthly	09/17/26 (a)	09/11/31	MXN	16,000	(1,430)	8	(1,438)
28-day MXIBTIIE, 6.76%	Monthly	7.82%	Monthly	09/17/26 (a)	09/11/31	MXN	52,000	(3,404)	27	(3,431)
28-day MXIBTIIE, 6.76%	Monthly	7.85%	Monthly	09/17/26 (a)	09/11/31	MXN	32,000	198	17	181
28-day MXIBTIIE, 6.76%	Monthly	7.91%	Monthly	09/17/26 (a)	09/11/31	MXN	37,000	5,090	19	5,071
28-day MXIBTIIE, 6.76%	Monthly	7.92%	Monthly	09/17/26 (a)	09/11/31	MXN	26,000	4,500	13	4,487
28-day MXIBTIIE, 6.76%	Monthly	7.96%	Monthly	09/17/26 (a)	09/11/31	MXN	31,000	8,337	16	8,321
1-day TIIEFONDEO, 6.55%	Monthly	8.32%	Monthly	09/17/26 (a)	09/11/31	MXN	6,000	6,802	3	6,799
1-day TIIEFONDEO, 6.55%	Monthly	8.34%	Monthly	09/17/26 (a)	09/11/31	MXN	6,000	7,060	3	7,057
1-day TIIEFONDEO, 6.55%	Monthly	8.35%	Monthly	09/17/26 (a)	09/11/31	MXN	15,248	18,305	8	18,297
1-day TIIEFONDEO, 6.55%	Monthly	8.37%	Monthly	09/17/26 (a)	09/11/31	MXN	30,505	38,079	16	38,063
1-day TIIEFONDEO, 6.55%	Monthly	8.37%	Monthly	09/17/26 (a)	09/11/31	MXN	58,000	72,927	30	72,897
1-day TIIEFONDEO, 6.55%	Monthly	8.39%	Monthly	09/17/26 (a)	09/11/31	MXN	42,000	53,933	23	53,910
1-day TIIEFONDEO, 6.55%	Monthly	8.44%	Monthly	09/17/26 (a)	09/11/31	MXN	29,000	41,049	15	41,034
1-day SSARON, (0.05%)	Annual	0.43%	Annual	09/16/26 (a)	09/16/31	CHF	1,000	(1,908)	478	(2,386)
1-day SSARON, (0.05%)	Annual	0.47%	Annual	09/16/26 (a)	09/16/31	CHF	1,000	857	1,185	(328)
1-day SSARON, (0.05%)	Annual	0.52%	Annual	09/16/26 (a)	09/16/31	CHF	1,000	4,041	(744)	4,785
1-day SSARON, (0.05%)	Annual	0.54%	Annual	09/16/26 (a)	09/16/31	CHF	1,000	5,315	473	4,842
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.47%	Quarterly	09/16/26 (a)	09/16/31	CNY	10,000	255	16	239
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.48%	Quarterly	09/16/26 (a)	09/16/31	CNY	6,984	673	11	662
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.48%	Quarterly	09/16/26 (a)	09/16/31	CNY	2,016	180	3	177
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.55%	Quarterly	09/16/26 (a)	09/16/31	CNY	5,454	3,157	9	3,148
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.56%	Quarterly	09/16/26 (a)	09/16/31	CNY	36,000	24,028	58	23,970
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.56%	Quarterly	09/16/26 (a)	09/16/31	CNY	8,320	5,406	14	5,392
1.56%	Quarterly	China Fixing Repo Rates 7-day, 1.46%	Quarterly	09/16/26 (a)	09/16/31	CNY	1,060	(689)	1	(690)
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.56%	Quarterly	09/16/26 (a)	09/16/31	CNY	7,680	4,881	13	4,868
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.57%	Quarterly	09/16/26 (a)	09/16/31	CNY	1,000	694	2	692
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.58%	Quarterly	09/16/26 (a)	09/16/31	CNY	5,000	3,887	8	3,879
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.58%	Quarterly	09/16/26 (a)	09/16/31	CNY	41,000	32,454	67	32,387
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.58%	Quarterly	09/16/26 (a)	09/16/31	CNY	17,000	13,698	28	13,670
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.60%	Quarterly	09/16/26 (a)	09/16/31	CNY	11,000	10,502	18	10,484
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.60%	Quarterly	09/16/26 (a)	09/16/31	CNY	7,000	6,559	11	6,548
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.60%	Quarterly	09/16/26 (a)	09/16/31	CNY	37,000	$ 33,933	$ 61	$ 33,872
1.61%	Quarterly	China Fixing Repo Rates 7-day, 1.46%	Quarterly	09/16/26 (a)	09/16/31	CNY	4,050	(4,096)	7	(4,103)
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.61%	Quarterly	09/16/26 (a)	09/16/31	CNY	19,500	19,862	32	19,830
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.61%	Quarterly	09/16/26 (a)	09/16/31	CNY	19,500	19,931	32	19,899
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.62%	Quarterly	09/16/26 (a)	09/16/31	CNY	30,000	31,621	49	31,572
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.62%	Quarterly	09/16/26 (a)	09/16/31	CNY	21,000	21,985	34	21,951
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.62%	Quarterly	09/16/26 (a)	09/16/31	CNY	24,000	26,148	39	26,109
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.64%	Quarterly	09/16/26 (a)	09/16/31	CNY	9,000	11,178	15	11,163
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.65%	Quarterly	09/16/26 (a)	09/16/31	CNY	53,000	66,765	85	66,680
1.72%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	70,794	6,719	23	6,696
1.72%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	80,205	7,705	26	7,679
1.77%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	16,000	248	6	242
1.77%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	48,000	710	16	694
1.78%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	21,000	68	7	61
1.79%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	53,000	(396)	18	(414)
1.81%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	69,000	(2,871)	24	(2,895)
1.81%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	17,808	(625)	6	(631)
1.82%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	29,000	(1,374)	10	(1,384)
1.83%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	15,096	(977)	5	(982)
1.83%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	15,096	(988)	5	(993)
1.85%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	26,000	(2,623)	9	(2,632)
1.86%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	3,000	(316)	66	(382)
1.87%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	26,433	(3,164)	9	(3,173)
1.89%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	56,000	(8,484)	20	(8,504)
1.89%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	30,600	(4,880)	10	(4,890)
1.90%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	20,400	(3,533)	7	(3,540)
1.93%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	84,173	(18,434)	29	(18,463)
1.99%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	10,710	(3,156)	4	(3,160)
2.01%	Semi-Annual	1-day SORA, 0.83%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	204	433	1	432
2.03%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	10,290	(3,694)	4	(3,698)
2.04%	Semi-Annual	1-day SORA, 0.83%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	2,796	2,719	25	2,694
2.04%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	19,408	(7,192)	7	(7,199)
2.05%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	17,987	(6,887)	6	(6,893)
2.06%	Semi-Annual	1-day SORA, 0.83%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	2,000	682	18	664
2.08%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	11,000	(4,716)	4	(4,720)
2.13%	Semi-Annual	1-day SORA, 0.83%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	182	(445)	1	(446)
2.13%	Semi-Annual	1-day SORA, 0.83%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	218	(517)	2	(519)
3-mo. TAIBOR, 1.68%	Quarterly	2.24%	Quarterly	09/16/26 (a)	09/16/31	TWD	39,000	(7,050)	14	(7,064)
3-mo. TAIBOR, 1.68%	Quarterly	2.30%	Quarterly	09/16/26 (a)	09/16/31	TWD	26,000	(2,488)	9	(2,497)
3-mo. TAIBOR, 1.68%	Quarterly	2.30%	Quarterly	09/16/26 (a)	09/16/31	TWD	76,254	(7,981)	26	(8,007)
3-mo. TAIBOR, 1.68%	Quarterly	2.31%	Quarterly	09/16/26 (a)	09/16/31	TWD	5,000	(451)	2	(453)
3-mo. TAIBOR, 1.68%	Quarterly	2.33%	Quarterly	09/16/26 (a)	09/16/31	TWD	14,537	(831)	5	(836)
3-mo. TAIBOR, 1.68%	Quarterly	2.35%	Quarterly	09/16/26 (a)	09/16/31	TWD	2,000	(67)	1	(68)
3-mo. TAIBOR, 1.68%	Quarterly	2.35%	Quarterly	09/16/26 (a)	09/16/31	TWD	19,345	(572)	7	(579)
3-mo. TAIBOR, 1.68%	Quarterly	2.35%	Quarterly	09/16/26 (a)	09/16/31	TWD	19,118	(697)	7	(704)
3-mo. TAIBOR, 1.68%	Quarterly	2.37%	Quarterly	09/16/26 (a)	09/16/31	TWD	26,000	(160)	9	(169)
3-mo. TAIBOR, 1.68%	Quarterly	2.37%	Quarterly	09/16/26 (a)	09/16/31	TWD	19,000	(39)	6	(45)
3-mo. TAIBOR, 1.68%	Quarterly	2.41%	Quarterly	09/16/26 (a)	09/16/31	TWD	18,000	931	6	925
3-mo. TAIBOR, 1.68%	Quarterly	2.43%	Quarterly	09/16/26 (a)	09/16/31	TWD	1,000	74	—	74
3-mo. TAIBOR, 1.68%	Quarterly	2.44%	Quarterly	09/16/26 (a)	09/16/31	TWD	7,000	661	2	659
3-mo. TAIBOR, 1.68%	Quarterly	2.46%	Quarterly	09/16/26 (a)	09/16/31	TWD	16,380	1,862	6	1,856
3-mo. TAIBOR, 1.68%	Quarterly	2.50%	Quarterly	09/16/26 (a)	09/16/31	TWD	18,620	3,151	7	3,144

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.74%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	16,740	$ 321,936	$ (66,024)	$ 387,960
2.79%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	33,089	3,389	29,700
2.79%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	16,534	564	15,970
2.79%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	32,608	332	32,276
2.81%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	12,000	182,005	(845)	182,850
2.81%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	3,000	45,822	1,754	44,068
2.82%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	29,310	26	29,284
2.83%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	28,537	(83)	28,620
2.84%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	27,266	4,425	22,841
2.85%	Annual	3-mo. STIBOR, 2.04%	Quarterly	09/16/26 (a)	09/16/31	SEK	3,000	976	(20)	996
2.85%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	4,835	64,486	2,734	61,752
2.86%	Annual	3-mo. STIBOR, 2.04%	Quarterly	09/16/26 (a)	09/16/31	SEK	3,000	821	122	699
2.86%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	25,467	(860)	26,327
2.86%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	9,860	124,189	22,821	101,368
2.87%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	12,310	(3,529)	15,839
2.88%	Annual	3-mo. STIBOR, 2.04%	Quarterly	09/16/26 (a)	09/16/31	SEK	7,000	964	1,754	(790)
2.88%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	4,000	47,271	3,902	43,369
2.88%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	23,350	560	22,790
2.88%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	23,265	18	23,247
2.90%	Annual	3-mo. STIBOR, 2.04%	Quarterly	09/16/26 (a)	09/16/31	SEK	25,000	2,109	(1,598)	3,707
2.90%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	21,328	484	20,844
2.91%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	10,140	(28)	10,168
2.92%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	4,000	38,231	5,445	32,786
2.93%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	8,965	13	8,952
2.93%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	18,163	11,763	6,400
2.94%	Annual	3-mo. STIBOR, 2.04%	Quarterly	09/16/26 (a)	09/16/31	SEK	37,000	(5,629)	3,315	(8,944)
2.96%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	7,689	939	6,750
2.96%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	8,000	59,702	(225)	59,927
2.96%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	7,245	13	7,232
2.97%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	700	4,992	(4,699)	9,691
2.97%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	6,699	(2,767)	9,466
6-mo. EURIBOR, 2.71%	Semi-Annual	2.97%	Annual	09/16/26 (a)	09/16/31	EUR	930	(6,192)	(773)	(5,419)
2.98%	Annual	3-mo. STIBOR, 2.04%	Quarterly	09/16/26 (a)	09/16/31	SEK	27,000	(9,300)	831	(10,131)
6-mo. EURIBOR, 2.71%	Semi-Annual	2.98%	Annual	09/16/26 (a)	09/16/31	EUR	5,055	(32,103)	(8,776)	(23,327)
2.99%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	3,000	17,082	1,955	15,127
3.01%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	9,342	152	9,190
3.02%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	4,017	(211)	4,228
3.02%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	4,127	43	4,084
3.02%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	8,814	11	8,803
3.02%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	5,000	22,197	64	22,133
3.02%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	3,000	12,621	444	12,177
3.03%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	3,900	(591)	4,491
3.04%	Annual	3-mo. STIBOR, 2.04%	Quarterly	09/16/26 (a)	09/16/31	SEK	7,000	(4,426)	(17)	(4,409)
3.04%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	10,240	34,853	(5,575)	40,428
1-day CORRA, 2.25%	Semi-Annual	3.05%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	4,000	(12,855)	(15,832)	2,977
1-day CORRA, 2.25%	Semi-Annual	3.05%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	8,000	(25,186)	63	(25,249)
1-day CORRA, 2.25%	Semi-Annual	3.05%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	8,000	(26,169)	63	(26,232)
3.05%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	2,788	325	2,463
3.06%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,810	4,246	1,727	2,519
1-day CORRA, 2.25%	Semi-Annual	3.07%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	1,000	(2,394)	756	(3,150)
3.07%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	1,872	13	1,859
1-day SHIR, 3.50%	Annual	3.08%	Annual	09/16/26 (a)	09/16/31	ILS	1,000	(5,464)	3	(5,467)
3.08%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	5,000	4,413	1,705	2,708
1-day CORRA, 2.25%	Semi-Annual	3.09%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	4,000	(8,002)	(71)	(7,931)
1-day SHIR, 3.50%	Annual	3.09%	Annual	09/16/26 (a)	09/16/31	ILS	3,000	(15,860)	11	(15,871)
3.09%	Annual	3-mo. STIBOR, 2.04%	Quarterly	09/16/26 (a)	09/16/31	SEK	6,000	(5,085)	324	(5,409)
3.14%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	4,465	(8,597)	(8,330)	(267)
1-day CORRA, 2.25%	Semi-Annual	3.15%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	2,000	(1)	3,426	(3,427)
1-day SHIR, 3.50%	Annual	3.18%	Annual	09/16/26 (a)	09/16/31	ILS	2,000	(7,930)	8	(7,938)
1-day SHIR, 3.50%	Annual	3.19%	Annual	09/16/26 (a)	09/16/31	ILS	1,000	(3,855)	183	(4,038)
1-day SHIR, 3.50%	Annual	3.20%	Annual	09/16/26 (a)	09/16/31	ILS	2,000	(7,355)	7	(7,362)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SHIR, 3.50%	Annual	3.22%	Annual	09/16/26 (a)	09/16/31	ILS	2,000	$ (6,602)	$ 7	$ (6,609)
1-day CORRA, 2.25%	Semi-Annual	3.24%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	1,000	3,115	4,242	(1,127)
1-day SHIR, 3.50%	Annual	3.26%	Annual	09/16/26 (a)	09/16/31	ILS	1,000	(2,710)	4	(2,714)
1-day SHIR, 3.50%	Annual	3.32%	Annual	09/16/26 (a)	09/16/31	ILS	1,000	(1,906)	3	(1,909)
1-day SHIR, 3.50%	Annual	3.33%	Annual	09/16/26 (a)	09/16/31	ILS	1,000	(1,773)	4	(1,777)
1-day SHIR, 3.50%	Annual	3.41%	Annual	09/16/26 (a)	09/16/31	ILS	1,500	(777)	6	(783)
3.43%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	10	322	257	65
3.51%	Quarterly	3-mo. HIBOR, 2.93%	Quarterly	09/16/26 (a)	09/16/31	HKD	1,000	656	1	655
1-day SHIR, 3.50%	Annual	3.72%	Annual	09/16/26 (a)	09/16/31	ILS	1,000	3,970	4	3,966
3.85%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	12,140	163,303	14,427	148,876
3-mo. KRW CDC, 2.95%	Quarterly	3.88%	Quarterly	09/16/26 (a)	09/16/31	KRW	268,000	(958)	2	(960)
3-mo. KRW CDC, 2.95%	Quarterly	3.91%	Quarterly	09/16/26 (a)	09/16/31	KRW	977,500	(2,651)	8	(2,659)
3-mo. KRW CDC, 2.95%	Quarterly	3.91%	Quarterly	09/16/26 (a)	09/16/31	KRW	4,610,000	(11,667)	33	(11,700)
3.93%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	6,050	60,717	12,024	48,693
3-mo. KRW CDC, 2.95%	Quarterly	3.94%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,653,000	(2,873)	12	(2,885)
3-mo. KRW CDC, 2.95%	Quarterly	3.94%	Quarterly	09/16/26 (a)	09/16/31	KRW	726,000	(1,181)	5	(1,186)
3-mo. KRW CDC, 2.95%	Quarterly	3.94%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,058,390	(1,789)	8	(1,797)
3.95%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	6,042	56,651	524	56,127
3-mo. KRW CDC, 2.95%	Quarterly	3.96%	Quarterly	09/16/26 (a)	09/16/31	KRW	4,703,000	(4,948)	35	(4,983)
3-mo. KRW CDC, 2.95%	Quarterly	3.97%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,003,000	(681)	7	(688)
3-mo. KRW CDC, 2.95%	Quarterly	3.97%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,058,390	(742)	8	(750)
3.98%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	5,760	46,435	13,323	33,112
3.98%	Annual	6-mo. WIBOR, 3.84%	Semi-Annual	09/16/26 (a)	09/16/31	PLN	769	3,859	2	3,857
3-mo. KRW CDC, 2.95%	Quarterly	3.99%	Quarterly	09/16/26 (a)	09/16/31	KRW	2,336,000	78	17	61
3-mo. KRW CDC, 2.95%	Quarterly	3.99%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,221,220	119	9	110
3-mo. KRW CDC, 2.95%	Quarterly	4.00%	Quarterly	09/16/26 (a)	09/16/31	KRW	2,116,000	408	16	392
3-mo. KRW CDC, 2.95%	Quarterly	4.02%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,452,000	1,439	11	1,428
4.03%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	6,033	33,025	10,509	22,516
4.03%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	17,730	97,996	(4,298)	102,294
3-mo. KRW CDC, 2.95%	Quarterly	4.03%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,249,000	1,716	9	1,707
3-mo. KRW CDC, 2.95%	Quarterly	4.03%	Quarterly	09/16/26 (a)	09/16/31	KRW	3,472,000	3,795	26	3,769
4.04%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	11,814	59,463	(6,195)	65,658
3-mo. KRW CDC, 2.95%	Quarterly	4.05%	Quarterly	09/16/26 (a)	09/16/31	KRW	2,312,000	4,468	17	4,451
3-mo. KRW CDC, 2.95%	Quarterly	4.06%	Quarterly	09/16/26 (a)	09/16/31	KRW	3,160,431	6,763	23	6,740
4.07%	Quarterly	3-mo. KRW CDC, 2.95%	Quarterly	09/16/26 (a)	09/16/31	KRW	156,605	(370)	1	(371)
3-mo. KRW CDC, 2.95%	Quarterly	4.07%	Quarterly	09/16/26 (a)	09/16/31	KRW	5,244,000	13,983	38	13,945
4.08%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	3,000	10,106	(2,854)	12,960
3-mo. KRW CDC, 2.95%	Quarterly	4.08%	Quarterly	09/16/26 (a)	09/16/31	KRW	5,624,000	15,805	42	15,763
3-mo. KRW CDC, 2.95%	Quarterly	4.08%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,374,100	4,015	10	4,005
3-mo. KRW CDC, 2.95%	Quarterly	4.09%	Quarterly	09/16/26 (a)	09/16/31	KRW	4,097,468	12,496	30	12,466
3-mo. KRW CDC, 2.95%	Quarterly	4.09%	Quarterly	09/16/26 (a)	09/16/31	KRW	3,778,000	12,185	29	12,156
3-mo. KRW CDC, 2.95%	Quarterly	4.11%	Quarterly	09/16/26 (a)	09/16/31	KRW	2,687,000	10,467	20	10,447
4.12%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	2,000	3,252	249	3,003
4.13%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	1,000	1,090	1,258	(168)
3-mo. KRW CDC, 2.95%	Quarterly	4.15%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,296,000	6,662	10	6,652
3-mo. KRW CDC, 2.95%	Quarterly	4.19%	Quarterly	09/16/26 (a)	09/16/31	KRW	101,988	643	1	642
4.19%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	09/16/26 (a)	09/16/31	CZK	13,000	9,461	7	9,454
3-mo. KRW CDC, 2.95%	Quarterly	4.21%	Quarterly	09/16/26 (a)	09/16/31	KRW	499,012	3,497	4	3,493
4.21%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	09/16/26 (a)	09/16/31	CZK	6,000	4,109	3	4,106
4.22%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	09/16/26 (a)	09/16/31	CZK	27,000	17,680	14	17,666
6-mo. PRIBOR, 3.95%	Semi-Annual	4.23%	Annual	09/16/26 (a)	09/16/31	CZK	3,722	(2,381)	2	(2,383)
4.31%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	4,460	24,637	22,210	2,427
6-mo. WIBOR, 3.84%	Semi-Annual	4.31%	Annual	09/16/26 (a)	09/16/31	PLN	1,000	(1,246)	3	(1,249)
4.32%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	4,635	24,425	(7,872)	32,297
4.36%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	09/16/26 (a)	09/16/31	CZK	4,000	1,452	2	1,450
4.37%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	09/16/26 (a)	09/16/31	CZK	3,000	1,041	2	1,039
4.40%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	8,920	5,471	(7,222)	12,693
1-day SONIA, 3.73%	Annual	4.41%	Annual	09/16/26 (a)	09/16/31	GBP	7,000	1,782	3,317	(1,535)
4.42%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	4,014	(3,336)	15,532	(18,868)
4.49%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	13,550	(69,381)	(46,534)	(22,847)
6-mo. WIBOR, 3.84%	Semi-Annual	4.50%	Annual	09/16/26 (a)	09/16/31	PLN	3,000	3,093	9	3,084

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. WIBOR, 3.84%	Semi-Annual	4.54%	Annual	09/16/26 (a)	09/16/31	PLN	6,000	$ 8,649	$ 18	$ 8,631
4.57%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	09/16/26 (a)	09/16/31	CZK	2,665	(233)	2	(235)
4.76%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	2,410	5,645	19	5,626
6-mo. WIBOR, 3.84%	Semi-Annual	4.77%	Annual	09/16/26 (a)	09/16/31	PLN	1,000	4,138	3	4,135
4.78%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	3,375	6,442	27	6,415
4.79%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	1,000	1,490	8	1,482
4.83%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	3,476	1,301	27	1,274
4.84%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	2,086	199	16	183
4.84%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	3,382	218	26	192
4.84%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	3,476	(422)	27	(449)
4.85%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	580	(205)	5	(210)
4.85%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	900	(277)	7	(284)
6-mo. WIBOR, 3.84%	Semi-Annual	4.85%	Annual	09/16/26 (a)	09/16/31	PLN	2,000	10,293	6	10,287
4.86%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	1,100	(645)	9	(654)
6-mo. WIBOR, 3.84%	Semi-Annual	4.86%	Annual	09/16/26 (a)	09/16/31	PLN	1,000	5,252	3	5,249
6.53%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	09/16/26 (a)	09/16/31	INR	50,000	(2,391)	6	(2,397)
6.61%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	09/16/26 (a)	09/16/31	INR	78,000	(6,345)	9	(6,354)
6.62%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	09/16/26 (a)	09/16/31	INR	78,000	(6,619)	9	(6,628)
6.90%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	09/16/26 (a)	09/16/31	INR	87,224	(17,859)	10	(17,869)
6.94%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	09/16/26 (a)	09/16/31	INR	82,862	(18,368)	10	(18,378)
6.95%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	09/16/26 (a)	09/16/31	INR	52,138	(11,737)	6	(11,743)
6.97%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	09/16/26 (a)	09/16/31	INR	249,000	(58,728)	29	(58,757)
6.98%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	09/16/26 (a)	09/16/31	INR	95,874	(23,086)	11	(23,097)
7.00%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	09/16/26 (a)	09/16/31	INR	81,126	(20,180)	9	(20,189)
3-mo. JIBAR, 6.98%	Quarterly	7.41%	Quarterly	09/16/26 (a)	09/16/31	ZAR	2,348	(2,080)	2	(2,082)
7.70%	Annual	1-day ZARONIA, 6.86%	Annual	09/16/26 (a)	09/16/31	ZAR	85,350	25,297	57	25,240
7.74%	Annual	1-day ZARONIA, 6.86%	Annual	09/16/26 (a)	09/16/31	ZAR	14,000	2,514	10	2,504
7.75%	Annual	1-day ZARONIA, 6.86%	Annual	09/16/26 (a)	09/16/31	ZAR	85,350	14,910	57	14,853
3.51%	Quarterly	3-mo. KLIBOR, 3.45%	Quarterly	09/17/26 (a)	09/17/31	MYR	655	1,460	2	1,458
3.51%	Quarterly	3-mo. KLIBOR, 3.45%	Quarterly	09/17/26 (a)	09/17/31	MYR	655	1,431	2	1,429
3.60%	Quarterly	3-mo. KLIBOR, 3.45%	Quarterly	09/17/26 (a)	09/17/31	MYR	700	827	2	825
3-mo. JIBAR, 6.98%	Quarterly	7.47%	Quarterly	09/16/26 (a)	09/16/33	ZAR	875	(1,539)	1	(1,540)
3-mo. JIBAR, 6.98%	Quarterly	7.62%	Quarterly	09/16/26 (a)	09/16/33	ZAR	2,042	(2,577)	1	(2,578)
1-day TIIEFONDEO, 6.55%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	627	77	1	76
1-day TIIEFONDEO, 6.55%	Monthly	8.00%	Monthly	N/A	12/28/35	MXN	111	(102)	—	(102)
3.87%	Quarterly	3-mo. KRW CDC, 2.95%	Quarterly	N/A	06/17/36	KRW	20,613	242	—	242
6-mo. BUBOR, 5.55%	Semi-Annual	5.49%	Annual	06/18/31 (a)	06/18/36	HUF	9,785	490	—	490
6-mo. BUBOR, 5.55%	Semi-Annual	5.54%	Annual	06/18/31 (a)	06/18/36	HUF	9,743	542	—	542
6-mo. BUBOR, 5.55%	Semi-Annual	5.65%	Annual	06/18/31 (a)	06/18/36	HUF	9,937	666	—	666
6-mo. EURIBOR, 2.71%	Semi-Annual	2.91%	Annual	N/A	07/02/36	EUR	680	(21,572)	(4,807)	(16,765)
6-mo. EURIBOR, 2.71%	Semi-Annual	3.14%	Annual	N/A	07/13/36	EUR	680	(6,476)	654	(7,130)
1-day THOR, 0.99%	Quarterly	2.07%	Quarterly	09/16/26 (a)	09/16/36	THB	3,044	(1,034)	2	(1,036)
1-day THOR, 0.99%	Quarterly	2.09%	Quarterly	09/16/26 (a)	09/16/36	THB	821	(238)	—	(238)
6-mo. EURIBOR, 2.71%	Semi-Annual	2.96%	Annual	09/16/26 (a)	09/16/36	EUR	8,550	(248,874)	33,361	(282,235)
6-mo. EURIBOR, 2.71%	Semi-Annual	3.08%	Annual	09/16/26 (a)	09/16/36	EUR	2,630	(44,661)	1,792	(46,453)
6-mo. EURIBOR, 2.71%	Semi-Annual	3.08%	Annual	09/16/26 (a)	09/16/36	EUR	5,310	(93,832)	(19,181)	(74,651)
6-mo. EURIBOR, 2.71%	Semi-Annual	3.14%	Annual	09/16/26 (a)	09/16/36	EUR	600	(6,612)	(2,423)	(4,189)
6-mo. EURIBOR, 2.71%	Semi-Annual	3.15%	Annual	09/16/26 (a)	09/16/36	EUR	510	(5,361)	1,023	(6,384)
6-mo. EURIBOR, 2.71%	Semi-Annual	3.16%	Annual	09/16/26 (a)	09/16/36	EUR	410	(3,913)	(50)	(3,863)
3.19%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/36	EUR	390	2,325	1,117	1,208
6-mo. EURIBOR, 2.71%	Semi-Annual	3.23%	Annual	09/16/26 (a)	09/16/36	EUR	5,660	(14,467)	8,338	(22,805)
3.26%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	09/16/26 (a)	09/16/36	EUR	265	(41)	(735)	694
3.91%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/36	USD	3,190	104,112	292	103,820
1-day SOFR, 3.66%	Annual	3.97%	Annual	09/16/26 (a)	09/16/36	USD	6,670	(183,645)	(15,142)	(168,503)
4.10%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/36	USD	130	2,228	334	1,894
1-day SONIA, 3.73%	Annual	4.26%	Annual	09/16/26 (a)	09/16/36	GBP	17,517	(742,602)	55,407	(798,009)
1-day SONIA, 3.73%	Annual	4.40%	Annual	09/16/26 (a)	09/16/36	GBP	320	(9,019)	(1,514)	(7,505)
4.44%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/36	GBP	270	6,491	6	6,485
1-day SONIA, 3.73%	Annual	4.56%	Annual	09/16/26 (a)	09/16/36	GBP	180	(1,881)	527	(2,408)
1-day SONIA, 3.73%	Annual	4.62%	Annual	09/16/26 (a)	09/16/36	GBP	2,490	(10,757)	(1,729)	(9,028)
6-mo. EURIBOR, 2.71%	Semi-Annual	3.26%	Annual	09/16/26 (a)	09/16/56	EUR	590	(9,851)	(5,576)	(4,275)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 2.71%	Semi-Annual	3.29%	Annual	09/16/26 (a)	09/16/56	EUR	1,195	$ (11,073)	$ 4,198	$ (15,271)
1-day SOFR, 3.66%	Annual	4.14%	Annual	09/16/26 (a)	09/16/56	USD	1,490	(88,656)	(3,527)	(85,129)
1-day SOFR, 3.66%	Annual	4.28%	Annual	09/16/26 (a)	09/16/56	USD	1,710	(61,916)	(4,644)	(57,272)
4.64%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	8,880	776,835	(16,236)	793,071
4.78%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	210	12,405	574	11,831
4.83%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	60	2,976	(388)	3,364
4.94%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	170	4,316	(779)	5,095
5.00%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	150	1,906	(519)	2,425
								$ 1,513,254	$ 93,616	$ 1,419,638

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00%	Quarterly	Barclays Bank PLC	12/20/27	USD	4	$ (122)	$ 63	$ (185)
American Electric Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	12/20/29	USD	176	(4,274)	(3,435)	(839)
American Express, Co.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	90	(2,315)	(1,794)	(521)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	87	(2,101)	(1,645)	(456)
							$ (8,812)	$ (6,811)	$ (2,001)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	17	$ 671	$ 247	$ 424
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	14	552	278	274
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	CC	EUR	77	6,487	6,245	242
iTraxx.XO.44 20-35%	5.00	Quarterly	Goldman Sachs International	12/20/30	CCC+	EUR	77	12,088	12,428	(340)
								$ 19,798	$ 19,198	$ 600

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day COOIS, 11.19%	Quarterly	10.78%	Quarterly	Goldman Sachs International	N/A	03/21/28	COP	107,478	$ (409)	$ —	$ (409)
1-day COOIS, 11.19%	Quarterly	11.00%	Quarterly	Citibank N.A.	N/A	09/18/28	COP	113,257	(151)	—	(151)
1-day COOIS, 11.19%	Quarterly	11.00%	Quarterly	Citibank N.A.	N/A	09/18/28	COP	174,546	(233)	—	(233)
1-day COOIS, 11.19%	Quarterly	11.20%	Quarterly	HSBC Bank PLC	N/A	09/18/28	COP	120,008	(28)	—	(28)
1-day COOIS, 11.19%	Quarterly	11.20%	Quarterly	HSBC Bank PLC	N/A	09/18/28	COP	77,868	(18)	—	(18)

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day CLP Interbank Rate, 26,738.25%	Semi-Annual	4.77%	Semi-Annual	Barclays Bank PLC	N/A	09/20/28	CLP	113,171	$ (279)	$ —	$ (279)
1-day CLP Interbank Rate, 26,738.25%	Semi-Annual	4.77%	Semi-Annual	Barclays Bank PLC	N/A	09/20/28	CLP	82,738	(204)	—	(204)
1-day COOIS, 11.19%	Quarterly	10.45%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/17/29	COP	225,307	(645)	—	(645)
1-day COOIS, 11.19%	Quarterly	10.46%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/17/29	COP	678,300	(1,907)	—	(1,907)
1-day COOIS, 11.19%	Quarterly	10.47%	Quarterly	Citibank N.A.	N/A	09/17/29	COP	455,207	(1,237)	—	(1,237)
1-day COOIS, 11.19%	Quarterly	10.81%	Quarterly	HSBC Bank PLC	N/A	09/17/29	COP	192,824	(8)	—	(8)
10.60%	Quarterly	1-day COOIS, 11.19%	Quarterly	Goldman Sachs International	N/A	03/18/30	COP	59,448	84	—	84
5.42%	Semi-Annual	1-day CLP Interbank Rate, 26,738.25%	Semi-Annual	BNP Paribas SA	N/A	06/17/36	CLP	40,835	456	—	456
									$ (4,579)	$ —	$ (4,579)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.85%, 3.66%	At Termination	Morgan Stanley & Co. International PLC	N/A	09/18/26	USD	6,700	$ 59,770	$ —	$ 59,770
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.65%, 3.66%	At Termination	Bank of America N.A.	N/A	09/18/26	USD	1,109	(3,133)	—	(3,133)
1-day SOFR minus 0.40%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	09/18/26	USD	3,863	(36,443)	—	(36,443)
1-day SOFR minus 0.20%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Bank of America N.A.	N/A	09/18/26	USD	7,107	(68,657)	—	(68,657)
Markit iBoxx $ Liquid High Yield Index	At Termination	1-day SOFR , 3.66%	Quarterly	Bank of America N.A.	N/A	09/20/26	USD	280	1,836	2,516	(680)
									$ (46,627)	$ 2,516	$ (49,143)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 68,757,218	$ —	$ 68,757,218
Common Stocks	998,646	—	—	998,646
Corporate Bonds	—	342,003,720	3,038,076	345,041,796
Fixed Rate Loan Interests	—	—	434,114	434,114
Floating Rate Loan Interests	—	822,948	34,331	857,279
Foreign Agency Obligations	—	18,301,787	—	18,301,787
Investment Companies	5,284,925	—	—	5,284,925
Municipal Bonds	—	3,649,090	—	3,649,090
Non-Agency Mortgage-Backed Securities	—	153,230,231	99,807	153,330,038
Preferred Securities
Capital Trusts	—	6,818,028	—	6,818,028
Preferred Stocks	120,360	—	—	120,360
U.S. Government Sponsored Agency Securities	—	487,853,685	—	487,853,685
U.S. Treasury Obligations	—	347,827,777	—	347,827,777
Short-Term Securities
Foreign Agency Obligations	—	1,351,193	—	1,351,193
Money Market Funds	145,944,725	—	—	145,944,725
U.S. Treasury Obligations	—	2,872,457	—	2,872,457
Options Purchased
Credit Contracts	—	2,096	—	2,096
Equity Contracts	13,146	—	—	13,146
Foreign Currency Exchange Contracts	—	50,796	—	50,796
Interest Rate Contracts	1,111	316,043	—	317,154
Unfunded Floating Rate Loan Interests(a)	—	765	2,082	2,847
Liabilities
Investments
TBA Sale Commitments	—	(130,374,744)	—	(130,374,744)
	$152,362,913	$1,303,483,090	$3,608,410	$1,459,454,413
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 391,268	$ —	$ 391,268
Equity Contracts	7,652	59,770	—	67,422
Foreign Currency Exchange Contracts	—	411,864	—	411,864
Interest Rate Contracts	817,911	4,049,605	—	4,867,516
Liabilities
Credit Contracts	—	(78,385)	—	(78,385)
Equity Contracts	(23,332)	(108,233)	—	(131,565)
Foreign Currency Exchange Contracts	—	(269,344)	—	(269,344)
Interest Rate Contracts	(3,069,897)	(4,240,594)	—	(7,310,491)
	$(2,267,666)	$215,951	$—	$(2,051,715)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BAB	Build America Bond
BBSW	Bank Bill Swap Rate
Portfolio Abbreviation (continued)
BMO	BMO Capital Markets
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CORRA	Overnight Bank of Canada Repo Rate
CR	Custodian Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MTA	Month Treasury Average
MXIBTIIE	Mexico Interbank TIIE 28-Day
PCL	Public Company Limited
PIK	Payment-in-Kind
PR	Prerefunded
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taipei Interbank Offered Rate
TBA	To-Be-Announced
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Diversified Fixed Income Fund

Portfolio Abbreviation (continued)
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
WIBOR	Warsaw Interbank Offered Rate
ZARONIA	South African Rand Overnight Index Average